                                  As filed with the Commission on April 30, 2002
                                                      1933 Act File No. 33-34079
                                                      1940 Act File No. 811-6071

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                             -

      Post-Effective Amendment No.35 ......................................  X
                                  --                                         -

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                             -

      Amendment No.   45 ..................................................  X
                    -------                                                  -

                             BT INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                One South Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-5000
                         (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.           Copies to:           Burton M. Leibert, Esq.
One South Street                                      Willkie Farr & Gallagher
Baltimore, Maryland 21202                             787 Seventh Ave
(Name and Address of Agent                            New York, New York 10019
for Service)

It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to paragraph (b)
[x] On April 30, 2002 pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] On (date) pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] On (date)pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Cash Management Portfolio, Treasury Money Portfolio, Equity 500 Index Portfolio, and BT Investment Portfolios also have executed this Registration Statement.

                                                      Deutsche Asset Management


                                       [Graphic]

                                    Worldmap Cover
                                            Mutual Fund
                                                                     Prospectus
                                                                 April 30, 2002

                                                                  Institutional
Cash Management Fund

  [Like shares of all mutual funds, these securities have
  not been approved or disapproved by the Securities
  and Exchange Commission nor has the Securities and       [LOGO] A Member of
  Exchange Commission passed upon the accuracy or         the
  adequacy of this prospectus. Any representation to the  Deutsche Bank Group
  contrary is a criminal offense.]                                          /

Overview
--------------------------------------------------------------------------------
of Cash Management Fund Institutional

Goal: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Core Strategy: The Fund invests in high quality money market instruments.


INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in high quality money market instruments, maintaining a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in high quality securities that are valued in US dollars and have remaining maturities of 397 days or less. The
Fund invests more than 25% of its total assets in banks and other financial institutions.
--------------------------------------------------------------------------------


Cash Management Fund Institutional

Overview of the Cash Management Fund

 Goal...................................................................... 3
 Core Strategy............................................................. 3
 Investment Policies and Strategies........................................ 3
 Principal Risks of Investing in the Fund.................................. 4
 Who Should Consider Investing in the Fund................................. 4
 Total Returns, After Fees and Expenses.................................... 5
 Annual Fund Operating Expenses............................................ 6

A Detailed Look at the Cash Management Fund

                     Objective.........................  7
                     Strategy..........................  7
                     Principal Investments.............  7
                     Risks.............................  7
                     Management of the Fund............  8
                     Calculating the Fund's Share Price  9
                     Performance Information...........  9
                     Dividends and Distributions.......  9
                     Tax Considerations................ 10
                     Buying and Selling Fund Shares.... 10
                     Financial Highlights.............. 13


--------------------------------------------------------------------------------

Overview of Cash Management Fund Institutional


PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

.. A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

.. An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

.. Changes in interest rates or economic downturns could have a negative effect on issuers in the financial services industry.

..  Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THE FUND

The Fund requires a minimum investment of $1 million. You should consider investing in the Fund if you are looking for a liquid investment that offers income approximating money market rates and preserves the value of your capital.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------

                                 Overview of Cash Management Fund Institutional


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last calendar year, the last five calendar years and the last ten calendar years.

As of December 31, 2001, the Fund's 7-day yield was 2.12%. To learn the current 7-day yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the 'current yield,' is the income generated by the Fund over a seven-day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The 'total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.


                                    [CHART]

Year-by-Year Returns
(each full calendar year since inception)

1992  3.58%
1993  3.05%
1994  4.18%
1995  5.89%
1996  5.36%
1997  5.52%
1998  5.47%
1999  5.11%
2000  6.41%
2001  4.16%

The Fund's highest return in any calendar quarter was 2.00% (fourth quarter
1990) and its lowest quarterly return was 0.45% (first quarter 2002). Past performance offers no indication of how the Fund will perform in the future.


                 Performance for Periods Ended December 31, 2001

                                            Average Annual Returns
                                         1 Year   5 Years 10 Years
                 Cash Management Fund
                  Institutional           4.16%     5.33%    4.87%
                 -------------------------------------------------

--------------------------------------------------------------------------------

Overview of Cash Management Fund Institutional



ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and that you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds.1 The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1 /Information on the annual operating expenses reflects the expenses of both the Fund and the Cash Management Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the 'Organizational Structure' section of this prospectus.)
/2 /The investment advisor and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2001, to waive their fees and reimburse expenses so that total expenses will not exceed 0.23%.
/3 /For the first year, the expense example takes into account fee waivers and/or reimbursements.

                Annual Fees and Expenses

                                           Percentage of Average
                                             Daily Net Assets/1/
                Management Fee                         0.15 %
                ------------------------------------------------
                Distribution and Service (12b-1) Fees    None
                ------------------------------------------------
                Other Expenses                         0.10 %
                ------------------------------------------------
                Total Fund Operating Expenses          0.25 %
                ------------------------------------------------
                Less: Fee Waivers or Expense
                  Reimbursements                      (0.02)%/2/
                ------------------------------------------------
                Net Expenses                           0.23 %
                ------------------------------------------------


Expense Example/3/

1 Year 3 Years 5 Years 10 Years
   $24     $78    $139     $316
-------------------------------


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Cash Management Fund Institutional


OBJECTIVE

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments. While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY

The Fund seeks current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price:

.. Generally, Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

.. The Fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

.. have received the highest short-term rating from two nationally recognized statistical rating organizations;

.. have received the highest short-term rating from one rating organization (if only one organization rates the security);

..  are unrated, but are determined to be of similar quality by us; or

.. have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by us.

PRINCIPAL INVESTMENTS

The Fund may invest in high quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These include:

.. Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and US government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

.. US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

.. Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

.. Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset- backed security generally consist of interest and/or principal.

Because many of the Fund's principal investments are issued or credit-enhanced by banks or other financial institutions, the Fund may invest more than 25% of its total assets in the financial services industry. The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

RISKS

Below we set forth some of the prominent risks associated with money market mutual funds and we detail our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund's credit rating requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund's best interest.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize


--------------------------------------------------------------------------------

A Detailed Look at Cash Management Fund Institutional


such price fluctuations, the Fund adheres to the following practices:

.. We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

..  We primarily buy securities with remaining maturities of 13 months or less.
   This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys high quality securities with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

..  it cannot sell the securities at the agreed-upon time and price; or

..  the securities lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the Fund may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Bank Securities Inc., Deutsche Asset Management, Inc. ('DeAM, Inc.'), Deutsche Asset Management Investment Services Limited ('DeAMIS'), Deutsche Bank Trust Company Americas and Scudder Trust Company.

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Advisor. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Ave., New York, NY 10017, acts as the Fund's investment advisor. As investment advisor, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. On April 30, 2001 the investment advisor to the Fund changed to DeAM, Inc. from Deutsche Bank Trust Company Americas, formerly Bankers Trust Company, an affiliate of DeAM, Inc. The investment advisor received a fee of 0.15% of the Fund's average daily net assets for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients, and as of March 31, 2002, managed approximately $97 billion in assets.

DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Other Services. Investment Company Capital Corp. ('ICCC'), also an affiliate of DeAM, Inc., provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, ICCC or your service agent, performs the functions necessary to establish and maintain your


--------------------------------------------------------------------------------

                          A Detailed Look at Cash Management Fund Institutional


account. Besides setting up the account and processing your purchase and sale orders, these functions include:

..  keeping accurate, up-to-date records for your individual Fund account;

..  implementing any changes you wish to make in your account information;

..  processing your requests for cash dividends and distributions from the Fund;

.. answering your questions on the Fund's investment performance or administration;

..  sending proxy reports and updated prospectus information to you; and

..  collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with Investment Company Capital Corp. Service agents may charge additional fees to investors only for those services not otherwise included in the Investment Company Capital Corp. servicing agreement, such as cash management, or special trust or retirement-investment reporting.


Organizational Structure. Cash Management Fund Institutional is a 'feeder fund' that invests all of its assets in a 'master portfolio,' the Cash Management Portfolio. The Fund and the master portfolio have the same goal. The master portfolio is advised by DeAM, Inc. The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment advisor, invest in a different master portfolio or take other action.


CALCULATING THE FUND'S SHARE PRICE


We calculate the price of the Fund's shares (also known as the 'Net Asset
Value' or 'NAV') at 4:00 pm Eastern time each day the Fund is open for business. On the day before certain
--------------------------------------------------------------------------------
Generally, the Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The Fund may accept purchase or sale orders on days other than the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances, but the 'Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.
holidays are observed, the bond markets or other primary trading markets for the Fund may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. You may call the Deutsche Asset Management Service Center at
1-800-730-1313 for additional information about whether the Fund will close before a particular holiday. On days the Fund closes early:

.. All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

.. Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.

.. Purchase orders received after the Fund's close will be processed the next business day.

The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method writes down the premium--or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. The Fund's Net Asset Value will normally be $1.00 a share.

When price quotations for a particular security are not readily available or may be unreliable, we determine its value by the method we believe most accurately reflects its current fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees.

PERFORMANCE INFORMATION

The Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends from its net income daily and pays the dividends on a monthly basis. The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. The Fund automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset


--------------------------------------------------------------------------------

A Detailed Look at Cash Management Fund Institutional


Management mutual fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gain distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gain distributions paid out by the Fund. Every year the Fund will send you information on the tax status of dividends and distributions paid the previous year. You may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.

Dividends and distributions usually have the following tax status:


                Transaction              Tax Status
                Income dividends         Ordinary income
                ------------------------------------------------
                Short-term capital gains Ordinary income
                 distributions*
                ------------------------------------------------
                Long-term capital gains  Long-term capital gains
                 distributions*
                ------------------------------------------------
 *Whether a capital gain distribution is considered short-term or long-term does not depend on how long you own your shares.

By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certifications required by the IRS, or if the IRS instructs the Fund to do so.

BUYING AND SELLING FUND SHARES

How to Contact the Deutsche Asset Management Service Center

               By Phone          1-800-730-1313

               By Mail           Deutsche Asset Management
                                 Service Center
                                 P.O. Box 219210
                                 Kansas City, MO 64121-9210

               By Overnight Mail Deutsche Asset Management
                                 Service Center
                                 210 West 10th Street, 8th floor
                                 Kansas City, MO 64105-1716

Our representatives are available to assist you personally Monday through Friday, 8:30 am to 7:00 pm, Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center's automated assistance line 24 hours a day, 7 days a week.

Minimum Account Investments*

                       To open an account      $1 million
                       To add to an account    $  100,000
                       Minimum account balance $  100,000

* Excluding retirement accounts.

The Fund and its service providers reserve the right to waive or reduce the investment minimums from time to time at their discretion. Shares of the Fund may be offered to directors and trustees, of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG, their spouses and minor children without regard to the minimum investment required.

How to Open Your Fund Account

               By Mail: Complete and sign the account application
                        that accompanies this prospectus. (You
                        may obtain additional applications by
                        calling the Service Center.) Mail the
                        completed application along with a check payable to the Fund you have selected to the Service Center. The addresses are shown under 'How to Contact the Deutsche
                        Asset Management Service Center'.

               By Wire: Call the Service Center to set up a wire
                        account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.



--------------------------------------------------------------------------------

                          A Detailed Look at Cash Management Fund Institutional


Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Deutsche Asset Management fund you have selected, to the Service Center. The addresses are shown in this section under 'How to Contact the Deutsche Asset Management Service Center.' Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to 'Deutsche Asset Management Funds' and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature must be signature guaranteed if the amount is more than $100,000, or if the redemption proceeds will be sent to an address other than the one on record. You must leave at least $100,000 invested in your account to keep it open. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Deutsche Asset Management Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time.

                    Routing No.: 021001033
                    Attn:        Deutsche Asset Management/
                                 Mutual Funds
                    DDA No.:     00-226-296
                    FBO:         (Account name)
                                 (Account number)
                    Credit:      Cash Management Fund
                                 Institutional--1679

Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. Wire transfers may be restricted on holidays and at certain other times. For your protection, you may not change the destination bank account over the phone. The minimum redemption by wire is $1,000. We must receive your order by 4:00 pm Eastern time to wire to your account the same business day.

Important Information About Buying and Selling Shares

.. You may buy and sell shares of a fund through authorized service agents as well as directly from the Service Center. The same terms and conditions apply. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.

.. You may place orders to buy and sell over the phone by calling your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

.. If we receive your purchase order before 4:00 p.m. Eastern time (or earlier, if the Fund closes early) you will receive the dividends declared on that day. If we receive it after 4:00 p.m. Eastern time, you will not.

..  You will not receive the dividends declared on the day you sell your shares.

.. After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the Fund is open for business.

..  We accept payment for shares only in US dollars by check, bank or Federal
   Funds wire transfer, or by electronic bank transfer. We do not accept cash, starter or third-party checks, or checks issued by credit card companies or internet based companies.

.. The payment of redemption proceeds (including exchanges) for shares of a Fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.



--------------------------------------------------------------------------------

A Detailed Look at Cash Management Fund Institutional


.. Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after we receive your order in proper form.

.. We reserve the right to close your account on 60 days notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

.. If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Service Center for more information.

.. We remit proceeds from the sale of shares in US dollars. Under certain circumstances, we reserve the right to redeem shares 'in-kind', which means that we may give you a portion of your redemption in portfolio securities.

..  We do not issue share certificates.

.. Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Service Center for more information.

.. During periods of heavy market activity, you may have trouble reaching the Service Center by telephone. If this occurs, you should make your request by mail.

.. The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

.. Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you a semi-annual and annual report on your fund's overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your shares for shares of certain other Deutsche Asset Management mutual funds up to four times a calendar year. We may modify or terminate this exchange privilege upon 60 days notice. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may only order exchanges over the phone if you are authorized to do so. You will receive a written confirmation of each transaction from the Service Center or your service agent.

Please note the following conditions:

.. The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

.. You may make the exchange by phone, if your account has the exchange by phone feature, or by letter.

.. If you are maintaining a taxable account, you may have to pay taxes on the exchange.

.. Your exchange must meet the minimum investment amount for the class of shares being purchased.


--------------------------------------------------------------------------------

                          A Detailed Look at Cash Management Fund Institutional


The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

Financial Highlights
                                            For the Years Ended December 31,
                                    2001        2000        1999        1998        1997
Per share operating
 performance:

Net asset value, beginning of
 year                              $1.00       $1.00       $1.00       $1.00       $1.00
------------------------------------------------------------------------------------------
Income from investment
 operations

Net investment income               0.04        0.06        0.05        0.05        0.05
------------------------------------------------------------------------------------------
Net realized gain (loss) from
 investment transactions            0.001       0.001       0.001       0.001      (0.00)1
------------------------------------------------------------------------------------------
Total from investment
 operations                         0.04        0.06        0.05        0.05        0.05
------------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income              (0.04)      (0.06)      (0.05)      (0.05)      (0.05)
------------------------------------------------------------------------------------------
Net asset value, end of year       $1.00       $1.00       $1.00       $1.00       $1.00
------------------------------------------------------------------------------------------
Total investment return             4.16%       6.41%       5.11%       5.47%       5.52%
------------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year
 (000's omitted)              $4,690,104  $4,019,173  $2,961,562  $2,347,142  $1,921,925
------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income               4.00%       6.24%       5.01%       5.34%       5.40%
------------------------------------------------------------------------------------------
Expenses after waivers and/or
 reimbursements, including
 expenses of the Cash
 Management Portfolio               0.23%       0.23%       0.23%       0.23%       0.23%
------------------------------------------------------------------------------------------
Expenses before waivers
 and/or reimbursements,
 including expenses
 of the Cash Management
 Portfolio                          0.25%       0.26%       0.26%       0.26%       0.26%
------------------------------------------------------------------------------------------

 1 Less than $0.01 per share.


--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                   Deutsche Asset Management Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 202-942-8090.

Cash Management Fund Institutional                            CUSIP #055924104
BT Institutional Funds                                        1679PRO (04/02)
                                                              811-6071

Distributed by:
ICC Distributors, Inc.

                                                      Deutsche Asset Management


                                       [Graphic]

                                    Worldmap Cover
                                            Mutual Fund
                                                                     Prospectus
                                                                 April 30, 2002

                                                                  Institutional
Cash Reserves Fund

  [Like shares of all mutual funds, these securities have
  not been approved or disapproved by the Securities
  and Exchange Commission nor has the Securities and       [LOGO] A Member of
  Exchange Commission passed upon the accuracy or         the
  adequacy of this prospectus. Any representation to the  Deutsche Bank Group
  contrary is a criminal offense.]                                          /

Overview
--------------------------------------------------------------------------------
of Cash Reserves Fund Institutional

Goal: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Core Strategy: The Fund invests in high quality money market instruments.



INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in high quality money market instruments, maintaining a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in high quality securities that are valued in US dollars and have remaining maturities of 397 days or less. The
Fund invests more than 25% of its total assets in banks and other financial institutions.
--------------------------------------------------------------------------------

Cash Reserves Fund Institutional

Overview of the Cash Reserves Fund

Goal........................................................................ 3
Core Strategy............................................................... 3
Investment Policies and Strategies.......................................... 3
Principal Risks of Investing in the Fund.................................... 4
Who Should Consider Investing in the Fund................................... 4
Total Returns, After Fees and Expenses...................................... 5
Annual Fund Operating Expenses.............................................. 6

A Detailed Look at the Cash Reserves Fund

 Objective.................................................................  7
 Strategy..................................................................  7
 Principal Investments.....................................................  7
 Risks.....................................................................  7
 Management of the Fund....................................................  8
 Calculating the Fund's Share Price........................................  9
 Dividends and Distributions...............................................  9
 Tax Considerations........................................................ 10
 Performance Information................................................... 10
 Buying and Selling Fund Shares............................................ 10
 Financial Highlights...................................................... 13

--------------------------------------------------------------------------------

Overview of Cash Reserves Fund Institutional



PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

.. A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

.. An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

.. Changes in interest rates or economic downturns could have a negative effect on issuers in the financial services industry.

..  Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THE FUND

The Fund requires a minimum investment of $10 million. You should consider investing in the Fund if you are looking for a liquid investment that offers income approximating money market rates and preserves the value of your capital.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

                                   Overview of Cash Reserves Fund Institutional



TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since it began selling shares on January 25, 1994 (its inception date). The table shows the Fund's average annual return over the one and five calendar year periods and since inception.

As of December 31, 2001, the Fund's 7-day yield was 2.18%. To learn the current 7-day yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the 'current yield,' is the income generated by the Fund over a seven-day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The 'total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.




                                    [CHART]

Year-by-Year Returns
(each full calendar year since inception)

1995     5.94%
1996     5.42%
1997     5.58%
1998     5.53%
1999     5.16%
2000     6.46%
2001     4.22%

For the period shown in the bar chart, the Fund's highest return in any calendar quarter was 1.65% (fourth quarter 2000) and its lowest quarterly return was 1.19% (second quarter 1999). Past performance offers no indication of how the Fund will perform in the future.


              Performance for Periods Ended December 31, 2001
                                            Average Annual Returns
                                                   Since Inception
                                 1 Year 5 Years (January 25, 1994)
              Cash Reserves Fund
               Institutional      4.22%   5.39%              5.33%
              ----------------------------------------------------


--------------------------------------------------------------------------------

Overview of Cash Reserves Fund Institutional


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds.1 The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1 /Information on the annual operating expenses reflects the expenses of both the Fund and the Cash Management Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the 'Organizational Structure' section of this prospectus.)
/2 /The investment advisor and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2001, to waive their fees and reimburse expenses so that total expenses will not exceed 0.18%.
/3 /For the first year, the expense example takes into account fee waivers and reimbursements.

         Annual Fees and Expenses

                                               Percentage of Average
                                                  Daily Net Asets/1/
         Management Fee                                       0.15 %
         --------------------------------------------------------------
         Distribution and Service (12b-1) Fees                  None
         --------------------------------------------------------------
         Other Expenses                                       0.10 %
         --------------------------------------------------------------
         Total Fund Operating Expenses                        0.25 %
         --------------------------------------------------------------
         Less: Fee Waivers or Expense
          Reimbursements                                     (0.07)%/2/
         --------------------------------------------------------------
         Net Expenses                                         0.18 %
         --------------------------------------------------------------


                        Expense Example/3/

                        1 Year 3 Years 5 Years 10 Years
                           $18     $73    $134     $311
                        -------------------------------


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Cash Reserves Fund Institutional


OBJECTIVE

Cash Reserves Fund Institutional seeks a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY

The Fund seeks current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price:

.. Generally, Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

.. The Fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

.. have received the highest short-term rating from two nationally recognized statistical rating organizations;

.. have received the highest short-term rating from one rating organization (if only one organization rates the security);

..  are unrated, but are determined to be of similar quality by us; or

.. have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by us.

PRINCIPAL INVESTMENTS

The Fund may invest in high quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These may include:

.. Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and US government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

.. US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

.. Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

.. Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

Because many of the Fund's principal investments are issued or credit-enhanced by banks or other financial institutions, the Fund may invest more than 25% of its total assets in the financial services industry. The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

RISKS

Below we set forth some of the prominent risks associated with money market mutual funds, and we detail our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund's requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund's best interest.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize


--------------------------------------------------------------------------------

A Detailed Look at Cash Reserves Fund Institutional


such price fluctuations, the Fund adheres to the following practices:

.. We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

..  We primarily buy securities with remaining maturities of 13 months or less.
   This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys high quality securities with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

..  it cannot sell the securities at the agreed-upon time and price; or

..  the securities lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the Fund may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Bank Securities Inc., Scudder Trust Company, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc. ('DeAM, Inc.') and Deutsche Asset Management Investment Services Limited ('DeAMIS').

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Advisor. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Ave., New York, NY 10017, acts as the Fund's investment advisor. As investment advisor, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. On April 30, 2001 the investment advisor to the Fund changed to DeAM, Inc. from Deutsche Bank Trust Company Americas, formerly Bankers Trust Company, an affiliate of DeAM, Inc. The investment advisor received a fee of 0.15% of the Fund's average daily net assets for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients, and as of March 31, 2002, managed approximately $97 billion in assets.

DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Other Services. Investment Company Capital Corp. ('ICCC'), also an affiliate of DeAM, Inc., provides administrative


--------------------------------------------------------------------------------

                            A Detailed Look at Cash Reserves Fund Institutional


services--such as portfolio accounting, legal services and others--for the Fund. In addition, ICCC or your service agent, performs the functions necessary to establish and maintain your account. Besides setting up the account and processing your purchase and sale orders, these functions include:

..  keeping accurate, up-to-date records for your individual Fund account;

..  implementing any changes you wish to make in your account information;

..  processing your requests for cash dividends and distributions from the Fund;

.. answering your questions on the Fund's investment performance or administration;

..  sending proxy reports and updated prospectus information to you; and

..  collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management, or special trust or retirement-investment reporting.

Organizational Structure. Cash Reserves Fund Institutional is a 'feeder fund' that invests all of its assets in a 'master portfolio,' the Cash Management Portfolio. The Fund and the master portfolio have the same goal. The master portfolio is advised by DeAM, Inc.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment advisor, invest in a different master portfolio or take other action.

CALCULATING THE SHARE PRICE OF THE FUND

We calculate the price of the Fund's shares (also known as the 'Net Asset Value' or 'NAV') at 4:00 pm Eastern time each day the Fund is open for business. On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. You may call the Service Center at 1-800-730-1313 for additional information about whether the Fund will close before a particular holiday. On days the Fund closes early:

.. All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

.. Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.

.. Purchase orders received after the Fund's close will be processed the next business day.

The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method writes down the premium--or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. The Fund's Net Asset Value will normally be $1.00 a share.

When price quotations for a particular security are not readily available or may be unreliable, we determine its value by the method we believe most accurately reflects its current fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends from its net income daily and pays the dividends on a monthly basis. The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. The Fund
--------------------------------------------------------------------------------
Generally, the Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The Fund may accept purchase or sale orders on days other than the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances, but the 'Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.


--------------------------------------------------------------------------------

A Detailed Look at Cash Reserves Fund Institutional



automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management mutual fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gain distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gain distributions paid out by the Fund. Every year the Fund will send you information on the tax status of dividends and distributions paid the previous year. You may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.

Dividends and distributions usually have the following tax status:


                Transaction              Tax Status
                Income Dividends         Ordinary Income
                ------------------------------------------------
                Short-term capital gains Ordinary Income
                  distributions*
                ------------------------------------------------
                Long-term capital gains  Long-term capital gains
                  distributions*
                ------------------------------------------------

 *Whether a capital gain distribution is considered short-term or long-term does not depend on how long you own your shares.

By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certifications required by the IRS, or if the IRS instructs the Fund to do so.

PERFORMANCE INFORMATION

The Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

BUYING AND SELLING FUND SHARES

How to Contact the Deutsche Asset Management Service Center

               By Phone          1-800-730-1313

               By Mail           Deutsche Asset Management
                                 Service Center
                                 P.O. Box 219210
                                 Kansas City, MO 64121-9210

               By Overnight Mail Deutsche Asset Management
                                 Service Center
                                 210 West 10th Street, 8th floor
                                 Kansas City, MO 64105-1716

Our representatives are available to assist you personally Monday through Friday, 8:30 a.m. to 7:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Deutsche Asset Management Service Center's automated assistance line 24 hours a day, 7 days a week.

Minimum Account Investments*

                      To open an account      $10 million
                      To add to an account    $ 1 million
                      Minimum account balance $ 1 million

*Excluding retirement accounts.

Shares of the Fund may be purchased without regard to the investment minimums by employees of Deutsche Bank AG, any of its affiliates or subsidiaries, their spouses and minor children, and Directors or Trustees of any investment company advised or administered by Deutsche Bank AG or any of its affiliates or subsidiaries, their spouses and minor children. The Fund and its service providers reserve the right to, from time to time, at their discretion, waive or reduce the investment minimums.



--------------------------------------------------------------------------------

                            A Detailed Look at Cash Reserves Fund Institutional


How to Open Your Fund Account

                  By Mail: Complete and sign the account
                           application that accompanies this
                           prospectus. (You may obtain
                           additional applications by calling
                           the Service Center.) Mail the
                           completed application along with
                           a check payable to the Fund you
                           have selected to the Service
                           Center. The addresses are shown
                           under 'How to Contact the
                           Deutsche Asset Management
                           Service Center'.

                  By Wire: Call the Service Center to set up a
                           wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Deutsche Asset Management fund you have selected, to the Deutsche Asset Management Service Center. The addresses are shown in this section under 'How to Contact the Deutsche Asset Management Service Center.' Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to 'Deutsche Asset Management funds' and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the Deutsche Asset Management Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature must be signature guaranteed if the amount is more than $100,000, or if the redemption proceeds will be sent to an address other than the one on record. You must leave at least $1 million invested in your account to keep it open. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time.

                     Routing No: 021001033
                     Attn:       Deutsche Asset Management/
                                 Mutual Funds
                     DDA no:     00-226-296
                     FBO:        (Account name)
                                 (Account number)
                     Credit:     Cash Reserve Fund
                                 Institutional--1687

Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. Wire transfers may be restricted on holidays and at certain other times. For your protection you may not change the destination bank account over the phone. The minimum redemption by wire is $1,000. We must receive your order by 4:00 p.m. Eastern time to wire your account the same business day.

Important Information About Buying and Selling Shares

.. You may buy and sell shares of a fund through authorized service agents as well as directly from the Service Center. The same terms and conditions apply. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.

.. You may place orders to buy and sell over the phone by calling your service agent or the Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.



--------------------------------------------------------------------------------

A Detailed Look at Cash Reserves Fund Institutional


.. If we receive your purchase order before 4:00 p.m. Eastern time (or earlier, if the Fund closes early) you will receive the dividends declared that day. If we receive it after 4:00 p.m. Eastern time, you will not.

..  You will not receive dividends declared on the day you sell your shares.

.. After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the Fund is open for business.

..  We accept payment for shares only in US dollars by check, bank or Federal
   Funds wire transfer, or by electronic bank transfer. We do not accept cash, starter or third-party checks or checks issued by credit card companies or internet based companies.

.. The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.


.. Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after we receive your order in proper form.

.. We reserve the right to close your account on 60 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

.. If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Service Center for more information.

.. We remit proceeds from the sale of shares in US dollars under certain circumstances we reserve the right to redeem shares 'in-kind', which means that we may give you a portion of your redemption in portfolio securities.

..  We do not issue share certificates.

.. Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Service Center for more information.

.. During periods of heavy market activity, you may have trouble reaching the Service Center by telephone. If this occurs, you should make your request by mail.

.. The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

..  We will not accept purchase and sale orders on any day the New York Stock
   Exchange is closed.


.. Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you a semi-annual and annual report on your fund's overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your shares for shares of certain other Deutsche Asset Management mutual funds up to four times a calendar year. We may modify or terminate this exchange privilege upon 60 days' notice. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You will receive a written confirmation of each transaction from the Service Center or your service agent.

Please note the following conditions:

.. The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

.. You may make the exchange by phone (if your account has the exchange by phone feature) or by letter.

.. If you are maintaining a taxable account, you may have to pay taxes on the exchange.



--------------------------------------------------------------------------------

                            A Detailed Look at Cash Reserves Fund Institutional


The table below provides a picture of the Fund's financial performance for the past five years. The information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

Financial Highlights

                                                 For the Years Ended December 31,
                                    2001          2000          1999          1998          1997
Per share operating
 performance:

Net asset value, beginning of
 year                              $1.00         $1.00         $1.00         $1.00         $1.00
----------------------------------------------------------------------------------------------------
Income from investment
 operations

Net investment income               0.04          0.06          0.05          0.05          0.05
----------------------------------------------------------------------------------------------------
Net realized gain (loss) from
 investment transactions            0.00/1/       0.00/1/       0.00/1/       0.00/1/      (0.00)/1/
----------------------------------------------------------------------------------------------------
Total from investment
 operations                         0.04          0.06          0.05          0.05          0.05
----------------------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income              (0.04)        (0.06)        (0.05)        (0.05)        (0.05)
----------------------------------------------------------------------------------------------------
Net asset value, end of year       $1.00         $1.00         $1.00         $1.00         $1.00
----------------------------------------------------------------------------------------------------
Total investment return             4.22%         6.46%         5.16%         5.53%         5.58%
----------------------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s
 omitted)                     $5,136,211    $3,663,247    $1,951,591    $2,367,777    $1,548,864
----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income               4.00%         6.33%         5.01%         5.38%         5.45%
----------------------------------------------------------------------------------------------------
Expenses after waivers and/or
 reimbursements, including
 expenses of the
 Cash Management Portfolio          0.18%         0.18%         0.18%         0.18%         0.18%
----------------------------------------------------------------------------------------------------
Expenses before waivers,
 including expenses of the
 Cash Management Portfolio          0.25%         0.26%         0.25%         0.26%         0.26%
----------------------------------------------------------------------------------------------------

 /1/ Less than $0.01 per share.
 /2/ Increased by approximately 0.03% due to Contributions of Capital for the year ended December 31, 1996.


--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to us at:

                   Deutsche Asset Management Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 202-942-8090.


Cash Reserves Fund Institutional                            CUSIP #055924872
BT Institutional Funds                                      1687PRO (04/02)
                                                            811-6071

Distributed by:
ICC Distributors, Inc.

                                                      Deutsche Asset Management


                                       [Graphic]

                                    Worldmap Cover
                                            Mutual Fund
                                                                     Prospectus
                                                                 April 30, 2002

                                                                  Institutional
Treasury Money Fund

  [Like shares of all mutual funds, these securities have
  not been approved or disapproved by the Securities
  and Exchange Commission nor has the Securities and      [LOGO]
  Exchange Commission passed upon the accuracy or
  adequacy of this prospectus. Any representation to the      A Member of the
  contrary is a criminal offense.]                        Deutsche Bank Group

Overview
--------------------------------------------------------------------------------
of Treasury Money Fund Institutional

Goal: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Core Strategy: The Fund invests in debt obligations of the US Treasury or repurchase agreements collateralized by US Treasury debt obligations.


INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in US Treasury obligations, either directly or through repurchase agreements. The Fund maintains a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.
--------------------------------------------------------------------------------

Treasury Money Fund Institutional

Overview of the Treasury Money Fund

 Goal...................................................................... 3
 Core Strategy............................................................. 3
 Investment Policies and Strategies........................................ 3
 Principal Risks of Investing in the Fund.................................. 4
 Who Should Consider Investing in the Fund................................. 4
 Total Returns, After Fees and Expenses.................................... 5
 Annual Fund Operating Expenses............................................ 6

A Detailed Look at the Treasury Money Fund

 Objective.................................................................  7
 Strategy..................................................................  7
 Principal Investments.....................................................  7
 Risks.....................................................................  7
 Management of the Fund....................................................  8
 Calculating the Fund's Share Price........................................  8
 Dividends and Distributions...............................................  9
 Tax Considerations........................................................  9
 Performance Information...................................................  9
 Buying and Selling Fund Shares............................................ 10
 Financial Highlights...................................................... 13


--------------------------------------------------------------------------------

Overview of Treasury Money Fund Institutional


PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

.. A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

..  Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THE FUND

The Fund requires a minimum investment of $1 million. You should consider investing in the Fund if you are a conservative investor who is looking for a liquid investment that offers income approximating money market rates and preserves the value of your capital.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------

                                  Overview of Treasury Money Fund Institutional


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last calendar year, the last five calendar years and the last ten calendar years.

As of December 31, 2001, the Fund's 7-day yield was 1.82%. To learn the current 7-day yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the 'current yield,' is the income generated by the Fund over a seven-day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The 'total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

                                    [CHART]

Year-by-Year Returns
(each full calendar year since inception)

1992     3.56%
1993     2.94%
1994     3.92%
1995     5.71%
1996     5.22%
1997     5.42%
1998     5.28%
1999     4.84%
2000     6.12%
2001     3.85%

The Fund's highest return in any calendar quarter was 1.89% (fourth quarter
1990) and its lowest quarterly return was 0.41% (first quarter 2002). Past performance offers no indication of how the Fund will perform in the future.


                  Performance for Periods Ended December 31, 2001

                                              Average Annual Returns
                                          1 Year    5 Years 10 Years
                  Treasury Money Fund
                    Institutional          3.85%      5.09%    4.68%
                  --------------------------------------------------


--------------------------------------------------------------------------------

Overview of Treasury Money Fund Institutional


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1 /Information on the annual operating expenses reflects the expenses of both the Fund and the Treasury Money Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the portfolio appears in the 'Organizational Structure' section of this prospectus.)
/2 /The investment advisor and administrator have agreed, for the 16-month period from the Fund's fiscal year end of December 31, 2001, to waive its fees and reimburse expenses so that total expenses will not exceed 0.25%.
/3 /For the first year, the expense example takes into account fee waivers and reimbursements.


Annual Fees and Expenses

                                      Percentage of Average
                                        Daily Net Assets/1/
Management Fees                                      0.15 %
--------------------------------------------------------------
Distribution and Service (12b-1) Fees                  None
--------------------------------------------------------------
Other Fund Operating Expenses                        0.12 %
--------------------------------------------------------------
Total Fund Operating Expenses                        0.27 %
--------------------------------------------------------------
Less: Fee Waivers or Expense
 Reimbursement                                      (0.02)%/2/
--------------------------------------------------------------
Net Expenses                                         0.25 %
--------------------------------------------------------------


Expense Example/3/

1 Year 3 Years 5 Years 10 Years
   $26     $85    $150     $341
-------------------------------


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Treasury Money Fund Institutional


OBJECTIVE

The Treasury Money Fund Institutional seeks a high level of current income consistent with liquidity and the preservation of capital by investing in debt obligations of the US Treasury or repurchase agreements collateralized by US Treasury debt obligations.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

STRATEGY

The Fund seeks current income by investing only in US Treasury securities and repurchase agreements backed by obligations of the US Treasury and maintains a dollar-weighted average maturity of 90 days or less. Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

PRINCIPAL INVESTMENTS

The Fund invests in US Treasury obligations, either directly or through repurchase agreements. In a repurchase agreement, the Fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price. The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

RISKS

Below we set forth some of the prominent risks associated with 'treasury' money market mutual funds, and we detail our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund's requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund's best interest.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:

.. We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

..  We buy securities with remaining maturities of 13 months or less.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This, in turn, could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

..  it cannot sell the securities at the agreed-upon time and price; or

..  the securities lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.


--------------------------------------------------------------------------------

A Detailed Look at Treasury Money Fund Institutional


MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Bank Securities Inc., Scudder Trust Company, Deutsche Bank Trust Company Americas, , Deutsche Asset Management, Inc. ('DeAM, Inc.') and Deutsche Asset Management Investment Services Limited ('DeAMIS').

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Advisor. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Avenue, New York, NY 10017, acts as the Fund's investment advisor. As investment advisor, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. On April 30, 2001 the investment advisor to the Fund changed to DeAM, Inc. from Deutsche Bank Trust Company Americas, formerly Bankers Trust Company, an affiliate of DeAM, Inc. The investment advisor received a fee of 0.15% of the Fund's average daily net assets for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients, and as of March 31, 2002, managed approximately $97 billion in assets.

DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Other Services. Investment Company Capital Corp. ('ICCC'), also an affiliate of DeAM, Inc., provides administrative functions--such as portfolio accounting, legal services and others--for the Fund. In addition, ICCC or your service agent, performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

..  keeping accurate, up-to-date records for your individual Fund account;

..  implementing any changes you wish to make in your account information;

..  processing your requests for cash dividends and distributions from the Fund;

.. answering your questions on the Fund's investment performance or administration;

..  sending proxy reports and updated prospectus information to you; and

..  collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management or special trust or retirement investment reporting.

Organizational Structure. The Fund is a 'feeder fund' that invests all of its assets in a 'master portfolio,' the Treasury Money Portfolio. The Fund and its master portfolio have the same goal. The master portfolio is advised by DeAM, Inc.

The master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows a Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholder's best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment advisor, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE

We calculate the price of the Fund's shares (also known as the 'Net Asset
Value' or 'NAV') at 2:00 p.m. Eastern time each day the Fund is open for business. On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. You may call
--------------------------------------------------------------------------------
Generally, the Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. The Fund may accept purchase or sale orders on days other than the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances, but the 'Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.


--------------------------------------------------------------------------------

                           A Detailed Look at Treasury Money Fund Institutional


the Service Center at 1-800-730-1313 for additional information about whether the Fund will close before a particular holiday. On days the Fund closes early:

.. All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

.. Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.

.. Purchase orders received after the Fund's close will be processed the next business day.

The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method writes down the premium--or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. The Fund's Net Asset Value will normally be $1.00 a share.

When price quotations for a particular security are not readily available or may be unreliable, we determine its value by the method we believe most accurately reflects its current fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends from its net income daily and pays the dividends on a monthly basis. The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income and excise tax. The Fund automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management mutual fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, nontaxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder you and other shareholders pay taxes on the income or capital gains from the Fund's holdings. Your taxes will vary from year to year, based on the amount of capital gains distributions and dividends paid out by the Fund. You owe the taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:


   Transaction                                       Tax Status
   Income dividends                                  Ordinary income
   -------------------------------------------------------------------------
   Short-term capital gains   distributions*         Ordinary income
   -------------------------------------------------------------------------
   Long-term capital gains   distributions*          Long-term capital gains
   -------------------------------------------------------------------------
 *Whether a capital gain distribution is considered short-term or long-term does not depend on how long you own your shares.

Every year, the Fund will send you information on the distributions for the previous year.

You must provide your social security number or other taxpayer identification number to the Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% 'backup withholding' tax from your dividends, distributions, sales proceeds and other payments to you.

The tax considerations for tax deferred accounts, non-taxable entities and foreign investors may be different. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor before investing.

PERFORMANCE INFORMATION

The Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.



--------------------------------------------------------------------------------

A Detailed Look at Treasury Money Fund Institutional


BUYING AND SELLING FUND SHARES

How to Contact the Deutsche Asset Management Service Center

               By Phone          1-800-730-1313

               By Mail           Deutsche Asset Management
                                 Service Center
                                 P.O. Box 219210
                                 Kansas City, MO 64121-9210

               By Overnight Mail Deutsche Asset Management
                                 Service Center
                                 210 West 10th Street, 8th floor
                                 Kansas City, MO 64105-1716

Our representatives are available to assist you personally Monday through Friday, 8:30 am to 7:00 pm, Eastern time each day the New York Stock Exchange is open for business. You can reach the Service Center's automated assistance line 24 hours a day, 7 days a week.

Minimum Account Investments*

                    To open an account            $1 million
                    To add to an account          $100,000
                    Minimum account balance       $100,000

* Excluding retirement accounts.

The Fund and its service providers reserve the right to waive or reduce the investment minimums from time to time at their discretion. Shares of the Fund may be offered to directors and trustees, of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG, their spouses and minor children without regard to the minimum investment required.

How to Open Your Fund Account

              By Mail: Complete and sign the account application
                       that accompanies this prospectus. (You
                       may obtain additional applications by
                       calling the Service Center.) Mail the
                       completed application along with a check payable to the Fund you have selected to the Service Center. The addresses are shown under 'How to Contact the Deutsche Asset Management Service Center'.

              By Wire: Call the Service Center to set up a wire
                       account. Please note that your account
                       cannot become activated until we receive a completed application via mail or fax.

Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Fund you have selected, to the Deutsche Asset Management Service Center. The addresses are shown in this section under 'How to Contact the Deutsche Asset Management Service Center.' Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to 'Deutsche Asset Management funds' and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the Deutsche Asset Management Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature must be signature guaranteed if the amount is more than $100,000, or if the redemption proceeds will be sent to an address other than the one on record. You must leave at least $100,000 invested in your account to keep it open. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Deutsche Asset Management Service Center at 1-800-730-1313 by 2:00 p.m. to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time.

                    Routing No.: 021001033
                    Attn:        Deutsche Asset Management/
                                 Mutual Funds
                    DDA No.:     00-226-296
                    FBO:         (Account name)
                                 (Account number)
                    Credit:      Treasury Money Fund
                                 Institutional--1680

Refer to your account statement for the account name, number and fund number.


--------------------------------------------------------------------------------

                           A Detailed Look at Treasury Money Fund Institutional



Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313 prior to 2:00 p.m. Eastern time. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. Wire transfers may be restricted on holidays and at certain other times. We must receive your order by 2:00 p.m. Eastern time to wire your account the same business day. All orders placed after 2:00 p.m. will be wired to your account the next business day.

Important Information About Buying and Selling Shares

.. You may buy and sell shares of a fund through authorized service agents as well as directly from the Service Center. The same terms and conditions apply. The price which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order in a timely manner. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.

.. You may place orders to buy and sell over the phone by calling your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

.. If we receive your purchase order before 2:00 p.m. Eastern time you will receive the dividends declared that day. If we receive it after 2:00 p.m. Eastern time, you will not.

.. If we receive your order to sell shares after 2:00 p.m. Eastern time you will receive the dividends declared that day. If we receive it before 2:00 p.m. Eastern time, you will not.

.. After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the Fund is open for business.

..  We accept payment for shares only in US dollars by check, bank or Federal
   Funds wire transfer, or by electronic bank transfer. We do not accept cash, starter or third-party checks or checks issued by credit card companies or internet based companies.

.. The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

.. Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after we receive your order in proper form.

.. We reserve the right to close your account on 60 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

.. If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Service Center for more information.

.. We remit proceeds from the sale of shares in US dollars. Under certain circumstances, we reserve the right to redeem shares 'in-kind', which means that we may give you a portion of your redemption in portfolio securities.

..  We do not issue share certificates.

.. Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Deutsche Asset Management Service Center for more information.

.. During periods of heavy market activity, you may have trouble reaching the Deutsche Asset Management Service Center by telephone. If this occurs, you should make your request by mail.

.. The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

.. Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you a semi-annual and annual report on your fund's overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your shares for shares of certain other Deutsche Asset Management mutual funds up to four times a calendar year. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange,


--------------------------------------------------------------------------------

A Detailed Look at Treasury Money Fund Institutional

you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may only order exchanges over the phone if you are authorized to do so. You will receive a written confirmation of each transaction from the Deutsche Asset Management Service Center or your service agent.

Please note the following conditions:

.. The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

.. You may make the exchange by phone, if your account has the exchange by phone feature, or by letter.

.. If you are maintaining a taxable account, you may have to pay taxes on the exchange.

.. Your exchange must meet the minimum investment amount for the class of shares being purchased.



--------------------------------------------------------------------------------

                           A Detailed Look at Treasury Money Fund Institutional

The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

Financial Highlights
                                                                  For the Years Ended December 31,
                                             2001          2000           1999           1998          1997          1996
Per share operating performance:

Net asset value, beginning of year          $1.00         $1.00          $1.00          $1.00         $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations

Net investment income                        0.04          0.06           0.05           0.05          0.05          0.05
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from
 investment transactions                     0.00/1/      (0.00)/1/      (0.00)/1/       0.00/1/       0.00/1/       0.00/1/
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations             0.04          0.06           0.05           0.05          0.05          0.05
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income                       (0.04)        (0.06)         (0.05)         (0.05)        (0.05)        (0.05)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                $1.00         $1.00          $1.00          $1.00         $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------------
Total investment return                      3.85%         6.12%          4.84%          5.28%         5.42%         5.22%
----------------------------------------------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of period (000s omitted) $526,987    $1,088,595     $1,967,797     $1,728,834    $1,852,634    $1,424,305
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                        3.95%         5.91%          4.72%          5.16%         5.26%         5.10%
----------------------------------------------------------------------------------------------------------------------------
Expenses after waivers, and/or
 reimbursements, including expenses
 of the Treasury Money Portfolio             0.25%         0.25%          0.25%          0.25%         0.25%         0.25%
----------------------------------------------------------------------------------------------------------------------------
Expenses before waivers, and/or
 reimbursements, including expenses
 of the Treasury Money Portfolio             0.27%         0.27%          0.26%          0.26%         0.27%         0.26%
----------------------------------------------------------------------------------------------------------------------------

 /1 /Less than $0.01 per share.


--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                   Deutsche Asset Management Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 1-202-942-8090.


Treasury Money Fund Institutional                            CUSIP #055924203
BT Institutional Funds                                       1680PRO (04/02)
                                                             811-6071

Distributed by:
ICC Distributors, Inc.

                                                      Deutsche Asset Management


                                       [Graphic]

                                    Worldmap Cover
                                            Mutual Fund
                                                                     Prospectus
                                                                 April 30, 2002

                                                                        Premier
Equity 500 Index Fund Premier

EAFE(R)Equity Index Fund--Premier Class

US Bond Index Fund--Premier Class

 [Like shares of all mutual funds, these securities have
 not been approved or disapproved by the Securities
 and Exchange Commission nor has the Securities and
 Exchange Commission passed upon the accuracy or
 adequacy of this prospectus. Any representation to the
 contrary is a criminal offense.]
 [*The EAFE(R)Index is the exclusive property of Morgan      [LOGO] A Member of
 Stanley, Morgan Stanley Capital International is a service the
 of Morgan Stanley and has been licensed for use by the     Deutsche Bank Group
 Fund's investment advisor.]                                                  /

Table of Contents

                 Equity 500 Index Fund Premier.............  3
                 EAFE(R) Equity Index Fund -- Premier Class 11
                 US Bond Index Fund -- Premier Class....... 19
                 Information Concerning all Funds.......... 26
                 Management of the Funds................... 26
                 Calculating a Fund's Share Price.......... 27
                 Performance Information................... 27
                 Dividends and Distributions............... 27
                 Tax Considerations........................ 27
                 Buying and Selling Fund Shares............ 28


--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of the Equity 500 Index Fund Premier

Goal: The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the
'S&P 500 Index'), which emphasizes stocks of large US companies.
Core Strategy: The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.


INVESTMENT POLICIES AND STRATEGIES
The Fund is a feeder fund that invests all of its assets in a master portfolio with the same objective as the Fund. The Fund, through the master portfolio, seeks to replicate, before expenses, the risk and return characteristics of the S&P 500 Index. The Fund will invest primarily in common stocks of companies that comprise the S&P 500 Index, in approximately the same weightings as the
S&P 500 Index. The Fund may also invest in derivative instruments, such as stock index futures contracts and options relating to the benchmark. The Fund's investment advisor will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the S&P 500 Index, while remaining as fully invested as possible in all market environments. However, the composition of the S&P 500 Index and the Fund may occasionally diverge.
--------------------------------------------------------------------------------
The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Equity 500 Index Fund Premier

Overview of the Equity 500 Index Fund

                 Goal..................................... 3
                 Core Strategy............................ 3
                 Investment Policies and Strategies....... 3
                 Principal Risks of Investing in the Fund. 4
                 Who Should Consider Investing in the Fund 4
                 Total Returns, After Fees and Expenses... 5
                 Fees and Expenses of the Fund............ 6

A Detailed Look at the Equity 500 Index Fund

                  Objective...............................  7
                  Index Investing Versus Active Management  7
                  Strategy................................  7
                  Principal Investments...................  7
                  Investment Process......................  8
                  Risks...................................  8
                  Information Regarding the Index.........  8
                  Financial Highlights.................... 10

--------------------------------------------------------------------------------

Overview of the Equity 500 Index Fund Premier


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

..  Stocks held by the Fund could perform poorly.

..  Stocks could decline generally or could underperform other investments.

.. Returns on large US companies' stock, in which the Fund invests, could trail the returns of stocks of medium or small companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.

.. The Fund may not be able to mirror the S&P 500 Index closely enough to track its performance for several reasons, including the Fund's cost to buy and sell securities, the flow of money into and out of the Fund, and the underperformance of stocks selected.

.. The Fund could suffer losses if its futures and options positions are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND

The Equity 500 Index Fund--Premier Class requires a minimum investment of $5 million. You should consider investing in the Fund if you are seeking capital appreciation over the long term, exposure to the US equity market as represented by larger companies, and investment returns that track the performance of the S&P 500 Index. There is, of course, no guarantee that the Fund will realize its objective.

You should not consider investing in the Fund if you are:

..  pursuing a short-term financial goal;

..  seeking regular income and stability of principal;

..  unable to tolerate fluctuations in the value of your investments; or

..  seeking to outperform the S&P 500 Index.

The Fund by itself does not constitute a balanced investment program. It can, however, provide exposure to investment opportunities not available to an investor in small- and medium-sized company stocks. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio. The Fund also offers other classes with different fees, expenses and investment minimums.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------

                                  Overview of the Equity 500 Index Fund Premier


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the Fund's actual return for each full calendar year since the Fund began selling shares on December 31, 1992 (its inception date). The table compares the Fund's average annual return with the S&P 500 Index over the last calendar year, the last five calendar years and since the Fund's inception. The S&P 500 Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's performance results.

The table also shows the after-tax returns of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.
--------------------------------------------------------------------------------
The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only represents the Fund's taxable distributions, but not a shareholder's gain or loss from selling Fund shares.

The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her Fund shares at the end of the period. The number reflects both the Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.
                                    [CHART]

Year-by-Year Returns
(each full calendar year since inception)

1993     9.84%
1994     1.40%
1995    37.59%
1996    22.75%
1997    33.23%
1998    28.75%
1999    20.75%
2000    -9.22%
2001   -12.04%

For the period shown in the bar chart, the Fund's highest return in any calendar quarter was 21.41% (fourth quarter 1998) and its lowest quarter was -14.72% (third quarter 2001). Past performance offers no indication of how the Fund will perform in the future.


         Performance for Periods Ended December 31, 2001
                                                 Average Annual Returns
                                                        Since Inception
                                     1 Year 5 Years (December 31, 1992)
         Premier
         Return Before Taxes        -12.04%  10.59%              13.44%
         --------------------------------------------------------------
         Premier
         Return After Taxes on
          Distributions             -12.74%   9.16%              12.05%
         --------------------------------------------------------------
         Premier
         Return After Taxes on
          Distributions and
          Sale of Fund Shares        -7.14%   8.40%              10.95%
         --------------------------------------------------------------
         S&P 500 Index (reflects no
          deductions for fees,
          expenses, or taxes)       -11.87%  10.70%              13.54%
         --------------------------------------------------------------


--------------------------------------------------------------------------------

Overview of the Equity 500 Index Fund Premier


FEES AND EXPENSES OF THE FUND
(expenses paid from Fund assets)

The Annual Fund Operating Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Equity 500 Index Fund Premier.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the shares of the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same, you reinvested all dividends and distributions and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/ Information on the annual operating expenses reflects the expenses of both the Fund and the Equity 500 Index Portfolio, the master portfolio in which the Fund invests its assets. A further discussion of the relationship between the Fund and the master portfolio appears in the 'Organizational Structure' section of this prospectus.

/2/ The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2001, to waive their fees and reimburse expenses to the extent necessary to maintain the Fund's expense ratio at the level indicated as 'Net Expenses'.

/3/ For the first 12 months, the expense example takes into account fee waivers and reimbursements.


         Annual Fund Operating Expenses

                                               Percentage of Average
                                                 Daily Net Assets/1/
         Management Fees                                      0.05 %
         --------------------------------------------------------------
         Distribution and Service (12b-1) Fees                  None
         --------------------------------------------------------------
         Other Expenses                                       0.06 %
         --------------------------------------------------------------
         Total Fund Operating Expenses                        0.11 %
         --------------------------------------------------------------
         Less: Fee Waivers and/or Expense
          Reimbursements                                     (0.01)%
         --------------------------------------------------------------
         Net Expenses                                         0.10 %/2/
         --------------------------------------------------------------


Expense Example/3/

1 Year 3 Years 5 Years 10 Years
   $10     $34     $61     $140
-------------------------------


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the Equity 500 Index Fund Premier

OBJECTIVE

The Fund seeks to replicate, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large US companies.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to replicating the S&P 500 Index's performance, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

INDEX INVESTING VERSUS ACTIVE MANAGEMENT

Active management involves the investment advisor buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

.. indexing provides simplicity because it is a straightforward market-replicating strategy;

.. index funds generally provide diversification by investing in a wide variety of companies and industries;

.. an index fund's performance is generally predictable in that the fund's value is expected to move in the same direction, up or down, as the target index;

.. index funds tend to have lower costs because they do not have many of the expenses of actively managed funds such as research. Also, index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and

.. index funds generally realize low capital gains.

STRATEGY

The Fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. The Fund's investment advisor will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the S&P 500 Index, while remaining as fully invested as possible in all market environments. To attempt to replicate the risk and return characteristics of the S&P 500 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the S&P 500 Index, using a process known as 'optimization.' This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields), closely replicate those of the securities in the S&P 500 Index. Over the long term, we seek a correlation between the performance of the Fund, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL INVESTMENTS

Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the S&P 500 Index as a whole. We may exclude or remove any S&P stock from the Fund if we believe that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. At times, the investment advisor may purchase a stock not included in the S&P 500 Index when it is believed to be a cost-efficient way of approximating the S&P 500 Index's performance, for example, in anticipation of a stock being added to the S&P 500 Index.

The Fund may also hold up to 20% of its assets in short-term debt securities and money market instruments.
--------------------------------------------------------------------------------
Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


--------------------------------------------------------------------------------

A Detailed Look at the Equity 500 Index Fund Premier



INVESTMENT PROCESS

In an effort to run an efficient and effective strategy, the Fund uses the process of 'optimization,' a statistical sampling technique. First, the Fund buys the stocks that make up the larger portions of the S&P 500 Index's value in roughly the same proportion as the S&P 500 Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, we try to replicate the industry and risk characteristics of all of the smaller companies in the S&P 500 Index without buying all of those stocks. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs. Historically, this Fund has had a low portfolio turnover rate.

RISKS

Set forth below are some of the prominent risks associated with investing in general, with index investing and with investing in large cap stocks.

Primary Risks

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market, including stocks held by the Fund.

Tracking Error Risk. There are several reasons that the Fund's performance may not replicate the S&P 500 Index exactly:

.. Unlike an index, the Fund incurs administrative expenses and transaction costs in trading stocks.

.. The composition of the S&P 500 Index and the stocks held by the Fund may occasionally diverge.

.. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the 'fully invested' S&P 500 Index.

Futures and Options Risk. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not invest in these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.
--------------------------------------------------------------------------------
Portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period.
The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Risks associated with derivatives include:

.. the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

.. the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

.. the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Secondary Risk

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that it believes most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Trustees. This procedure involves the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued securities too highly, you may end up paying too much for Fund shares when you buy into the Fund. If the Fund underestimates their price, you may not receive the full market value for your Fund shares when you sell.

INFORMATION REGARDING THE INDEX

The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by Standard and Poor's(R) ('S&P'), a division of McGraw-Hill, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Fund or the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund and the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund and Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund and Portfolio. S&P has no obligation to take the needs of the Fund and Portfolio or the owners of the Fund and Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund and Portfolio to be issued or in the determination or calculation of the equation by which the Fund and Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund and Portfolio.



--------------------------------------------------------------------------------

                           A Detailed Look at the Equity 500 Index Fund Premier

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund and Portfolio, owners of the Fund and Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.


--------------------------------------------------------------------------------

A Detailed Look at the Equity 500 Index Fund Premier


The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.


Financial Highlights
                                                 For the Years Ended December 31
                                     2001           2000           1999        1998           1997
Per share operating
 performance:/1/

Net asset value, beginning of
 year                             $151.92        $184.50        $156.72     $125.63        $100.08
---------------------------------------------------------------------------------------------------
Income from investment
 operations

Net investment income                1.79           2.03           2.26        2.05           2.04
---------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss) on investment
 and futures transactions          (20.07)        (18.33)         29.93       33.70          30.88
---------------------------------------------------------------------------------------------------
Total from investment
 operations                        (18.28)        (16.30)         32.19       35.75          32.92
---------------------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income               (1.90)         (2.07)         (2.22)      (2.05)         (2.01)
---------------------------------------------------------------------------------------------------
Net realized gains from
 investment and futures
 transactions                       (1.55)        (14.21)            --       (2.61)         (5.36)
---------------------------------------------------------------------------------------------------
In excess of net realized gain         --             --          (2.19)         --             --
---------------------------------------------------------------------------------------------------
Total distributions                 (3.45)        (16.28)         (4.41)      (4.66)         (7.37)
---------------------------------------------------------------------------------------------------
Net asset value, end of year      $130.19        $151.92        $184.50     $156.72        $125.63
---------------------------------------------------------------------------------------------------
Total investment return            (12.04)%        (9.22)%        20.75%      28.72%         33.23%
---------------------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s
 omitted)                      $1,448,143     $2,213,329     $2,990,891  $2,288,970     $1,521,647
---------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                1.25%          1.14%          1.31%       1.48%          1.74%
---------------------------------------------------------------------------------------------------
Expenses after waivers,
 including expenses of the
 Equity 500 Index Portfolio          0.10%          0.10%/2/       0.10%       0.10%/3/       0.10%
---------------------------------------------------------------------------------------------------
Expenses before waivers,
 including expenses of the
 Equity 500 Index Portfolio          0.11%          0.12%          0.13%       0.17%          0.21%
---------------------------------------------------------------------------------------------------
Decrease reflected in above
 expense ratio due to fees
 waivers or expenses
 reimbursements                      0.01%          0.02%          0.03%       0.07%          0.11%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate/4/              9%/5/         28%            13%          4%            19%
---------------------------------------------------------------------------------------------------

 /1/ Per share amounts for the years ended December 31, 1996 through December 31, 1997 have been restated to reflect a 1:6 reverse stock split effective September 4, 1997.
 /2/ Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
 /3/ Effective May 6, 1998, the Advisor and Administrator contractually agreed to receive fees from the portfolio only to the extent of the lesser of 0.05% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.
 /4/ The portfolio turnover rate is the rate for the master portfolio in which the Fund invests its assets.
 /5/ Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.


--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of the EAFE(R) Equity Index Fund--Premier Class

Goal: The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE(R) Index ('EAFE(R) Index'), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.
Core Strategy: The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.


INVESTMENT POLICIES AND STRATEGIES
The Fund is a feeder fund that invests all of its assets in a master portfolio with the same objective as the Fund. The Fund, through the master portfolio, seeks to replicate, before expenses, the risk and return characteristics of the EAFE(R) Index. The Fund will invest primarily in common stocks of companies that comprise the EAFE(R) Index, in approximately the same weightings as the EAFE(R) Index. The Fund may also invest in derivative instruments, such as stock index futures contracts and options relating to the benchmark. The Fund's investment advisor will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the EAFE(R) Index, while remaining as fully invested as possible in all market environments. However, the composition of the EAFE(R) Index and the Fund may occasionally diverge.
--------------------------------------------------------------------------------
The EAFE(R) Index of major markets in Europe, Australasia and the Far East is a widely accepted benchmark of international stock performance. It tracks equity securities in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Stocks in the EAFE(R) Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

EAFE(R) Equity Index Fund--Premier Class

Overview of the EAFE(R) Equity Index Fund

                 Goal..................................... 11
                 Core Strategy............................ 11
                 Investment Policies and Strategies....... 11
                 Principal Risks of Investing in the Fund. 12
                 Who Should Consider Investing in the Fund 12
                 Total Returns, After Fees and Expenses... 13
                 Fees and Expenses of the Fund............ 14

A Detailed Look at the EAFE(R) Equity Index Fund

                  Objective............................... 15
                  Index Investing Versus Active Management 15
                  Strategy................................ 15
                  Principal Investments................... 15
                  Investment Process...................... 16
                  Risks................................... 16
                  Information Regarding the Index......... 17
                  Financial Highlights.................... 18


--------------------------------------------------------------------------------

Overview of the EAFE(R) Equity Index Fund--Premier Class


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

..  Stocks held by the Fund could perform poorly.

..  Stocks could decline generally or could underperform other investments.

.. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value.

.. Accounting and financial reporting standards of non-US companies differ from those in the US and could convey incomplete information when compared to information typically provided by US companies.

.. The currency of a country in which the Fund invests may fluctuate in value relative to the US dollar, which could affect the value of the investment.

.. The Fund may not be able to mirror the EAFE(R) Index closely enough to track its performance for several reasons, including the Fund's cost to buy and sell securities, the flow of money into and out of the Fund, and the underperformance of stocks selected.

.. The Fund could suffer losses if its futures and options positions are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND

The EAFE(R) Equity Index Fund--Premier Class requires a minimum investment of $5 million. You should consider investing in the Fund if you are seeking capital appreciation over the long term, exposure to the equity market as represented by companies outside the US, and investment returns that track the performance of the EAFE(R) Index. There is, of course, no guarantee that the Fund will realize its objective.

You should not consider investing in the Fund if you are:

..  pursuing a short-term financial goal;

..  seeking regular income and stability of principal;

..  unable to tolerate fluctuations in the value of your investments; or

..  seeking to outperform the EAFE(R) Index.

The Fund by itself does not constitute a balanced investment program. It can, however, provide exposure to investment opportunities not available to someone who invests in US securities alone. Diversifying your investments may also improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--------------------------------------------------------------------------------

                       Overview of the EAFE(R) Equity Index Fund--Premier Class


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the Fund's Premier Class shares actual return for each full calendar year since the Fund began selling shares on January 24, 1996 (its inception date). The table compares the Fund's Premier Class shares average annual return with the EAFE(R) Index over the last calendar year, the last five calendar years and since the Fund's inception. The EAFE(R) Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock--costs that are reflected in the Fund's performance results.

The table also shows the after-tax returns of the Fund's Premier Class. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.
--------------------------------------------------------------------------------
The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only represents the Fund's taxable distributions, but not a shareholder's gain or loss from selling Fund shares.

The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her Fund shares at the end of the period. The number reflects both the Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.

/1 /The performance of the EAFE(R) Index is calculated from January 31, 1996.
                                    [CHART]

Year-by-Year Returns
(each full calendar year since inception)

1997      2.11%
1998     19.81%
1999     27.95%
2000    -15.22%
2001    -21.75%

For the period shown in the bar chart, the Fund's highest return in any calendar quarter was 20.05% (fourth quarter 1998) and its lowest quarterly return was -14.06% (third quarter 1998). Past performance offers no indication of how the Fund will perform in the future.


        Performance for Periods Ended December 31, 2001
                                                 Average Annual Returns
                                                        Since Inception
                                    1 Year 5 Years (January 24, 1996)/1/
        Premier Class
        Return Before Taxes        -21.75%   0.76%                1.83%
        ----------------------------------------------------------------
        Premier Class
        Return After Taxes on
         Distributions             -22.05%  -0.36%                0.81%
        ----------------------------------------------------------------
        Premier Class
        Return After Taxes on
         Distributions and
         Sale of Fund Shares       -13.13%   0.13%                1.03%
        ----------------------------------------------------------------
        EAFE(R) Index (reflects no
         deductions for fees,
         expenses or taxes)        -21.44%   0.89%                1.96%
        ----------------------------------------------------------------


--------------------------------------------------------------------------------

Overview of the EAFE(R) Equity Index Fund--Premier Class


FEES AND EXPENSES OF THE FUND
(expenses paid from Fund assets)

The Annual Fund Operating Expenses table to the right describes the fees and expenses that you may pay if you buy and hold Premier Class shares of EAFE(R) Equity Index Fund.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Premier Class shares of the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same, you reinvested all dividends and distributions and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1 /Information on the annual operating expenses reflects the expenses of both the Fund and the EAFE(R) Equity Index Portfolio, the master portfolio in which the Fund invests its assets. A further discussion of the relationship between the Fund and the master portfolio appears in the 'Organizational Structure' section of this prospectus.

/2 /The investment advisor and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2001, to waive their fees and reimburse expenses to the extent necessary to maintain the Fund's expense ratio at the level indicated as 'Net Expenses'.

/3 /For the first 12 months, the expense example takes into account fee waivers and reimbursements.


         Annual Fund Operating Expenses
                                               Percentage of Average
                                                 Daily Net Assets/1/
         Management Fees                                      0.25 %
         --------------------------------------------------------------
         Distribution and Service (12b-1) Fees                  None
         --------------------------------------------------------------
         Other Expenses                                       0.38 %
         --------------------------------------------------------------
         Total Fund Operating Expenses                        0.63 %
         --------------------------------------------------------------
         Less: Fee Waivers and/or Expense
          Reimbursements                                     (0.23)%
         --------------------------------------------------------------
         Net Expenses                                         0.40 %/2/
         --------------------------------------------------------------


Expense Example/3/

  1 Year  3 Years 5 Years 10 Years
     $41     $179    $328     $764
----------------------------------


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the EAFE(R) Equity Index Fund--Premier Class


OBJECTIVE

The Fund seeks to replicate, as closely as possible (before the deduction of expenses), the performance of the EAFE(R) Index, which measures international stock market performance.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to replicating the EAFE(R) Index's performance, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

INDEX INVESTING VERSUS ACTIVE MANAGEMENT

Active management involves the investment advisor buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

.. indexing provides simplicity because it is a straightforward market-replicating strategy;

.. index funds generally provide diversification by investing in a wide variety of companies and industries;

.. an index fund's performance is predictable in that the Fund's value is expected to move in the same direction, up or down, as the target index;

.. index funds tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research, and index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and

..  index funds generally realize low capital gains.

STRATEGY

The EAFE(R) Index Fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. The Fund's investment advisor will use quantitative analysis techniques to structure the Fund to obtain a high correlation to the EAFE(R) Index, while remaining as fully invested as possible in all market environments. To attempt to replicate the country, industry and risk characteristics of the EAFE(R) Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the EAFE(R) Index, using a process known as 'optimization.' This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the securities in the EAFE(R) Index. Over the long term, the investment advisor seeks a correlation between the performance of the Fund, before expenses, and the EAFE(R) Index of 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL INVESTMENTS

Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the EAFE(R) Index and in derivative instruments, such as futures contracts, options and forward currency contracts, that provide exposure to the stocks of companies in the EAFE(R) Index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the EAFE(R) Index as a whole. The investment advisor may remove or exclude any EAFE(R) Index stock from the Fund, if the investment advisor believes that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. At times, the investment advisor may purchase a stock not included in the EAFE(R) Index when it is believed to be a cost-efficient way of approximating the EAFE(R) Index's performance, for example, in anticipation of a stock being added to the EAFE(R) Index. The Fund may also hold short-term debt securities and money market instruments.
--------------------------------------------------------------------------------
Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

Forward currency transactions involve the purchase or sale of a foreign currency at an exchange rate established currently, but with payment and delivery at a specified future time. Forward currency transactions may be used in an attempt to hedge against losses, or, where possible, to add to investment returns. There is no guarantee that these currency management activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.


--------------------------------------------------------------------------------

A Detailed Look at the EAFE(R) Equity Index Fund--Premier Class



INVESTMENT PROCESS

In an effort to run an efficient and effective strategy, the Fund uses the process of 'optimization,' a statistical sampling technique. First, the Fund buys the stocks that make up the larger portions of the EAFE(R) Index's value in roughly the same proportion as the EAFE(R) Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, we try to replicate the country, industry and risk characteristics of all of the smaller companies in the EAFE(R) Index without buying all of those stocks. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs. Historically, this Fund has had a low portfolio turnover rate.

RISKS

Set forth below are some of the prominent risks associated with investing in general, with index investing and with investing in stocks outside the United States.

Primary Risks

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market, including stocks held by the Fund.

Tracking Error Risk. There are several reasons that the Fund's performance may not replicate the EAFE(R) Index exactly:

.. Unlike the EAFE(R) Index, the Fund incurs administrative expenses and transaction costs in trading stocks.

.. The composition of the EAFE(R) Index and the stocks held by the Fund may occasionally diverge.

.. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the 'fully invested' EAFE(R) Index.

Foreign Investing Risk. From time to time, foreign capital markets have exhibited more volatility than those in the United States. Trading stocks on some foreign exchanges is inherently more difficult than trading in the United States for reasons including:

..  Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic
--------------------------------------------------------------------------------
Portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period.
  disputes to include trade and financial relations, and imposed high taxes on corporate profits.

.. Information Risk. Financial reporting standards for companies based in foreign markets differ from those in the United States and may present an incomplete or misleading picture of a foreign company compared to US standards.

.. Liquidity Risk. Stocks that trade infrequently or in low volumes can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the US market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches our estimate of its value.

.. Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

.. Currency Risk. The Fund invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the value of foreign securities or the US dollar amount of income or gain received on these securities.

Futures and Options Risk. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:

.. the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

.. the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

.. the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Secondary Risk

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that it believes most accurately

--------------------------------------------------------------------------------

                A Detailed Look at the EAFE(R) Equity Index Fund--Premier Class


reflects their current worth under procedures established by and under the general supervision of the Board of Trustees. This procedure involves the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued securities too highly, you may end up paying too much for Fund shares when you buy into the Fund. If the Fund underestimates their price, you may not receive the full market value for your Fund shares when you sell.

INFORMATION REGARDING THE INDEX

This Fund and master portfolio are not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of this Fund or the Portfolio or any member of the public regarding the advisability of investing in securities generally or in this Fund or the Portfolio particularly or the ability of the EAFE(R) Index to track general stock market performance.

Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE(R) Index, which is determined, composed and calculated by Morgan Stanley without regard to the issuer of this Fund and master portfolio, or to this Fund and master portfolio themselves.

Morgan Stanley has no obligation to take the needs of the issuer of this Fund and master portfolio or the owners of this Fund and master portfolio into consideration in determining, composing or calculating the EAFE(R) Index.

Inclusion of a security in the EAFE(R) Index in no way implies an opinion by Morgan Stanley as to its attractiveness as an investment. Morgan Stanley is not responsible for and has not participated in the determination of the timing, prices or quantities of this Fund and master portfolio to be issued, or in the determination or calculation of the equation by which this Fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of this Fund and master portfolio in connection with the administration, marketing or trading of this Fund and master portfolio. This Fund and master portfolio are neither sponsored by nor affiliated with Morgan Stanley.

Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the indexes from sources that Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the indexes or any data included therein.

Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the products, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein.

Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

--------------------------------------------------------------------------------

A Detailed Look at the EAFE(R) Equity Index Fund--Premier Class


The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all interest income and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

Financial Highlights
                                                For the Years Ended December 31,
                                            2001    2000/1/       1999     1998     1997
Per share operating performance:1

Net asset value, beginning of year        $12.27     $14.58     $11.59    $9.98   $10.62
-----------------------------------------------------------------------------------------
Income from investment operations

Net investment income                       0.19       0.25       0.08     0.16     0.23
-----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments and foreign currencies     (2.87)     (2.47)      3.15     1.81    (0.02)
-----------------------------------------------------------------------------------------
Total from investment operations           (2.68)     (2.22)      3.23     1.97     0.21
-----------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income                      (0.13)     (0.02)     (0.08)   (0.16)   (0.24)
-----------------------------------------------------------------------------------------
In excess of net investment income            --         --      (0.03)   (0.09)      --
-----------------------------------------------------------------------------------------
Net realized gains from investment
 transactions                                 --      (0.07)     (0.13)   (0.01)   (0.61)
-----------------------------------------------------------------------------------------
In excess of net realized gain                --         --         --    (0.10)      --
-----------------------------------------------------------------------------------------
Total distributions                        (0.13)     (0.09)     (0.24)   (0.36)   (0.85)
-----------------------------------------------------------------------------------------
Net asset value, end of year               $9.46     $12.27     $14.58   $11.59    $9.98
-----------------------------------------------------------------------------------------
Total investment return                   (21.75)%   (15.22)%    27.95%   19.81%    2.11%
-----------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s omitted)  $140,365   $171,305   $120,376  $42,462  $35,509
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                       1.68%      1.59%      1.56%    1.50%    1.70%
-----------------------------------------------------------------------------------------
Expenses after waivers, including
 expenses
 of the EAFE(R) Equity Index Portfolio      0.40%      0.40%      0.40%    0.40%    0.40%
-----------------------------------------------------------------------------------------
Expenses before waivers, including
 expenses of the EAFE(R) Equity
 Index Portfolio                            0.63%      0.65%      0.71%    0.83%    0.73%
-----------------------------------------------------------------------------------------
Decrease reflected in above expense
 ratio due to fees waivers or expenses
 reimbursements                             0.23%      0.25%      0.31%    0.43%    0.33%
-----------------------------------------------------------------------------------------
Portfolio turnover rate/2 /                   26%        52%         4%      12%      44%
-----------------------------------------------------------------------------------------

 1 On April 30, 2000, the Institutional Class was renamed the Premier Class. /2 /The Portfolio turnover rate is the rate for the master portfolio in which the Fund invests its assets.


--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of the US Bond Index Fund--Premier Class

Goal: The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Lehman Brothers Aggregate Bond Index (the 'Lehman Bond Index'), which emphasizes government mortgage-backed securities and corporate investment grade debt securities.
Core Strategy: The Fund invests in a statistically selected sample of the securities that comprise the Lehman Bond Index.


INVESTMENT POLICIES AND STRATEGIES
The Fund is a feeder fund that invests all of its assets in a master portfolio with the same objective as the Fund. The Fund, through the master portfolio, seeks to replicate, before expenses, the risk and return characteristics of the Lehman Bond Index. The Fund will invest primarily in debt securities of companies that comprise the Lehman Bond Index, in approximately the same weightings as the Lehman Bond Index. The Fund may invest in securities index futures and options relating to the benchmark. The composition of the Lehman Bond Index and the Fund may occasionally diverge.
--------------------------------------------------------------------------------
The Lehman Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more at the time of their issue. It is one of the most widely accepted benchmarks of bond market total return and includes more than 6,000 taxable securities.

US Bond Index Fund--Premier Class

Overview of the US Bond Index Fund

                 Goal..................................... 19
                 Core Strategy............................ 19
                 Investment Policies and Strategies....... 19
                 Principal Risks of Investing in the Fund. 20
                 Who Should Consider Investing in the Fund 20
                 Total Returns, After Fees and Expenses... 21
                 Fees and Expenses of the Fund............ 22

A Detailed Look at the US Bond Index Fund

Objective............................... 23
Index Investing Versus Active Management 23
Strategy................................ 23
Principal Investments................... 23
Investment Process...................... 23
Risks................................... 24
Financial Highlights.................... 25

--------------------------------------------------------------------------------

Overview of the US Bond Index Fund--Premier Class


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

..  Bonds selected by the Fund could perform poorly.

.. The bond market could decline in value as a result of a rise in interest rates.

.. The creditworthiness of a bond issuer could decline, which could cause the value of the bond to decline.

.. The Fund may not be able to replicate the Lehman Bond Index closely enough to track its performance for several reasons, including the Fund's cost to buy and sell securities, the flow of money into and out of the Fund and the underperformance of securities selected.

.. The Fund could suffer losses if its futures and options positions are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

WHO SHOULD CONSIDER INVESTING IN THE FUND

The US Bond Index Fund--Premier Class requires a minimum investment of $5 million. You should consider investing in the Fund if you want to invest in the fixed income market generally without regard to particular types of issuers, sectors, or debt securities. Such investments in the past have offered current income. There is, of course, no guarantee that the Fund will realize its objective.

You should not consider investing in the Fund if you are:

..  pursuing a short-term financial goal;

..  seeking capital appreciation; or

..  seeking to outperform the Lehman Bond Index.

The Fund by itself does not constitute a balanced investment program. It can, however, provide a complementary investment for investors seeking a more balanced asset mix. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

                              Overview of the US Bond Index Fund--Premier Class



TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the Fund's Premier Class shares actual return for each full calendar year since the Fund began selling shares on June 30, 1997 (its inception date). The table compares the Fund's Premier Class shares average annual return with the Lehman Bond Index over the last calendar year and since the Fund's inception. The Lehman Bond Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's performance results.

The table also shows the after-tax returns of the Fund's Premier Class. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.
--------------------------------------------------------------------------------
The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only represents the Fund's taxable distributions, but not a shareholder's gain or loss from selling Fund shares.

The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her Fund shares at the end of the period. The number reflects both the Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.




                                    [CHART]

Year-by-Year Returns
(each full calendar year since inception)

1998    1999     2000   2001
-----  -------  ------  -----
8.78%  (1.30)%  11.72%  8.19%

For the period shown in the bar chart, the Fund's highest return in any calendar quarter was 4.67% (third quarter 2001) and its lowest quarterly return was (1.14)% (second quarter 1999). Past performance offers no indication of how the Fund will perform in the future.

           Performance for Periods Ended December 31, 2001

                                               Average Annual Returns

                                                      Since Inception
                                               1 Year (June 30, 1997)
           Premier Class
           Return Before Taxes                  8.19%           7.46%
           ----------------------------------------------------------
           Premier Class
           Return After Taxes on
            Distributions                       5.64%           4.83%
           ----------------------------------------------------------
           Premier Class
           Return After Taxes on
            Distributions and Sale of Fund
            Shares                              4.96%           4.65%
           ----------------------------------------------------------
           Lehman Bond Index (reflects no
            deductions for fees, expenses
            or taxes)                           8.44%           7.56%
           ----------------------------------------------------------

--------------------------------------------------------------------------------

Overview of the US Bond Index Fund--Premier Class


FEES AND EXPENSES OF THE FUND
(expenses paid from Fund assets)

The Annual Fund Operating Expenses table to the right describes the fees and expenses that you may pay if you buy and hold Premier Class shares of US Bond Index Fund.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Premier Class shares of the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, you reinvested all dividends and distributions and that you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------
1 Information on the annual operating expenses reflects the expenses of both the Fund and the US Bond Index Portfolio, the master portfolio in which the Fund invests its assets. A further discussion of the relationship between the Fund and the master portfolio appears in the 'Organizational Structure' section of this prospectus.

2 The investment advisor and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2001, to waive their fees and reimburse expenses to the extent necessary to maintain the Fund's expense ratio at the level indicated as 'Net Expenses'.

3 For the first 12 months, the expense example takes into account fee waivers and reimbursements.

Annual Fund Operating Expenses

                                      Percentage of Average
                                        Daily Net Assets/1/
Management Fees                                      0.15 %
--------------------------------------------------------------
Distribution and Service (12b-1) Fees                None
--------------------------------------------------------------
Other Expenses                                       0.38 %
--------------------------------------------------------------
Total Fund Operating Expenses                        0.53 %
--------------------------------------------------------------
Less: Fee Waivers and/or Expense
 Reimbursements                                     (0.38)%
--------------------------------------------------------------
Net Expenses                                         0.15 %/2/
--------------------------------------------------------------


Expense Example/3/

1 Year 3 Years 5 Years 10 Years
   $15    $132    $258     $628
-------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the US Bond Index Fund--Premier Class


OBJECTIVE

The Fund seeks to replicate, as closely as possible (before the deduction of expenses) the performance of the Lehman Bond Index, which emphasizes government mortgage-backed securities and corporate investment grade debt securities.

While we give priority to replicating the Lehman Bond Index's performance, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

INDEX INVESTING VERSUS ACTIVE MANAGEMENT

Active management involves the investment advisor buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

.. indexing provides simplicity because it is a straightforward market-replicating strategy;

.. index funds generally provide diversification by investing in a wide variety of companies and industries;

.. an index fund's performance is generally predictable in that the Fund's value is expected to move in the same direction, up or down, as the target index;

.. index funds tend to have lower costs because they do not have many of the expenses of actively managed funds such as research. Also, index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and

..  index funds generally realize low capital gains.

STRATEGY

To attempt to replicate the investment performance of the Lehman Bond Index over time, the Fund invests in a statistically selected sample of the securities in the Lehman Bond Index. Over the long term, we seek a correlation between the performance of the Fund, before expenses, and the Lehman Bond Index of 95% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL INVESTMENTS

Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined at the time of purchase, in securities included in the Lehman Bond Index and derivative instruments, such as futures contracts and options, that provide exposure to the securities in the Lehman Bond Index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the Lehman Bond Index as a whole. We may exclude or remove any Lehman Bond Index security from the Fund if we believe that the security is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. At times, the investment advisor may purchase a security not included in the Lehman Bond Index when it is believed to be a cost-efficient way of approximating the Lehman Bond Index's performance, for example, in anticipation of a security being added to the Lehman Bond Index. The Fund may also hold short-term debt securities and money market instruments.

INVESTMENT PROCESS

The Fund invests in a representative sample of the securities that make up the Lehman Bond Index, which tracks six major classes of investment grade fixed-income securities. The chart on the next page shows the proportion as of December 31, 2001 that each class has recently constituted of the market value of the Lehman Bond Index. The Fund also attempts to replicate the Lehman Bond Index's duration, an intermediate term. Recently, this Fund has had a high portfolio turnover rate.
--------------------------------------------------------------------------------
Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it is to changes in interest rates. Investors in longer-duration bonds face more risk as interest rates rise--but also are more likely to receive more income from their investment to compensate for the risk.

Portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. High turnover can increase a Fund's transaction cost thereby lowering its returns or increasing your tax liability.


--------------------------------------------------------------------------------

A Detailed Look at the US Bond Index Fund--Premier Class


                                                   Percent of Market
           Class of Securities                        Value of Index
           US Treasury and Agency securities
            (debentures)                           34%
           ---------------------------------------------------------
           Mortgage-backed securities
            (agency credit)                        35%
           ---------------------------------------------------------
           Commercial Mortgage-backed securities    2%
           ---------------------------------------------------------
           Corporate Bonds                         24%
           ---------------------------------------------------------
           Bonds issued outside the US but payable
             in US Dollars                          3%
           ---------------------------------------------------------
           Asset-backed securities                  1%
           ---------------------------------------------------------

RISKS

Set forth below are some of the prominent risks associated with investing in general, with bond investing and with index investing.

Primary Risks

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline.

Tracking Error Risk. There are several reasons that the Fund's performance may not replicate the Lehman Bond Index exactly:

.. Unlike the Lehman Bond Index, the Fund incurs administrative expenses and transaction costs in trading bonds.

.. The composition of the Lehman Bond Index and the bonds held by the Fund may occasionally diverge.

.. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the 'fully invested' Lehman Bond Index.

Credit Risk. An investor purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, the issuers may not be able to make timely payments on the interest and principal on the bonds they have issued.

Prepayment Risk. When a bond issuer, such as an issuer of mortgage-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the Fund by reducing the relative attractiveness of bonds as an investment. Investment grade debt securities similar to those held in the Fund have experienced a moderate level of short-term price fluctuation.

Futures and Options Risk. The Fund may invest, to a limited extent, in securities index futures or options, which are types of derivatives. The Fund will not invest in these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the bond market. Risks associated with derivatives include:

.. the risk that the derivative is not well correlated with the securities for which it is acting as a substitute;

.. the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

.. the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Secondary Risk

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that it believes most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Trustees. This procedure involves the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued securities too highly, you may end up paying too much for Fund shares when you buy into the Fund. If the Fund underestimates their price, you may not receive the full market value for your Fund shares when you sell.

--------------------------------------------------------------------------------

                       A Detailed Look at the US Bond Index Fund--Premier Class



The table below provides a picture of the Fund's Premier Class/1/ shares' financial performance since inception. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions.
This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

Financial Highlights
                                                                                   For the Period
                                            For the Years Ended December 31,     June 30, 1997/2/
                                                                                          through
                                             2001      2000     1999      1998  December 31, 1997
Per share operating performance:

Net asset value, beginning of period       $10.24     $9.76   $10.47    $10.29             $10.00
-----------------------------------------------------------------------------------------------------
Income from investment operations

Net investment income                        0.59      0.62     0.57      0.59               0.33
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on
  investment transactions                    0.23      0.48    (0.70)     0.29               0.32
-----------------------------------------------------------------------------------------------------
Total from investment operations             0.82      1.10    (0.13)     0.88               0.65
-----------------------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income                       (0.59)    (0.62)   (0.58)    (0.61)             (0.32)
-----------------------------------------------------------------------------------------------------
Net realized gain from investment
 transactions                               (0.05)       --       --     (0.09)             (0.04)
-----------------------------------------------------------------------------------------------------
Total distributions                         (0.64)    (0.62)   (0.58)    (0.70)             (0.36)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period             $10.42    $10.24    $9.76    $10.47             $10.29
-----------------------------------------------------------------------------------------------------
Total investment return                      8.19%    11.72%   (1.30)%    8.78%              6.52%
-----------------------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of period (000s omitted) $110,309  $116,461  $92,657   $39,790             $8,119
-----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                        5.68%     6.33%    5.79%     5.70%              6.32%/3/
-----------------------------------------------------------------------------------------------------
Expenses after waivers, including
 expenses of the US Bond Index Portfolio     0.15%     0.15%    0.15%     0.15%              0.15%/3/
-----------------------------------------------------------------------------------------------------
Expenses before waivers, including
 expenses of the US Bond Index Portfolio     0.53%     0.57%    0.56%     0.90%              0.86%/3/
-----------------------------------------------------------------------------------------------------
Decrease reflected in above expense
 ratio due to fees waivers or expenses
 reimbursements                              0.38%     0.42%    0.41%     0.75%              0.71%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate/4/                    232%      221%     224%       82%                79%
-----------------------------------------------------------------------------------------------------

 /1/ Advisor Class Shares were converted to Premier Class Shares (formerly Institutional Shares) on July 10, 1998.
 /2/ Commencement of Operations.
 /3/ Annualized.
 /4/ The portfolio turnover rate is the rate for the master portfolio in which the Fund invests its assets.

--------------------------------------------------------------------------------

Information
--------------------------------------------------------------------------------
concerning all Funds


MANAGEMENT OF THE FUNDS

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. ('DeAM, Inc.'), Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Board of Trustees. A Board of Trustees supervises the Funds' activities on behalf of the Funds' shareholders.

Investment Advisor. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Avenue, New York, NY 10017, acts as the investment advisor for the Funds. Prior to April 30, 2001, the investment advisor was Bankers Trust Company (now known as Deutsche Bank Trust Company Americas), an affiliate of DeAM, Inc. As investment advisor, DeAM, Inc. makes the Funds' investment decisions. It buys and sells securities for the Funds and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients, and as of December 31, 2001, managed approximately $96 billion in assets.

The Funds paid the following fees to the investment advisor for investment advisory services in the last fiscal year:


                                          Percentage of Average
                Fund                           Daily Net Assets
                Equity 500 Index Fund                     0.05%
                -----------------------------------------------
                EAFE(R) Equity Index Fund                 0.25%
                -----------------------------------------------
                US Bond Index Fund                        0.15%
                -----------------------------------------------

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Other Services. Investment Company Capital Corp. ('ICCC'), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. Prior to July 1, 2001, Bankers Trust Company (now known as Deutsche Bank Trust Company Americas) served as the Fund's Administrator. ICCC provides the same services that Bankers Trust Company provided to the Fund and is entitled to receive the same rate of compensation. ICCC or your service agent performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:
..  keeping accurate, up-to-date records for your individual Fund account;
..  implementing any changes you wish to make in your account information;
.. processing your requests for cash dividends and distributions from each Fund; .. answering your questions on the Funds' investment performance or administration;
.. sending proxy reports and updated prospectus information to you; and .. collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in their subdistribution or servicing agreement, such as cash management or special trust or retirement investment reporting.

Organizational Structure. The Funds are 'feeder funds' that invest all of their assets in a 'master portfolio.' The Funds and their corresponding master portfolio are listed below:


          Fund                          Master Portfolio
          Equity 500 Index Fund Premier Equity 500 Index Portfolio
          ------------------------------------------------------------
          EAFE(R) Equity Index Fund--
           Premier Class                EAFE(R) Equity Index Portfolio
          ------------------------------------------------------------
          US Bond Index Fund--
             Premier Class              US Bond Index Portfolio
          ------------------------------------------------------------


--------------------------------------------------------------------------------

                                               Information Concerning all Funds


Each Fund and its master portfolio have the same objective. Each master portfolio is advised by DeAM, Inc.

A master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows a Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw a Fund's assets, they would then consider whether the Fund should hire its own investment advisor, invest in a different master portfolio or take other action.

CALCULATING A FUND'S SHARE PRICE

Each Fund calculates the price of its shares (also known as the 'net asset value' or 'NAV') in accordance with the standard formula for valuing mutual fund shares described below. Each Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. You can find each Fund's share price in the mutual fund listings of most major newspapers and on the Deutsche Asset Management website: www.deam-us.com.

Each Fund calculates a net asset value per share for each of its classes. The formula for calculating each Fund's net asset values by class calls for deducting all of the liabilities of each class from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of outstanding shares of that class. Each Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, a Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees.

Prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell Fund shares. Such price changes in the securities a Fund owns may ultimately affect the price of Fund shares the next time a Fund calculates its net asset value.
--------------------------------------------------------------------------------
Typically, the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Fund will calculate its net asset value at the time of closing.
PERFORMANCE INFORMATION

Each Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. Each Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

DIVIDENDS AND DISTRIBUTIONS

If a Fund recognizes net capital gains, its policy is to distribute to shareholders substantially all of that capital gain at least annually.

The Funds pay income dividends as described below.


                                                           Income
                                                        Dividends
               Fund                                      are Paid
               Equity 500 Index Fund Premier            Quarterly
               --------------------------------------------------
               EAFE(R) Equity Index Fund--Premier Class  Annually
               --------------------------------------------------
               US Bond Index Fund--Premier Class          Monthly
               --------------------------------------------------

The Funds may also pay dividends and capital gains distributions at other times if necessary in order to avoid federal income or excise tax. If you invest in a Fund close to the time that the Fund makes capital gain distributions, generally you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. Each Fund automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Deutsche Asset Management Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid in cash whether or not that is the payment option you have selected.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.


--------------------------------------------------------------------------------

Information Concerning all Funds



If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gain distributed by the Funds. Your taxes will vary from year to year, based on the amount of dividends and capital gain distributions paid out by the Funds. Every year the Funds will send you information on the tax status of dividends and distributions paid the previous year. You may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.

Dividends and distributions usually have the following tax status:


                Transaction             Tax Status
                Income dividends        Ordinary Income
                -----------------------------------------------
                Short-term capital gain Ordinary Income
                  distributions*
                -----------------------------------------------
                Long-term capital gain  Long-term capital gains
                  distributions*
                -----------------------------------------------
 *Whether a capital gain distribution is considered short-term or long-term does not depend on how long you own your shares.

If more than 50% of the EAFE(R) Equity Index Fund's total assets at the end of the fiscal year are invested in foreign securities, the Fund may elect to pass-through to you your pro-rata share of foreign taxes paid by the Fund which you must then include in your income. If so, the Fund will provide you with the necessary information to allow you to determine the amount of your credit (or deduction) for foreign taxes on your US federal income tax return.

In addition, the sale of Fund shares (which includes a redemption or exchange) is generally a taxable transaction for you:


            Transaction               Tax Status
            Your sale of shares owned Generally, long-term capital
              more than one year        gain or losses
            -------------------------------------------------------
            Your sale of shares owned Generally, short-term capital
              for one year or less      gain or losses; losses
                                        subject to special rules
            -------------------------------------------------------

By law, the Funds must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certifications required by the IRS, or if the IRS instructs the Funds to do so.

BUYING AND SELLING FUND SHARES

How to contact the Deutsche Asset Management Service Center

               By Phone          1-800-730-1313

               By Mail           Deutsche Asset Management
                                 Service Center
                                 P.O. Box 219210
                                 Kansas City, MO 64121-9210

               By Overnight Mail Deutsche Asset Management
                                 Service Center
                                 210 West 10th Street, 8th floor
                                 Kansas City, MO 64105-1716

Our representatives are available to assist you personally Monday through Friday, 8:30 a.m. to 7:00 p.m. Eastern time each day the New York Stock Exchange is open for business. You can reach the Deutsche Asset Management Service Center's automated assistance line 24 hours a day, 7 days a week.

Minimum Account Investments

                 To open an account                 $5 million
                 To add to an account               $1 million
                 Minimum account balance            $1 million

Shares of each Fund may be purchased without regard to the investment minimums by employees of Deutsche Bank AG, any of its affiliates or subsidiaries, their spouses and minor children, and Directors or Trustees of any investment company advised or administered by Deutsche Bank AG or any of its affiliates or subsidiaries, their spouses and minor children. Each Fund and its service providers reserve the right to, from time to time, at their sole discretion, waive or reduce the investment minimums.

How to Open Your Fund Account

             By Mail: Complete and sign the account application
                      that accompanies this prospectus. (You may obtain additional applications by calling the Service Center.) Mail the completed application along with a check payable to the Fund you have selected, to the Service
                      Center. The addresses are shown under 'How to contact the Deutsche Asset Management
                      Service Center.'

             By Wire: Call the Deutsche Asset Management Service
                      Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.



--------------------------------------------------------------------------------

                                               Information Concerning all Funds


Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Deutsche Asset Management fund you have selected, to the Service Center. The addresses are shown in this section under 'How to contact the Deutsche Asset Management Service Center.' Be sure to include the fund number (see the back cover for fund numbers) and your account number (see your account statement) on your check. If you are investing in more than one fund, make your check payable to 'Deutsche Asset Management Funds' and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: To sell by mail, send a signed letter to the Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $1 million worth of shares in your account to keep it open. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. eastern time the next business day.

Routing No.: 021001033

Attn:        Deutsche Asset Management/
             Mutual Funds

DDA No.:     00-226-296

FBO:         (Account name)

             (Account number)

Credit:      (Fund name and number)

             Equity 500 Index Fund
             Premier (1681)

             EAFE(R) Equity Index Fund--
             Premier Class (1714)

             US Bond Index Fund--Premier
             Class (1711)

Refer to your account statement for the account name and number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Service Center at 1-800-730-1313. When you inform the Service Center representative of the amount of your redemption, you will receive a trade confirmation number. The minimum redemption by wire is $1,000. We must receive your order by 4:00 p.m. Eastern time to wire your account the next business day.

Important Information About Buying and Selling Shares

.. You may buy and sell shares of the Funds through authorized service agents as well as directly from us. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. Contact your service agent if you have a dispute as to when your order was actually received by the Service Center.

.. You may place orders to buy and sell over the phone by calling your service agent or the Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time the next business day, we have the right to cancel your order; hold you liable or charge you or your account for any losses or fees a Fund or its agents have incurred. To sell shares, you must state whether you would like to receive the proceeds by wire or check.

.. The Funds accept payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the Funds cannot accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.

.. We reserve the right to close your account on 60 days' notice if it fails to meet minimum account balance requirements for any reason other than a change in market value.

.. If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent of the Service Center for more information.

.. The payment of redemption proceeds and the processing of exchanges for shares of a Fund recently purchased by check may be delayed for up to 15 calendar days from the date of purchase while the Fund waits for your check to clear.



--------------------------------------------------------------------------------

Information Concerning all Funds


.. Unless otherwise instructed, the Service Center normally mails a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after the Service Center receives your order in proper form.

.. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

.. The Funds remit proceeds from the sale of shares in US dollars. Under certain circumstances, the Funds reserve the right to redeem shares 'in-kind', which means that a Fund may give you a portion of your redemption in portfolio securities.

..  The Funds do not issue share certificates.

.. You may have difficulty contacting the Service Center by telephone during times of market volatility or disruption in telephone service. If you are unable to reach the Service Center by telephone, you should make your request by mail.

.. Each Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. Each Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits a Fund from disposing of its portfolio securities or pricing its shares.

.. Your purchase order may not be accepted if a Fund determines that your purchase would be detrimental to the interests of its shareholders. Each Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that a Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination a Fund may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your service agent. For these purposes, a Fund may consider, among other factors, your trading history in this or any affiliated funds, the funds involved, the amount of your investment, your background and the background of any other investors or service agents involved.

..  The Funds will not accept purchase and sale orders on any day the New York
   Stock Exchange is closed. On New York Stock Exchange holidays or on days when the Exchange closes early, the Service Center will adjust its hours accordingly.

.. If you use a written request to exchange or sell your shares and your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner.

.. Account Statements and Fund Reports: The Service Center or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. The Service Center will send you semi-annual and annual reports on a Fund's overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your Premier Class shares for certain other shares of another Deutsche Asset Management mutual fund up to four times per calendar year. Each Fund may modify or terminate this exchange privilege upon 60 days' notice. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may request a prospectus through your service agent or through the Service Center. Contact them for details on how to enter your order. If your shares are in an account with the Service Center, you may also request an exchange directly through the Service Center by mail or by telephone. You may order exchanges over the phone only if your account is authorized to do so. You will receive a written confirmation of each transaction from the Service Center or your service agent.

Please note the following conditions:

.. The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

.. You may make the exchange by phone if your account has the exchange by phone feature or by letter.

.. If you are maintaining a taxable account, you may have to pay taxes on the exchange.

.. Your exchange must meet the minimum amount for the class of shares being purchased.


--------------------------------------------------------------------------------

Additional information about each Fund's investments and performance is available in the Funds' annual and semi-annual reports to shareholders. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about each Fund in the current Statement of Additional Information, dated April 30, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to:

                   Deutsche Asset Management Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210
or call toll-free: 1-800-730-1313

You can find reports and other information about each Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by an electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 202-942-8090.


Equity 500 Index Fund Premier--1681               CUSIP #055924500
BT Institutional Funds                                   05576L874
EAFE(R) Equity Index Fund--Premier Class--1714           05576L700
US Bond Index--Premier Class--1711              COMBINXPRO (04/02)
BT Advisor Funds                                          811-6071
                                                          811-7347

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

                                                      Deutsche Asset Management


                                       [Graphic]

                                    Worldmap Cover
                                            Mutual Fund
                                                                     Prospectus
                                                                 April 30, 2002

                                                                  Institutional
Liquid Assets Fund

  [Like shares of all mutual funds, these securities have
  not been approved or disapproved by the Securities
  and Exchange Commission nor has the Securities and       [LOGO] A Member of
  Exchange Commission passed upon the accuracy or         the
  adequacy of this prospectus. Any representation to the  Deutsche Bank Group
  contrary is a criminal offense.]                                          /

Overview
--------------------------------------------------------------------------------
of Liquid Assets Fund Institutional

Goal: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Core Strategy: The Fund invests in high quality money market instruments.


INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in high quality money market instruments, maintaining a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in high quality securities that are valued in US dollars and have remaining maturities of 397 days or less. The
Fund invests more than 25% of its total assets in banks and other financial institutions.
--------------------------------------------------------------------------------

Liquid Assets Fund Institutional

Overview of the Liquid Assets Fund

 Goal...................................................................... 3
 Core Strategy............................................................. 3
 Investment Policies and Strategies........................................ 3
 Principal Risks of Investing in the Fund.................................. 4
 Who Should Consider Investing in the Fund................................. 4
 Total Returns, After Fees and Expenses.................................... 5
 Annual Fund Operating Expenses............................................ 6

A Detailed Look at the Liquid Assets Fund

 Objective.................................................................  7
 Strategy..................................................................  7
 Principal Investments.....................................................  7
 Risks.....................................................................  8
 Management of the Fund....................................................  8
 Calculating the Fund's Share Price........................................  9
 Dividends and Distributions...............................................  9
 Tax Considerations........................................................ 10
 Performance Information................................................... 10
 Buying and Selling Fund Shares............................................ 10
 Financial Highlights...................................................... 11


--------------------------------------------------------------------------------

Overview of Liquid Assets Fund Institutional


PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

.. A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

.. An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

.. Changes in interest rates or economic downturns could have a negative effect on issuers in the financial services industry.

..  Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are looking for a cash management vehicle that offers income approximating money market rates and preserves the value of your capital. The Fund's investors use the Fund to 'sweep' in cash balances remaining in accounts at the Fund's custodian or its affiliates each trading day.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------

                                   Overview of Liquid Assets Fund Institutional



TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each full calendar year since it began selling shares on December 11, 1995 (its inception date). The table shows the Fund's average annual return over the last calendar year, last five calendar years and since the Fund's inception.

As of December 31, 2001, the Fund's 7-day yield was 2.30%. To learn the current 7-day yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the 'current yield,' is the income generated by the Fund over a seven-day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The 'total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.



                                    [CHART]

Year-by-Year Returns
(each full calendar year since inception)

1996   5.45%
1997   5.63%
1998   5.57%
1999   5.17%
2000   6.49%
2001   4.31%


The Fund's highest return in any calendar quarter was 1.69% (fourth quarter
2000) and its lowest quarterly return was 0.48% (first quarter 2002). Past performance offers no indication of how the Fund will perform in the future.


Performance for Periods Ended December 31,
2001

                                                    Average Annual Returns
                                                           Since Inception
                                        1 Year 5 Years (December 11, 1995)
Liquid Assets Fund Institutional         4.31%   5.32%               5.44%
--------------------------------------------------------------------------


--------------------------------------------------------------------------------

Overview of Liquid Assets Fund Institutional


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Liquid Assets Fund Institutional.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/ Information on the annual operating expenses reflects the expenses of both the Fund and the Liquid Assets Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the 'Organizational Structure' section of this prospectus.)
/2/ The investment advisor and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2001, to waive their fees and reimburse expenses so that total expenses will not exceed 0.16%.
/3/ For the first year, the expense example takes into account fee waivers and/or reimbursements.


Annual Fees and Expenses

                                      Percentage of Average
                                           Daily Net Assets
Management Fees                                      0.15 %
--------------------------------------------------------------
Distribution and Service (12b-1) Fees                  None
--------------------------------------------------------------
Other Expenses                                       0.10 %
--------------------------------------------------------------
Total Fund Operating Expenses                        0.25 %
--------------------------------------------------------------
Less: Fee Waivers or Expense
 Reimbursements                                     (0.09)%/2/
--------------------------------------------------------------
Net Expenses                                         0.16 %
--------------------------------------------------------------


Expense Example/3/

1 Year 3 Years 5 Years 10 Years
   $16     $71    $132     $309
-------------------------------


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Liquid Assets Fund Institutional


OBJECTIVE

Liquid Assets Fund Institutional seeks a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

The Fund's goal is not a fundamental policy. We must notify shareholders before we can change it, but we do not require their approval to do so.

STRATEGY

The Fund seeks current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price:

.. Generally, Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

.. The Fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

.. have received the highest short-term rating from two nationally recognized statistical rating organizations;

.. have received the highest short-term rating from one rating organization (if only one organization rates the security);

..  are unrated, but are determined to be of similar quality by us; or

.. have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of similar quality by us.

Because investors in the Fund will issue standing orders to 'sweep' cash balances into the Fund, the Fund may receive significant purchase orders late in the day, which may impact the Fund's ability to remain fully invested. To assist the Fund in remaining fully invested, the Fund and the investment advisor may jointly enter into repurchase agreements and other investments with non-affiliated banks, broker-dealers or other issuers with respect to amounts estimated to be received on any day. Such investments will be allocated between the Fund and the investment advisor in such a manner as to maximize the investment of cash by the Fund.

PRINCIPAL INVESTMENTS

The Fund may invest in high-quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These include:

.. Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and US government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

.. US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

.. Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

.. Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

Because many of the Fund's principal investments are issued or credit-enhanced by banks or other financial institutions, the Fund may invest more than 25% of its total assets in the financial services industry. The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.


--------------------------------------------------------------------------------

A Detailed Look at Liquid Assets Fund Institutional



RISKS

Below we set forth some of the prominent risks associated with money market mutual funds, and we detail our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund's requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund's best interest.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:

.. We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

..  We primarily buy securities with remaining maturities of 13 months or less.
   This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys high quality securities with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

..  It cannot sell the securities at the agreed-upon time and price.

..  The securities lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the Fund may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Bank Securities Inc., Scudder Trust Company, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc. ('DeAM, Inc.') and Deutsche Asset Management Investment Services Limited ('DeAMIS').

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Advisor. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Ave., New York, NY 10017, acts as the Fund's investment advisor. As investment advisor, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. On April 30, 2001 the investment advisor to the Fund changed to DeAM, Inc. from Deutsche Bank Trust Company Americas, formerly Bankers Trust Company, an affiliate of DeAM, Inc.


--------------------------------------------------------------------------------

                            A Detailed Look at Liquid Assets Fund Institutional


The investment advisor received a fee of 0.15% of the Fund's average daily net assets for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients, and as of March 31, 2002, managed approximately $97 billion in assets.

DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Other Services. Investment Company Capital Corp. ('ICCC'), also an affiliate of DeAM, Inc., provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, ICCC performs the functions necessary to establish and maintain your account. Besides setting up the account and processing your purchase and sale orders, these functions include:

..  keeping accurate, up-to-date records for your individual Fund account;

..  implementing any changes you wish to make in your account information;

..  processing your requests for cash dividends and distributions from the Fund;

.. answering your questions on the Fund's investment performance or administration;

..  sending proxy reports and updated prospectus information to you; and

..  collecting your executed proxies.

Organizational Structure. Liquid Assets Fund Institutional is a 'feeder fund' that invests all of its assets in a 'master portfolio,' the Liquid Assets Portfolio. The Fund and the master portfolio have the same goal. The master portfolio is advised by DeAM, Inc.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment advisor, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE

We calculate the price of the Fund's shares (also known as the 'Net Asset Value' or 'NAV') at 4:00 pm Eastern time each day the Fund is open for business. On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. You may call the Deutsche Asset Management Service Center at 1-800-730-1313 for additional information about whether the Fund will close before a particular holiday. On days the Fund closes early:

.. All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

.. Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.

.. Purchase orders received after the Fund's close will be processed the next business day.

The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method writes down the premium--or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. The Fund's Net Asset Value will normally be $1.00 a share.

When price quotations for a particular security are not readily available or may be unreliable, we determine its value by the method we believe most accurately reflects its current fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends from its net income daily and pays the dividends on a monthly basis. The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. The Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. The Fund
--------------------------------------------------------------------------------
Generally the Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Fund will calculate its net asset value at the time of closing. The Fund may accept purchase or sale orders on days other than the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances, but the 'Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.


--------------------------------------------------------------------------------

A Detailed Look at Liquid Assets Fund Institutional


automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management mutual fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gain distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gain distributions paid out by the Fund. Every year the Fund will send you information on the tax status of dividends and distributions paid the previous year. You may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.

Dividends and distributions usually have the following tax status:


                Transaction              Tax Status
                Income dividends         Ordinary income
                ------------------------------------------------
                Short-term capital gains Ordinary income
                 distributions*
                ------------------------------------------------
                Long-term capital gains  Long-term capital gains
                 distributions*
                ------------------------------------------------
 *Whether a capital gain distribution is considered short-term or long-term does not depend on how long you own your shares.

By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certifications required by the IRS, or if the IRS instructs the Fund to do so.

PERFORMANCE INFORMATION

The Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

BUYING AND SELLING FUND SHARES

Investors in the Fund will issue standing orders, effective each day on which the Fund is open, to 'sweep' into the Fund cash balances remaining in accounts at the Fund's custodian or its affiliates.

Important Information About Buying and Selling Shares

.. After we receive your order, we buy or sell your shares at the next price calculated on a day the Fund is open for business.

..  We do not pay dividends on shares the day they are sold.

.. We remit proceeds from the sale of shares in US dollars (unless the redemption is so large that it is made 'in-kind').

..  We do not issue share certificates.

.. The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

..  Because Deutsche Bank Trust Company Americas is the Fund's Custodian and
   Investment Company Capital Corp. is the Fund's Administrator and Transfer Agent, funds may be transferred directly between the Fund and a customer account held with the custodian without incurring the additional costs or delays associated with a wire transfer.

.. Account Statements and Fund Reports: We will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you a semi-annual and annual report on your fund's overall performance, its current holdings and its investing strategies.


--------------------------------------------------------------------------------

                            A Detailed Look at Liquid Assets Fund Institutional


The table below provides a picture of the Fund's financial performance since its inception. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.


Financial Highlights
                                                           For the Years Ended December 31,
                                              2001          2000           1999        1998        1997
Per share operating performance:

Net asset value, beginning of year           $1.00         $1.00          $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------
Income from investment operations

Net investment income                         0.04          0.06           0.05        0.05        0.05
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) from
 investment transactions                      0.00/1/      (0.00)/1/       0.001       0.001      (0.00)1
---------------------------------------------------------------------------------------------------------
Total from investment operations              0.04          0.06           0.05        0.05        0.05
---------------------------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income                        (0.04)        (0.06)         (0.05)      (0.05)      (0.05)
---------------------------------------------------------------------------------------------------------
Net asset value, end of year                 $1.00         $1.00          $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------
Total investment return                       4.31%         6.49%          5.17%       5.57%       5.63%
---------------------------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s omitted)  $3,061,980    $3,475,383     $3,319,578  $3,374,160  $3,316,815
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                         4.30%         6.31%          5.09%       5.43%       5.48%
---------------------------------------------------------------------------------------------------------
Expenses after waivers and/or
 reimbursements, including expenses of
 the Liquid Assets Portfolio                  0.16%         0.16%          0.16%       0.16%       0.16%
---------------------------------------------------------------------------------------------------------
Expenses before waivers and/or
 reimbursements, including expenses
 of the Liquid Assets Portfolio               0.25%         0.25%          0.25%       0.26%       0.25%
---------------------------------------------------------------------------------------------------------

 /1/ Less than $0.01 per share.


--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to us at:

                   Deutsche Asset Management Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210
or call our toll-free number: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 202-942-8090.

Liquid Assets Fund Institutional                           CUSIP #055924864
BT Institutional Funds                                      1720PRO (04/02)
                                                            811-6071

Distributed by:
ICC Distributors, Inc.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  April 30, 2002
BT Investment Funds

Cash Management Investment Fund

BT Institutional Funds

Cash Management Institutional Fund
Treasury Money Institutional Fund

BT Investment Funds and BT Institutional Funds (each, a "Trust" and, collectively, the "Trusts") are open-end management investment companies that offer investors a selection of investment portfolios, each having distinct investment objectives and policies. The Cash Management Investment, Cash Management Institutional and Treasury Money Institutional (each a "Fund" and, collectively, the "Funds") are described herein.

The Trusts seek to achieve the investment objectives of the Cash Management Investment Fund, the Cash Management Institutional Fund and the Treasury Money Institutional Fund by investing all the investable assets of the Funds in a diversified open-end management investment company having the same investment objective as such Fund. These investment companies are, respectively, Cash Management Portfolio and Treasury Money Portfolio (collectively, the "Portfolios").

Shares of the Funds are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ("DeAM, Inc."), the Portfolios' investment advisor ("Advisor"), and to clients and customers of other organizations.

The Trusts' Prospectuses for the Funds, dated April 30, 2002, provide the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trusts and should be read in conjunction with the Prospectuses. You may request a copy of the Prospectuses or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trusts at the telephone number listed below or by contacting any Deutsche Asset Management service agent ("Service Agent"). Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trusts' Prospectuses. The financial statements for each Fund and the corresponding Portfolio for the fiscal year ended December 31, 2001, are incorporated herein by reference to the Annual Report to shareholders for each Fund and each Portfolio dated December 31, 2001. A copy of each Fund's and the corresponding Portfolio's Annual Report may be obtained without charge by calling each Fund at the telephone number listed below.

                         DEUTSCHE ASSET MANAGEMENT, INC.
                               Investment Advisor

                        INVESTMENT COMPANY CAPITAL CORP.
                         Administrator of the Portfolios

                             ICC DISTRIBUTORS, INC.
                                   Distributor
                                 1-800-730-1313

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS..............................1
   Investment Objectives......................................................1
   Investment Policies........................................................1
   Additional Risk Factors...................................................10
   Investment Restrictions...................................................11
   Portfolio Turnover........................................................15
   Portfolio Transactions....................................................15
NET ASSET VALUE..............................................................16
PURCHASE AND REDEMPTION INFORMATION..........................................18
   Purchase of Shares........................................................18
   Redemption of Shares......................................................19
MANAGEMENT OF THE TRUSTS AND PORTFOLIOS......................................20
   Trustees of the Trusts and Portfolios.....................................21
   Trustee Ownership in the Funds............................................25
   Trustee Compensation Table................................................28
   Code of Ethics............................................................30
   Investment Advisor........................................................30
   Administrator.............................................................32
   Distributor...............................................................34
   Service Agent.............................................................34
   Expenses..................................................................35
   Counsel and Independent Accountants.......................................36
ORGANIZATION OF THE TRUSTS...................................................36
DIVIDENDS AND TAXES..........................................................38
   Dividends.................................................................38
   Taxation of the Funds and Their Investments...............................38
   Taxation of Shareholders..................................................39
PERFORMANCE INFORMATION......................................................40
FINANCIAL STATEMENTS.........................................................43
APPENDIX.....................................................................44

                                       (i)

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              Investment Objectives

The following is a description of each Fund's investment objective. There can, of course, be no assurance that any Fund will achieve its investment objective.

Cash Management Investment seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of high quality money market instruments.

Cash Management Institutional seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of high quality money market instruments.

Treasury Money Institutional seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of direct obligations of the U.S. Treasury and repurchase agreements in respect of those obligations.

                               Investment Policies

Each Fund seeks to achieve its investment objective(s) by investing all of its assets in the corresponding Portfolio, which has the same investment objective as the Fund. Each Trust may withdraw a Fund's investment from the corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of each Fund will correspond directly to those of the respective Portfolio in which the Fund invests all of its assets, the following is a discussion of the various investments of and techniques employed by the Portfolios.

Quality and Maturity of the Fund's Securities. Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which each Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees of each Portfolio, will also determine that all securities purchased by the Portfolios present minimal credit risks. The Advisor will cause each Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

Obligations of Banks and Other Financial Institutions. Each Portfolio may invest in U.S. dollar-denominated investment grade fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor to be of comparable quality. Obligations of domestic and foreign financial institutions in which the Portfolios may invest include (but are not limited to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other

U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.

For purposes of the Portfolios' investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, the Portfolios may invest in obligations of foreign banks or foreign branches of U.S. banks, which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards that those applicable to domestic branches of U.S. banks.

Under normal market conditions, the Portfolios will invest a significant portion of their assets in the bank and other financial institution obligations. The Portfolios' concentration of its investments in the obligations of banks and other financial institutions will cause the Portfolios to be subject to the risks peculiar to these industries to a greater extent than if its investments were not so concentrated.

Commercial Paper. The Portfolios may invest in commercial paper. The Portfolios may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by U.S. or foreign corporations in order to finance their current operations.

Commercial paper when purchased by the Portfolios must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign banks. Any commercial paper issued by a foreign entity corporation and purchased by the Portfolios must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

The Portfolios may also invest in variable rate master demand notes. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this SAI.

Variable Rate Master Demand Notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, a Portfolio will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Advisor, acting under the supervision of the Board of Trustees of a Portfolio, that the same criteria as set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances. (See "Quality and Maturity of the Fund's Securities" herein.)

U.S. Government Obligations. The Portfolios may invest in obligations issued or guaranteed by the U.S. government and include: (1) direct obligations of the U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac")).

Other U.S. government securities the Portfolios may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolios will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolios.

The Portfolios may also invest in separately traded principal and interest component of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. government. STRIPS are sold as zero coupon securities. See "Zero Coupon Securities."

Other Debt Obligations. The Portfolios may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the Portfolios' minimum credit quality standards are comparable in priority and security to other securities of such issuer which have been rated investment grade or, if unrated, are determined by the Advisor to be of comparable quality and are rated in the top three highest long-term rating categories by the NRSROs rating such security.

Credit Enhancement. Certain of a Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Portfolio's share price. Subject to the diversification limits contained in Rule 2a-7, each Portfolio may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

Lending of Portfolio Securities. The Portfolios have the authority to lend, up to 30% of the value of their portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by the Advisor (or its affiliates) and the Advisor may serve as a Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Repurchase Agreements. The Portfolios may engage in repurchase agreement transactions with members of the Federal Reserve System, certain non-U.S. banks and certain non-bank entities. Under the terms of a typical repurchase agreement, the Portfolios would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolios to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolios' holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolios' holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Portfolios bear a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Portfolios may be delayed in, or prevented from, exercising their rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolios could experience a loss. The Advisor reviews the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements. The Portfolios may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). Each Portfolio may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time each Portfolio enters into a reverse repurchase agreement it will identify on its books cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be identified on any day in which the assets fall below the repurchase price (plus accrued interest). Each Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by each Portfolio may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce each Portfolio's obligation to repurchase the securities, and each Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by each Portfolio.

When-Issued and Delayed-Delivery Securities. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to each Portfolio until settlement takes place.

At the time each Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that each Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If each Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When each Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in each Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Asset-Backed Securities. The Cash Management Portfolio may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, pools of consumer loans, trade receivables or other types of loans held in a trust. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate-holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the certificate-holder generally has no recourse against the entity that originated the loans.

The underlying assets of asset backed securities include assets such as (but not limited to) first lien mortgages, motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and trade receivables. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The asset-backed securities in which each Portfolio may invest are limited to those which satisfy the requirements of Rule 2a-7.

The yield characteristics of the asset-backed securities in which each Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Variable Rate Securities. Each Portfolio may invest in long-term maturity securities which are subject to frequently available put option or tender option features under which the holder may put the security back to the issuer or its agent at a predetermined price (generally par) after giving specified notice. The interest rate on a variable rate security changes at intervals according to an index or a formula or other standard measurement as stated in the bond contract. One common method is to calculate the interest rate as a percentage of the rate paid on selected issues of Treasury securities on specified dates. The put option or tender option right is typically available to the investor on a weekly or monthly basis although on some demand securities the investor has a daily right to exercise the put option. Variable rate securities with the put option exercisable on dates on which the variable rate changes are often called "variable rate demand notes." The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and each Portfolio could suffer a loss if the issuer defaults or during periods in which each Portfolio is not entitled to exercise its demand rights. See "Illiquid Securities."

Miscellaneous, Temporary and Anticipatory Instruments. These instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements, such as receipt of anticipated federal, state or other grants or aid, passage of increased legislative authority to issue longer-term instruments or obtaining other refinancing.

Construction Loan Notes. Construction loan notes are secured by mortgage notes insured by the Federal Housing Authority ("FHA"); however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment of GNMA to purchase the loan, accompanied by a commitment by the FHA to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. Each Portfolio will only purchase construction loan notes that are subject to permanent GNMA or bank purchase commitments.

Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or to provide interim construction financing and are paid from general revenues of the municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Municipal Bonds. Municipal bonds generally fund longer-term capital needs than municipal notes and have maturities exceeding one year when issued. Each Portfolio may invest in municipal bonds. Municipal bonds include general obligation bonds, revenue bonds, private activity bonds and tender option bonds.

General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, certificates of deposit and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds. Private activity bonds, which are considered municipal obligations if the interest paid thereon is excluded from gross income for federal income tax purposes and is not a specific tax preference item for federal individual and corporate alternative minimum tax purposes, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities such as manufacturing facilities, certain hospital and university facilities and housing projects. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and generally the pledge, if any, of real and personal property so financed as security for payment.

lliquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-U.S. securities[, municipal securities] and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-U.S. issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Advisor determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Advisor may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Fund. The Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

                             Additional Risk Factors

In addition to the risks discussed above, the Portfolios' investments may be subject to the following risk factors:

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Portfolio, a separate registered investment company with the same investment objective as the corresponding Fund. Therefore, an investor's interest in the corresponding Portfolio's securities is indirect. In addition to selling a beneficial interest to the corresponding Fund, each Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of a Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in each Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in each Portfolio is available from the Advisor at 1-800-730-1313.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in a Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment advisor to manage the Fund's assets in accordance with the investment policies described herein with respect to the corresponding Portfolio.

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of each Portfolio is also not a fundamental policy. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the corresponding Portfolio.

Rating Services. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Portfolio to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether a Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                             Investment Restrictions

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to each of the Funds and by the Portfolios as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, to which it relates, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever a Fund is requested to vote on a change in the investment restrictions of a Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

All Funds and Portfolios

Under investment policies adopted by the Trust, on behalf of each Fund, and by the Portfolios, each Fund and each Portfolio may not:

     1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

     2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

     3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that (i) this limitation shall not apply to the purchase of U.S. Government Obligations, (ii) under normal market conditions more than 25% of the total assets of the Cash Management Investment (or Cash Management Portfolio) will be invested in obligations of U.S. and foreign banks and other financial institutions, and provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities. To the extent these securities are illiquid, they will be subject to the Fund's or the Portfolio's 10% limitation on investments in illiquid securities; provided, however, that nothing in this
                               -----------------
          investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

     8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the Cash Management Investment, the Treasury Money Investment (or Cash Management Portfolio and Treasury Money Portfolio), the lending of portfolio securities.

     9. Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this
                                     -----------------
          investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment
                      -----------------
          restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment
                    -----------------
          restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

     13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its investment advisor owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

     14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

Additional Restrictions. In order to comply with certain statutes and policies each Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

     (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

     (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

     (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

     (v)  invest for the purpose of exercising control or management;

     (vi) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio
          (Fund) has no current intention to engage in short selling);

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

For purposes of diversification under the 1940 Act, identification of the "issuer" of a Municipal Obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, the subdivision will be regarded as the sole issuer. Similarly, if a private activity bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee or letter of credit will be considered a separate security issued by the government or entity and would be separately valued.

                               Portfolio Turnover

Each of the Portfolios may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Portfolios, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolios' turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

                             Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by the Advisor, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by the Advisor and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Purchases and sales of securities on behalf of the Portfolios usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolios except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, the Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisor is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.

                                 NET ASSET VALUE

The net asset value ("NAV") per share of each Fund is calculated on each day on which the Fund is open (each such day being a "Valuation Day"). The NAV per share of each Fund (except the Cash Management Institutional and Treasury Money Institutional) is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV of the Cash Management Institutional and Treasury Money Institutional is calculated on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (each time at which the NAV of a Fund is calculated is referred to herein as the "Valuation Time"). If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV per share of each Fund is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the corresponding Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. Each Fund's NAV per share will normally be $1.00.

The valuation of each Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

The Portfolios' use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. Each Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of each Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of each Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of each Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the respective Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                       PURCHASE AND REDEMPTION INFORMATION

                               Purchase of Shares

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisors (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Deutsche Bank Trust Company Americas, as the BT Investment Funds' custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation Day's dividend. BT Investment Funds and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in a Fund closes early, the Fund will cease taking purchase orders at that time.

Another mutual fund investing in the corresponding Portfolio may accept purchase orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to and executed by the Portfolio, may have an impact on the Fund's performance.

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined on each Valuation Day. The minimum initial and subsequent investment amounts are set forth below. The minimum initial investment in each Fund may be allocated in amounts not less than $100,000 per fund in certain funds in the Deutsche Asset Management Family of Funds. Service Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of each Fund will receive, on any Valuation Day, the NAV next determined following receipt by the Service Agent and transmission to Investment Company Capital Corp. ("ICCC"), as Transfer Agent (the "Transfer Agent") of such order. If the purchase order for shares of the Treasury Money Institutional is received by the Service Agent and transmitted to the Transfer Agent prior to 2:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by Deutsche Bank Trust Company Americas, as BT Institutional Funds' custodian (the "Custodian"), the shareholder will receive the dividend declared on that day. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 2:00 p.m. (Eastern time), the shareholder will receive the dividend declared on the following day even if the Custodian receives federal funds on that day. If the purchase order for shares of the Cash Management Institutional is received by the Service Agent and transmitted to the Transfer Agent prior to 4:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by the Custodian, the shareholder will receive the dividend declared on that day. BT Institutional Funds and the Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If you have money invested in a Deutsche Asset Management fund, you can:

..    Mail an account application with a check,

..    Wire money into your account,

..    Open an account by exchanging from another Deutsche Asset Management fund,
     or

..    Contact your Service Agent or Investment Professional.

                              Redemption of Shares

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

The Fund may accept purchase or sale orders when the New York Stock Exchange is closed in certain limited circumstances, such as in response to an unexpected situation that causes the New York Stock Exchange to be closed, if the 'Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.

The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Deutsche Asset Management Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Deutsche Asset Management Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, leave at least $1,000 worth of shares in the account to keep it open.

Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

..    Your account registration has changed within the last 30 days,

..    The check is being mailed to a different address than the one on your account (record address),

..    The check is being made payable to someone other than the account owner,

..    The redemption proceeds are being transferred to a Deutsche Asset
     Management account with a different registration, or

..    You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Each Fund and Portfolio reserve the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund and/or portfolio.

                     MANAGEMENT OF THE TRUSTS AND PORTFOLIOS

The Trusts and the Portfolios are governed by their respective Boards of Trustees which are responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Investment Company Capital Corp., the administrator of the Trusts and the Portfolios, neither the Trusts nor the Portfolios require employees other than their executive officers. None of the executive officers of the Trusts or the Portfolios devotes full time to the affairs of the Trusts or the Portfolios.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of each Trust or Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of such Trust and Portfolio.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.

The Trustees and officers of the Trusts and Portfolios their birthdates, their principal occupations during the past five years, and addresses are set forth below. Their titles may have varied during that period.

                      Trustees of the Trusts and Portfolios

                  INFORMATION CONCERNING TRUSTEES AND OFFICERS

---------------------------------------------------------------------------------------------------------

                                                                                          Number of Funds
    Name, Birth date and                                                                    in the Fund
     Position with each                                                                       Complex
       Trust and the                     Business Experience and Directorships              Overseen by
         Portfolio                              During the Past 5 Years                      Trustee/1/

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Independent Trustees
----------- --------
---------------------------------------------------------------------------------------------------------
Charles P. Biggar               Retired (since 1987); formerly Vice President,                  27
10/13/30                        International Business Machines ('IBM') (1975-1978) and
Trustee BT Investment Funds     President, National Services and the Field Engineering
since 1999; BT Institutional    Divisions of IBM (1976-1987).
Funds, Treasury Money
Portfolio and Cash Management
Portfolios since 1990.

---------------------------------------------------------------------------------------------------------
S. Leland Dill                  Trustee, Phoenix Zweig Series Trust (since September            27
3/28/30                         1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee BT Investment Funds     (since May 1998); Retired (since 1986); formerly
since 1986; BT                  Partner, KPMG
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

                                                                                          Number of Funds
                                                                                            in the Fund
    Name, Birth date and                                                                      Complex
     Position with each                  Business Experience and Directorships              Overseen by
   Trust and the Portfolio                      During the Past 5 Years                      Trustee/1/

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Institutional Funds since       Peat Marwick (June 1956-June 1986); Director, Vintners
1999; Treasury Money            International Company Inc. (June 1989-May 1992);
Portfolio and Cash Management   Director, Coutts (USA) International (January 1992-
Portfolio since 1990.           March 2000); Director, Coutts Trust Holdings Ltd.,
                                Director, Coutts Group (March 1991-March 1999); General
                                Partner, Pemco (June 1979-June 1986).

---------------------------------------------------------------------------------------------------------
Martin J. Gruber                Nomura Professor of Finance, Leonard N. Stern School of         27
7/15/37                         Business, New York University (since 1964); Trustee,
Trustee BT Investment Funds,    CREF (since 2000); Director, S.G. Cowen Mutual Funds
BT Institutional Funds,         (since 1985); Director, Japan Equity Fund, Inc. (since
Treasury Money Portfolio and    1992); Director, Thai Capital Fund, Inc. (since 2000);
Cash Management Portfolio       Director, Singapore Fund, Inc. (since 2000).
since 1999.

---------------------------------------------------------------------------------------------------------
Richard J. Herring              Jacob Safra Professor of International Banking and              27
2/18/46                         Professor, Finance Department, The Wharton School,
Trustee BT Investment Funds,    University of Pennsylvania (since 1972); Director,
Treasury Money Portfolio and    Lauder Institute of International Management Studies
Cash Management Portfolio       (since 2000); Co-Director, Wharton Financial
since 1999; and BT              Institutions Center (since 2000).
Institutional Funds since
1990.

---------------------------------------------------------------------------------------------------------
Bruce E. Langton                Formerly Assistant Treasurer of IBM Corporation (until          27
5/10/31                         1986); Trustee and Member, Investment Operations
Trustee BT Investment Funds,    Committee, Allmerica Financial Mutual Funds (1992 to
Treasury Money Portfolio and    2001); Member, Investment Committee, Unilever US
Cash Management Portfolio       Pension and Thrift Plans (1989 to
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

                                                                                          Number of Funds
                                                                                            in the Fund
    Name, Birth date and                                                                      Complex
     Position with each                  Business Experience and Directorships              Overseen by
   Trust and the Portfolio                      During the Past 5 Years                      Trustee/1/

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
since 1999; and BT              2001)/2/; Retired (since 1987); Director, TWA Pilots
Institutional Funds since       Directed Account Plan and 401(k) Plan (1988 to 2000).
1990.

---------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.            Principal, Philip Saunders Associates (Economic and             27
10/11/35                        Financial Consulting) (since 1998); former Director,
Trustee BT Investment Funds     Financial Industry Consulting, Wolf & Company
since 1986; BT Institutional    (1987-1988); President, John Hancock Home Mortgage
Funds since 1999; and           Corporation (1984-1986); Senior Vice President of
Treasury Money Portfolio and    Treasury and Financial Services, John Hancock Mutual
Cash Management Portfolio       Life Insurance Company, Inc. (1982-1986).
since 1990.

---------------------------------------------------------------------------------------------------------
Harry Van Benschoten            Retired (since 1987); Corporate Vice President, Newmont         27
2/18/28                         Mining Corporation (prior to 1987); Director, Canada
Trustee BT Investment Funds,    Life Insurance Corporation of New York (since 1987).
BT Institutional Funds,
Treasury Money Portfolio and
Cash Management Portfolio
since 1999.

---------------------------------------------------------------------------------------------------------
Interested Trustee
------------------
---------------------------------------------------------------------------------------------------------
Richard T. Hale/3/              Managing Director, Deutsche Banc Alex. Brown Inc.               27
7/17/45                         (formerly DB Alex. Brown LLC) and Deutsche Asset
Trustee BT Investment Funds,    Management Americas (1999 to present); Director and
BT Institutional Funds,         President, Investment Company Capital Corp. (registered
Treasury Money Portfolio and    investment advisor) (1996 to present).
Cash Management Portfolio       Director/Trustee and President, Deutsche Asset
since 1999.                     Management Mutual Funds (1989 to present); Director,
                                Deutsche Global Funds, Ltd. (2000 to present);
                                Director, CABEI Fund
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

                                                                                          Number of Funds
                                                                                            in the Fund
    Name, Birth date and                                                                      Complex
     Position with each                  Business Experience and Directorships              Overseen by
   Trust and the Portfolio                      During the Past 5 Years                      Trustee/1/

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                                (2000 to present); Director, North American Income Fund
                                (2000 to present); Vice President, Deutsche Asset
                                Management, Inc. (2000 to present). Chartered Financial
                                Analyst.  Formerly, Director, ISI Family of Funds.

---------------------------------------------------------------------------------------------------------
Officers
--------
---------------------------------------------------------------------------------------------------------
Richard T. Hale                 See information provided under Interested Trustees.
President
----------------------------------------------------------------------------------------------------------
Daniel O. Hirsch                Director, Deutsche Asset Management (1999 to present).
3/27/54                         Formerly, Principal, BT Alex. Brown Incorporated,
Vice President/                 (Deutsche Banc Alex. Brown Inc.), 1998-1999; Assistant
Secretary                       General Counsel, United States Securities and Exchange
                                Commission, 1993-1998.
----------------------------------------------------------------------------------------------------------
Charles A. Rizzo                Director, Deutsche Asset Management (April 2000 to
8/5/57                          present); Certified Public Accountant; Certified
Treasurer                       Management Accountant.  Formerly, Vice President and
                                Department Head, BT Alex. Brown Incorporated (Deutsche
                                Banc Alex. Brown Inc.), 1998-1999; Senior Manager,
                                Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP),
                                1993-1998.

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

                                                                                          Number of Funds
                                                                                            in the Fund
    Name, Birth date and                                                                      Complex
     Position with each                  Business Experience and Directorships              Overseen by
   Trust and the Portfolio                      During the Past 5 Years                      Trustee/1/

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Amy Olmert                      Director, Deutsche Asset Management (formerly BT. Alex.
5/14/63                         Brown Inc.) ;(January 1999 to present); Certified
Assistant Secretary             Public Accountant (1989 to present).  Formerly, Vice
                                President, BT Alex. Brown Incorporated, (Deutsche Banc
                                Alex. Brown Inc.), (1997-1999); Senior Manager
                                (1992-1997), Coopers & Lybrand L.L.P.
                                (PricewaterhouseCoopers LLP), (1988-1992).
---------------------------------------------------------------------------------------------------------

-----------
/1/. As of December 31, 2001 the total number of Funds in the Deutsche Asset Management Fund Complex (the "Fund Complex") is 71.

/2/. A publicly held company with securities registered pursuant to Section 12 of the Sextcurities Exchange Act of 1934, as amended.

/3/. Mr. Hale is a trustees who is an 'Interested Person' within the meaning of
Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Portfolio's investment advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

Trustee Ownership in the Funds

-----------------------------------------------------------------------------
                                                    Aggregate Dollar Range of
                                                         Ownership as of
                                                    December 31, 2001 in all
                                                        Funds Overseen by
                       Dollar Range of Beneficial     Director in the Fund
Trustee                Ownership in the Funds/1/           Complex/2/

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Independent Trustees
--------------------
-----------------------------------------------------------------------------
Charles P. Biggar                 None                  None
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                    Aggregate Dollar Range of
                                                         Ownership as of
                                                    December 31, 2001 in all
                                                        Funds Overseen by
                       Dollar Range of Beneficial     Director in the Fund
Trustee                 Ownership in the Funds/1/           Complex/2/

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
S. Leland Dill                    None                  $50,001-$100,000
-----------------------------------------------------------------------------
Martin J. Gruber                  None                  None
-----------------------------------------------------------------------------
Richard J. Herring                None                  $50,001-$100,000
-----------------------------------------------------------------------------
Bruce E. Langton                  None                  Over $100,000
-----------------------------------------------------------------------------
Philip Saunders, Jr.              None                  $10,001-$50,000
-----------------------------------------------------------------------------
Harry Van Benschoten              None                  None
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Interested Trustee
------------------
-----------------------------------------------------------------------------
Richard T. Hale                   None                  Over $100,000
-----------------------------------------------------------------------------

/1/. Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the '1934 Act') include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,001.

/2/. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000,
over $100,001. The funds overseen by the trustees in the Fund Complex consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

As of April 9, 2002, the Trustees and officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or of the Trust (all series taken together).

OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund(s) and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund(s)

(including Deutsche Bank AG).

-------------------------------------------------------------------------------------
                                                              Value of     Percent of
                                                              Securities   Class on
                       Owner and                              on an        an
                       Relationship to             Title of   Aggregate    Aggregate
Trustee                Trustee           Company   Class      Basis        Basis

-------------------------------------------------------------------------------------
Charles P. Biggar            N/A                                 None
-------------------------------------------------------------------------------------
S. Leland Dill               N/A                                 None
-------------------------------------------------------------------------------------
Martin J. Gruber             N/A                                 None
-------------------------------------------------------------------------------------
Richard J. Herring           N/A                                 None
-------------------------------------------------------------------------------------
Bruce E. Langton             N/A                                 None
-------------------------------------------------------------------------------------
Philip Saunders, Jr.         N/A                                 None
-------------------------------------------------------------------------------------
Harry Van Benschoten         N/A                                 None
-------------------------------------------------------------------------------------

                           Trustee Compensation Table

--------------------------------------------------------------------------------------
                       Aggregate      Aggregate
                       Compensation   Compensation    Aggregate
                       from BT        from BT         Compensation   Total
                       Investment     Institutional   From           Compensation from
      Trustee          Funds*         Funds+          Portfolios**   Fund Complex***
--------------------------------------------------------------------------------------
Charles P. Biggar        $17,812         $11,399         $2,850           $62,000
--------------------------------------------------------------------------------------
S. Leland Dill           $17,812         $11,399         $2,850           $62,000
--------------------------------------------------------------------------------------
Martin Gruber            $17,812         $11,399         $2,850           $62,000
--------------------------------------------------------------------------------------
Richard J. Herring       $17,812         $11,399         $2,850           $62,000
--------------------------------------------------------------------------------------
Bruce E. Langton         $17,812         $11,399         $2,850           $62,000
--------------------------------------------------------------------------------------
Philip Saunders, Jr.     $17,812         $11,399         $2,850           $62,000
--------------------------------------------------------------------------------------
Harry Van Benschoten     $17,812         $11,399         $2,850           $62,000
--------------------------------------------------------------------------------------

* The information provided is for the BT Investment Funds, which is comprised of 13 funds, for the year ended December 31, 2001.

+ The information provided is for the BT Institutional Funds which is comprised of 8 funds, for the year ended December 31, 2001.

** The information provided is for Cash Management Portfolio and Treasury Money Portfolio for the Portfolios' most recent fiscal year ended December 31, 2001.

*** Aggregated information is furnished for the Deutsche Asset Management Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 2001.

The Advisor and the Administrator reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Advisor" and "Administrator" below.

As of April 9, 2002, the following shareholders of record owned 5% or more of the outstanding shares of Cash Management Investment: Private Bank Sweep Custody Linda Anderson, 1 BT Plaza, 17th Floor, New York, NY 10015 (46.81%). Private Bank Sweep Investment Advisory Linda Anderson, 1 BT Plaza 17th Floor, New York, NY 10015 (38.16%).

As of April 9, 2002, the following shareholders of record owned 5% or more of the outstanding shares of the Cash Management Institutional: Lehman Syndicated Loan Funding Trst: Lehman Brothers, 101 Hudson Street, Jersey City, NJ 07302 (9.97%); Saxon Mortgage, 4880 Cox Road, Glen Allen, VA 23060 (6.94%); Private Bank Sweep Custody-Institutional Cash Mgmt., 1 BT Plaza 17th Floor, New York, NY 10006 (6.64%).

As of April 9, 2002, the following shareholders of record owned 5% or more of the outstanding shares of Treasury Money Institutional: AAMES 2002-1, 350 S Grand Ave, Los Angeles, CA 90071 (7.84%); Mill Creek Holdings LTD, C/O Crow Holdings, Attn: Kevin Kittredge, 2100 McKinney Avenue Suite 700, Dallas, TX 75201-1803 (7.51%). Casmalia Resources Sie, Bankers Trust, 4 Ablany Street 4th Fl, Attn: Environmental Services, New York, NY 10006 (6.27%); Jennison Associates LLC, 466 Lexington Avenue, New York, NY 10017 (5.94%); Peidmont Muni Power Agency, 121 Village Drive, Greer, SC 26951 (5.71%).

Information Concerning Committees and Meetings of Trustees

The Board of Trustees of the Trusts and Portfolios met 5 times during the fiscal year ended December 31, 2001 and each Trustee attended at least 80% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten, comprise the Valuation Committee which was constituted to consider and act upon all questions relating to valuation of the securities in the Portfolio which may arise between meetings of the Trustees. The Trusts and Portfolio have an Audit Committee consisting of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. All of the members of the Audit Committee are `independent' as provided for in the applicable requirements of the 1940 Act. Mr. Dill serves as Chairman of the Audit Committee. During the fiscal year ended December 31, 2001, the Audit Committee met 4 times. In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Portfolio and Funds. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Funds'/Portfolio's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Funds/Portfolio, its investment advisor and affiliates by the independent public accountants.

The Nominating Committee, which meets when necessary, consists of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee did not meet during the fiscal year ended December 31, 2001.

                                 Code of Ethics

The Board of Trustees of each Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Funds' Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Funds' Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Funds' Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

Each Fund's advisor, DeAM, Inc., has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.

Each Fund's principal underwriter, ICC Distributors, has adopted a Code of Ethics applicable to ICC Distributor's distribution services to registered investment companies such as the Funds. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout" period" surrounding trades by funds for which such investment personnel made investment recommendations, subject to certain exceptions. The distributor's Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                               Investment Advisor

The Funds have not retained the services of an investment advisor since each Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio. The Portfolio has retained the services of DeAM, Inc. as Advisor.

DeAM, Inc. serves as the Portfolios' investment advisor. Prior to April 30, 2001, Deutsche Bank Trust Company Americas ('DBT Co.'), formerly Bankers Trust Company, serves as the Portfolios' Advisor. DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DeAM, Inc. has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Fund is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate

DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment advisor. All orders for investment transactions on behalf of the Portfolio are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if DeAM, Inc. believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of DeAM, Inc. Under the Advisory Agreement, DeAM, Inc. receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Portfolio.

For the period April 30, 2001 through December 31, 2001, DeAM, Inc. earned $9,960,309 as compensation for investment advisory services to Cash Management Portfolio. During the same period, DeAM, Inc. reimbursed $1,367,226 to Cash Management Portfolio to cover expenses.

For the period January 1, 2001 through April 29, 2001, DBT Co. earned $4,328,500 as compensation for investment advisory services provided to Cash Management Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $12,843,718 and $10,613,250, respectively, as compensation for investment advisory services provided to Cash Management Portfolio. During the same periods, DBT Co. reimbursed $678,910, $1,881,361 and $1,445,608, respectively, to Cash Management Portfolio to cover expenses.

For the period April 30, 2001 through December 31, 2001, DeAM, Inc. earned $1,066,049 as compensation for investment advisory services to Treasury Money Portfolio. During the same period, DeAM, Inc. reimbursed $26,915 to Treasury Money Portfolio to cover expenses.

For the period January 1, 2001 through April 29, 2001, DBT Co. earned $646,873 as compensation for investment advisory services provided to Treasury Money Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $2,444,003 and $3,225,042, respectively, as compensation for investment advisory services provided to Treasury Money Portfolio. During the same periods, DBT Co. reimbursed $48,737, $102,809 and $90,240, respectively, to Treasury Money Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of DeAM, Inc.'s investment advisory and Investment Company Capital Corp.'s administration and services fees, including waivers thereof. The Advisor and the Administrator may not recoup any of their waived investment advisory or administration and services fees.

                           Advisory Contract Approval

The Investment Advisory Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority of the outstanding voting securities of the Portfolio, and in either event, by a majority of the Independent Trustees of the Portfolio's Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose, (as defined under "Capital Stock"). In approving the continuation of the Portfolio's investment advisory agreement, the Board, including the Independent Trustees, carefully considered (1) the nature and quality of services to be provided to the Portfolio; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Portfolio through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Portfolio and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Portfolio. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of advisory agreement was in the best interests of the Portfolio and its shareholders. The Portfolio or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

                                  Administrator

Investment Company Capital Corp. ('ICCC' or the 'Administrator') serves as the Administrator to the Funds and the Portfolio. Prior to July 1, 2002, DBT Co. served as the Administrator to the Funds and the Portfolio. Under its Administration and Services Agreements with the Trusts, ICCC calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trusts in all aspects of the administration and operation of the Trusts. The Administration and

Services Agreements provides for each Trust to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.55% of the average daily net assets of Cash Management Investment, and 0.05% of the average daily net assets of Cash Management Institutional and Treasury Money Institutional.

Under Administration and Services Agreements with each Portfolio, ICCC calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreements provides for each Portfolio to pay ICCC a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the Administration and Services Agreements, ICCC may delegate one or more of its responsibilities to others, including affiliates of ICCC, at ICCC's expense.

Under the Administration and Services Agreements, ICCC is obligated on a continuous basis to provide such administrative services as the respective Board of Trustees of the Trust and each Portfolio reasonably deems necessary for the proper administration of the Trust and each Portfolio. ICCC will generally assist in all aspects of the Funds' and Portfolios' operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolios), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and each Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

For the period July 1, 2001 through December 31, 2001, ICCC earned $562,664 as compensation for administrative and other services provided to Cash Management Investment and reimbursed $1,053 to Cash Management Investment to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $584,728 as compensation for administrative and other services provided to Cash Management Investment. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $1,158,351 and $1,492,037, respectively, as compensation for administrative and other services provided to the Cash Management Investment. During the same periods DBT Co. reimbursed $17,334, $42,748 and $17,602, respectively, to the Cash Management Investment to cover expenses.

For the period July 1, 2001 through December 31, 2001, ICCC earned $1,043,562 as compensation for administrative and other services provided to Cash Management Institutional and reimbursed $131,731 to Cash Management Institutional to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $971,370 as compensation for administrative and other services provided to Cash Management Institutional. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $1,885,764 and $1,492,037, respectively, as compensation for administrative and other services provided to Cash Management Institutional. During the same periods, DBT Co. reimbursed $53,288, $284,488 and $223,080, respectively, to Cash Management Institutional to cover expenses.

For the period July 1, 2001 through December 31, 2001, ICCC earned $174,414 as compensation for administrative and other services provided to Treasury Money Institutional and reimbursed $93,306 to Treasury Money Institutional to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $238,814 as compensation for administrative and other services provided to Treasury Money Institutional. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $609,422 and $861,715, respectively, as compensation for administrative and other services provided to Treasury Money Institutional. During the same periods, DBT Co. reimbursed $104,658, $174,424 and $147,342, respectively, to Treasury Money Institutional to cover expenses.

For the period July 1, 2001 through December 31, 2001, ICCC earned $2,511,797 as compensation for administrative and other services provided to Cash Management Portfolio and reimbursed $1,032,777 to Cash Management Portfolio to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $2,251,139 as compensation for administrative and other services provided to Cash Management Portfolio and reimbursed $1,013,359 to the Portfolio to cover expenses. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $4,281,239 and $3,539,131, respectively, as compensation for administrative and other services provided to the Cash Management Portfolio.

For the period July 1, 2001 through December 31, 2001, ICCC earned $254,965 as compensation for administrative and other services provided to Treasury Money Portfolio and reimbursed $14,881 to the Portfolio to cover Fund expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $316,009 as compensation for administrative and other services provided to Treasury Money Portfolio and reimbursed $60,771 to the Portfolio to cover expenses. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $816,008 and $1,075,014, respectively, as compensation for administrative and other services provided to the Treasury Money Portfolio.

                                   Distributor

ICC Distributors is the principal distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with the Advisor and the Administrator. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

                                  Service Agent

The Fund compensates service agents ('Service Agent', which is any broker, financial advisor, bank, dealer or other institution or financial intermediary that has a sub-shareholder servicing agreement with the Funds) whose customers invest in shares of the Funds for providing certain personal, account administration and/or shareholder liason services. ICCC acts as a service agent pursuant to its Administration and Services Agreements with the Trusts and receives no additional compensation from the Funds for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Administrator from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trusts, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trusts executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreements with the Administrator, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                          Custodian and Transfer Agent

DBT Co., 100 Plaza One, Jersey City, New Jersey 07311, serves as Custodian to the Trusts and the Portfolios. As Custodian, it holds the Funds' assets. DBT Co. will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

ICCC, One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Funds for its out-of-pocket expenses.

                                    Expenses

Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Each Portfolio bears its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                       Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trusts and from time to time provides certain legal services to the Advisor and Administrator. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201 has been selected as Independent Accountants for the Trusts.

                           ORGANIZATION OF THE TRUSTS

The BT Investment Trust was organized on July 21, 1986 and the BT Institutional Trust was organized on March 26, 1990 under the laws of the Commonwealth of Massachusetts. Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a separate series of the respective Trust. Each Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The interests in each Portfolio are divided into separate series, no series of which has any preference over any other series. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The shares of the other series of the Trusts are offered through separate prospectuses and statements of additional information. The Trusts may create and issue additional series of shares. Each Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

Each Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trusts. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of such Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or a Trustee. Each Declaration of Trust provides for indemnification from such Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that each Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of each Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trusts.

The Cash Management Portfolio and Treasury Money Portfolio were organized as trusts under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that each Fund and other entities investing in a Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of each Trust believe that neither a Fund nor its shareholders will be adversely affected by reason of the Funds' investing in the corresponding Portfolio.

The Trusts are not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of a Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of such Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Shares of the Trusts do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees. Upon liquidation of a Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Each series in a Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of a Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

The series of each Portfolio will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series could control the outcome of these votes.

Whenever a Trust is requested to vote on a matter pertaining to a Portfolio, the Trust will vote its shares without a meeting of shareholders of the corresponding Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, a Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

As of April 9, 2002, the following shareholders of record owned 25% or more of the voting securities of the Cash Management Investment and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Private Bank Sweep, Custody Attn. Linda Anderson 1 BT Plaza 17th Floor, New York, NY 10015 (46.81%); Private Bank Sweep Investment Advisory Linda Anderson, 1 BT Plaza, 17th Floor, New York, NY 10015 (38.16%).

As of April 9, 2002, no shareholders of record owned 25% or more of the voting securities of the Cash Management Institutional, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

As of April 9, 2002, no shareholders of record owned 25% or more of the voting securities of the Treasury Money Institutional, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

BT Investment Funds was organized under the name BT Tax-Free Investment Trust and assumed its current name on May 16, 1988.

                               DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

                                    Dividends

Each Fund declares dividends from its net income daily and pays the dividends monthly. Each Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's pro rata share of the corresponding Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs a Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund that paid the dividend or distribution.

                   Taxation of the Funds and Their Investments

Each Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that each Fund is a regulated investment company, each Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trusts expect the Funds to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, that portion of a Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolios are not subject to the Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio. Each Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the corresponding Fund and the other investors in that Portfolio at the time of such determination.

                            Taxation of Shareholders

As described above the Cash Management Investment and the Treasury Money Fund are designed to provide investors with current income. The Funds are not intended to constitute balanced investment programs and are not designed for investors seeking capital gains, maximum income or maximum tax-exempt income irrespective of fluctuations in principal.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Each Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Shareholders should consult their tax advisors to assess the consequences of investing in a Fund under state and local laws and to determine whether dividends paid by a Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

Exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a backup withholding tax at the current rate, with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of a Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from that Fund during that year. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Funds earn taxable net investment income, each of the Funds intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

                             PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," "effective yield" and/or "tax equivalent yield" for a Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The Trust may include this information in sales material and advertisements for a Fund.

Yield is a function of the quality, composition and maturity of the securities held by the corresponding Portfolio and operating expenses of a Fund and the corresponding Portfolio. In particular, a Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of a Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested by the corresponding Portfolio in instruments producing higher yields than the balance of that Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of a Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of a Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Cash Management Investment might be compared with, for example, the IBC First Tier All Taxable Money Fund Average, that of the Treasury Money Fund might be compared with IBC U.S. Treasury and Repo All Taxable Money Fund Average. Similarly, the yield of a Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of a Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Funds, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by a Fund's corresponding Portfolio at those dates. Annual reports are audited by independent accountants.

From time to time a Fund may quote its performance in terms of "current yield" or "effective yield" in reports or other communications to shareholders or in advertising material.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value. The tax equivalent yields of the Tax Free Money Investment and the NY Tax Free Money Investment are computed by dividing the portion of a Fund's yield which is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax exempt.

The yields are then calculated as follows:

Base Period Return   =   Net Change in Account Value
                         ---------------------------
                         Beginning Account Value

Current Yield        =   Base Period Return x 365/7

Effective Yield      =   [(1 + Base Period Return)/365/7/] - 1

The following table sets forth various measures of the performance for each of the Funds for the seven days ended December 31, 2001.

                     Cash          Cash          Treasury
                  Management    Management        Money
                  Investment   Institutional   Institutional

Current Yield       1.60%          2.12%          1.82%

Effective Yield     1.61%          2.14%          1.83%

----------

                              FINANCIAL STATEMENTS

The financial statements for the Funds and the Portfolios for the fiscal year ended December 31, 2001, are incorporated herein by reference to the Funds' Annual Report dated December 31, 2001. A copy of the Funds' Annual Report may be obtained without charge by contacting the Deutsche Asset Management Service Center at 1-800-730-1313.

                                    APPENDIX

DESCRIPTION OF RATINGS

Description of S&P corporate bond ratings:

AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch IBCA, Inc. ("Fitch") corporate bond ratings:

AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien f in many cases directly following an AAA security f or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

Description of Duff & Phelps' corporate bond ratings:

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Description of S&P's municipal bond ratings:

AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's municipal bond ratings:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P municipal note ratings:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's municipal note ratings:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Description of S&P commercial paper ratings:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch commercial paper ratings:

F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

Description of Duff & Phelps' commercial paper ratings:

Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Description of Thompson Bank Watch Short-Term Ratings:

T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thompson BankWatch Long-Term Ratings:

AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade

(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.

                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                  APRIL 30, 2002

Investment Advisor of the Portfolio
DEUTSCHE ASSET MANAGEMENT, INC.
280 Park Avenue
New York, NY  10017

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

Custodian
DEUTSCHE BANK TRUST COMPANY AMERICAS
100 Plaza One
Jersey City, NJ 07311

Administrator and Transfer Agent
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD 21201

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusip #055922108
Cusip #055924104
Cusip #055924203
COMBMONSAI (4/02)

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  April 30, 2002

BT Institutional Funds

Cash Reserves Fund Institutional

BT Institutional Funds (the "Trust"), is an open-end management investment company that offer investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information ("SAI") relates to Cash Reserves Fund Institutional (the "Fund").

The Fund's investment objective is to seek a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of high quality money market instruments. The Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Cash Management Portfolio, a diversified open-end management investment company having the same investment objectives as the Fund (the "Portfolio"). The Portfolio is a series of BT Investment Portfolios.

Shares of the Fund are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor ("Distributor"), to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ("DeAM, Inc."), the Portfolio's investment advisor ("Advisor"), and to clients and customers of other organizations.

The Fund's Prospectuses dated April 30, 2002, which may be amended from time to time, provides the basic information investors should know before investing. This SAI, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. You may request a copy of a prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent as the defined in the Fund's prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus. The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 2001, are incorporated herein by reference to the Annual Report to shareholders for the Fund and Portfolio dated December 31, 2001. A copy of the Fund's and the Portfolio's Annual Report may be obtained without charge by calling the Fund at the telephone number listed below.

                         DEUTSCHE ASSET MANAGEMENT, INC.
                       Investment Advisor of the Portfolio

                        INVESTMENT COMPANY CAPITAL CORP.
                     Administrator of the Fund and Portfolio

                             ICC DISTRIBUTORS, INC.
                                   Distributor
                                 1-800-730-1313

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS...............................1
   Investment Objective.......................................................1
   Investment Policies........................................................1
      Obligations of Banks and Other Financial Institutions...................1
      Commercial Paper........................................................2
      Variable Rate Master Demand Notes.......................................2
      U.S. Government Securities..............................................2
      Other Debt Obligations..................................................3
      Asset-Backed Securities.................................................3
      Repurchase Agreements...................................................4
      Reverse Repurchase Agreements...........................................5
      When-Issued and Delayed Delivery Securities.............................5
      Investment in Other Investment Companies................................6
      Credit Enhancement......................................................6
      Lending of Portfolio Securities.........................................6
      Quality and Maturity of the Portfolio's Securities......................8
   Additional Risk Factors....................................................8
      Special Information Concerning Master-Feeder Fund Structure.............8
      Rating Services........................................................10
   Investment Restrictions...................................................10
      Fundamental Policies...................................................10
      Additional Restrictions................................................12
   Portfolio Turnover........................................................13
   Portfolio Transactions....................................................13
NET ASSET VALUE..............................................................14
PURCHASE AND REDEMPTION INFORMATION..........................................15
   Purchase of Shares........................................................15
   Redemption of Shares......................................................16
MANAGEMENT OF THE TRUSTS AND PORTFOLIOS......................................17
   Trustees of the Trust and Portfolio.......................................17
   Trustee Ownership in the Fund.............................................20
   Trustee Compensation Table................................................22
   Code of Ethics............................................................23
   Investment Adviser........................................................24
   Administrator.............................................................26
   Distributor...............................................................27
   Service Agent.............................................................27
   Expenses..................................................................28
   Counsel and Independent Accountants.......................................28
ORGANIZATION OF THE TRUSTS...................................................28
TAXES........................................................................30
PERFORMANCE INFORMATION......................................................31
   Economic and Market Information...........................................33
FINANCIAL STATEMENTS.........................................................33
APPENDIX.....................................................................34

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                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective

The Fund's investment objective is to seek a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of high quality money market instruments. There can, of course, be no assurance that the Fund will achieve its investment objective.

                               Investment Policies

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. The Portfolio, in pursuing its investment objective, will comply with Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940, as amended (the "1940 Act"). Thus, descriptions of investment techniques and Portfolio instruments are qualified by the provisions and limitations of Rule 2a-7.

Obligations of Banks and Other Financial Institutions. The Portfolio may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor to be of comparable quality. Obligations of domestic and foreign financial institutions in which the Portfolio may invest include (but are not limited to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.

For purposes of the Portfolio's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks, which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards that those applicable to domestic branches of U.S. banks.

Under normal market conditions, the Portfolio will invest more than 25% of its assets in the bank and other financial institution obligations. The Portfolio's concentration of its investments in the obligations of banks and other financial institutions will cause the Portfolio to be subject to the

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risks peculiar to these industries to a greater extent than if its investments were not so concentrated.

Commercial Paper. The Portfolio may invest in commercial paper. The Portfolio may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by U.S. or foreign corporations in order to finance their current operations.

Commercial paper when purchased by the Portfolio must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign banks. Any commercial paper issued by a foreign entity corporation and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

The Portfolio may also invest in variable rate master demand notes. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this SAI.

Variable Rate Master Demand Notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, the Portfolio will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Advisor, acting under the supervision of the Board of Trustees of the Portfolio, that the same criteria as set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances. (See "Quality and Maturity of the Fund's Securities" herein.)

U.S. Government Securities. The Portfolio may invest in obligations issued or guaranteed by the U.S. government and include: (1) direct obligations of the U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith

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and credit of the U.S. (such as certificates issued by the Government National
Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac")).

Other U.S. government securities the Portfolio may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

The Portfolio may also invest in separately traded principal and interest component of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. government. STRIPS are sold as zero coupon securities.

Other Debt Obligations. The Portfolio may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the Portfolio's minimum credit quality standards are comparable in priority and security to other securities of such issuer which have been rated in the top three highest long-term rating categories by the NRSROs rating such security or, if unrated, are determined by the Advisor to be of comparable quality.

Asset-Backed Securities. The Portfolio may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, pools of consumer loans, trade receivables or other types of loans held in a trust. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate-holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the certificate-holder generally has no recourse against the entity that originated the loans.

The underlying assets of asset-backed securities include assets such as (but not limited to) first liens on mortgages, motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and trade receivables. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The asset-backed securities in which the Portfolio may invest are limited to those which satisfy the requirements contained in Rule 2a-7.

The yield characteristics of the asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Repurchase Agreements. The Portfolio may engage in repurchase agreement transactions with members of the Federal Reserve System, certain non-U.S. banks and certain non-bank dealers, including governmental securities dealers approved by the Portfolio's Advisor. Under the terms of a typical repurchase agreement, the Portfolio would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Portfolio bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Portfolio may be delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolio could experience a loss. The Advisor reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements. The Portfolio may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Portfolio may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time the Portfolio enters into a reverse repurchase agreement it will identify on its books cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be marked on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by the Portfolio.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to the Portfolio until settlement takes place.

At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Investment in Other Investment Companies. In accordance with applicable law, the Portfolio may invest its assets in other money market funds with comparable investment objectives. In general, the Portfolio may not (1) purchase more than 3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission (the "SEC").

Credit Enhancement. Certain of the Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Portfolio's share price. Subject to the diversification limits contained in Rule 2a-7, the Portfolio may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

Lending of Portfolio Securities. The Portfolio has the authority to lend up to 33 1/3% of the total value of its portfolio securities (taken at market value) to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Portfolio's Board of Trustees. The Portfolio will not lend securities to the Advisor, the Distributor or their affiliates, except as may be permitted by the 1940 Act or an order from the SEC. The Board of Trustees will make a determination that the fee paid to the placing broker is reasonable. These loans must be collateralized by cash or liquid securities at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when irrevocable letters of credit and U.S. government obligations are used as collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder".

The Portfolio will adhere to the following conditions whenever its securities are loaned: (1) the Portfolio must receive at least 100% collateral consisting of cash or equivalent securities of the type discussed above at least equal to the market value of the securities loaned plus accrued interest from the borrower; (2) the borrower must increase this collateral whenever the market

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value of the securities including accrued interest rises above the level of the collateral; (3) the Portfolio must be able to terminate the loan at any time;
(4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment
--------  -------
occurs, the Portfolio must retain the right to terminate the loan and recall and vote the securities.

During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by the Advisor (or one of its affiliates) and the Advisor (or one of its affiliates) may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-U.S. securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-U.S. issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Advisor determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Advisor may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Fund. The Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

Quality and Maturity of the Portfolio's Securities. The Fund will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Fund invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees of the Fund, will also determine that all securities purchased by the Fund present minimal credit risks. The Advisor will cause the Fund to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Fund. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

                             Additional Risk Factors

In addition to the risks discussed above, the Portfolio's investments may be subject to the following risk factors:

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Advisor at 1-800-730-1313.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment advisor to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.

Rating Services. The ratings of Moody's Investor Service, Standard & Poor's Ratings Services ("S&P") and Fitch Investors Service's represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

                             Investment Restrictions

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to the Fund and by the Portfolio as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Under investment policies adopted by the Trust, on behalf of the Fund, and by the Portfolio, the Fund and the Portfolio may not:

     1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

     2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

     3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer provided, however, that nothing in this investment
                         --------  -------
          restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

     4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that: (i) this limitation shall not apply to the purchase of U.S. Government Obligations; (ii) under normal market conditions more than 25% of the total assets the Fund (and the Portfolio) will be invested in obligations of foreign and U.S. Banks provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

     5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, provided,
                                                                   --------
          however, that nothing in this investment restriction shall prevent the
          -------
          Trust from investing all of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

     8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and the lending of portfolio securities.

     9. Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio's, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this
                                     --------  -------
          investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

     10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment
                      --------  -------
          restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

     11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment
                    --------  -------
          restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with substantially the same investment objectives as the Fund.

     12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a reverse repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

     13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its Advisor owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

     14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

Additional Restrictions. In order to comply with certain statutes and policies, the Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

     (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

     (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

     (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

     (v)  invest for the purpose of exercising control or management;

     (vi) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling).

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Fund, or any other registered investment company investing in the Portfolio, is registered.

                               Portfolio Turnover

Each Portfolio may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. However, this policy does not result in higher brokerage commissions to the Portfolio as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolio's turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

                             Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for the Portfolio are made by the Advisor, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by the Advisor, investments of the type the Portfolio may make may also be made by these other accounts. When the Portfolio and one or more accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, the Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisor is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research, services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor's fees under its agreements with the Portfolio are not reduced by reason of its receiving brokerage services.

                                 NET ASSET VALUE

The net asset value ("NAV") per share is calculated on each day on which the Fund is open (each such day being a "Valuation Day").

The NAV per share of the Fund is calculated on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. The Fund may close early under certain circumstances, as described in the Fund's current Prospectus. The Fund's NAV per share will normally be $1.00.

The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Fund, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its NAV. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the NAV of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate NAV of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                       PURCHASE AND REDEMPTION INFORMATION

                               Purchase of Shares

The Fund accepts purchase orders for its shares at the NAV per share next determined after the order is received on each Valuation Day. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of the Fund will receive, on any Valuation Day, the NAV next determined following receipt by the Service Agent (which is any broker, financial advisor, bank, dealer or other institution or financial intermediary) and transmission to Investment Company Capital Corp., as the Trust's Transfer Agent (the "Transfer Agent") of such order. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent prior to 12:00 noon (Eastern time), and if payment in the form of federal funds is received on that day by the Deutsche Bank Trust Company Americas, as the Trust's custodian (the "Custodian"), the shareholder will receive the dividend declared on that day. The Trust and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in the Fund closes early, the Fund will cease taking purchase orders at that time.

Shares must be purchased in accordance with procedures established by the Transfer Agent and Service Agents, in connection with customers' accounts. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments on behalf of its customers in a timely manner, and a shareholder must settle with the Service Agent his or her entitlement to an effective purchase or redemption order as of a particular time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

                              Redemption of Shares

Shareholders may redeem shares at the NAV per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares received by the Service Agent and transmitted to the Transfer Agent prior to the close of the NYSE (currently 4:00 p.m., Eastern time or earlier should the NYSE close earlier) on each Valuation Day will be redeemed at the NAV per share as of 4:00 p.m. (Eastern time) or after the close of the NYSE and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on that day; no dividend will be paid on the day of redemption. Payments for redemptions will in any event be made within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Fund. The Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a current value of less than $1,000,000 (excluding retirement plans).

The Fund may accept purchase or sale orders when the New York Stock Exchange is closed in certain limited circumstances, such as in response to an unexpected situation that causes the New York Stock Exchange to be closed, if the 'Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.

The Fund may suspend the right of redemption or postpone the date of payment for its shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

The Fund and the Portfolio each reserve the right to redeem all of their shares, if the Board of Trustees vote to liquidate the Fund and/or Portfolio.

                      MANAGEMENT OF THE TRUST AND PORTFOLIO

The Trust and the Portfolio are governed by a Board of Trustees which is responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Investment Company Capital Corp., the administrator of the Trust and the Portfolio, neither the Trust nor the Portfolio require employees other than its executive officers. None of the executive officers of the Trust or the Portfolio devotes full time to the affairs of the Trust or the Portfolio.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and the Portfolio, up to and including creating separate boards of trustees.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or Portfolio they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

The Trustees and officers of the Trust and the Portfolio, their birthdates and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.

                       Trustees of the Trust and Portfolio

-----------------------------------------------------------------------------------------------------------

    Name, Birth date and                                                                  Number of Funds
     Position with each                                                                     in the Fund
       Trust and the                   Business Experience and Directorships            Complex Overseen by
         Portfolio                            During the Past 5 Years                        Trustee/1/

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------
-----------------------------------------------------------------------------------------------------------
Charles P. Biggar             Retired (since 1987); formerly Vice President,                     27
10/13/30                      International Business Machines ('IBM') (1975-1978) and
Trustee of BT Institutional   President, National Services and the Field Engineering
Funds and Cash Management     Divisions of IBM (1976-1987).
Portfolio since 1990.

-----------------------------------------------------------------------------------------------------------
S. Leland Dill                Trustee, Phoenix Zweig Series Trust (since September               27
3/28/30                       1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee BT Institutional      (since May 1998); Retired (since 1986); formerly
Funds since 1999 and Cash     Partner, KPMG Peat Marwick (June 1956-June 1986);
Management Portfolio since    Director, Vintners International Company Inc. (June
1990.                         1989-May 1992); Director, Coutts (USA) International
                              (January 1992-March 2000); Director, Coutts Trust
                              Holdings Ltd.,
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

    Name, Birth date and                                                                  Number of Funds
     Position with each                                                                     in the Fund
       Trust and the                   Business Experience and Directorships            Complex Overseen by
         Portfolio                            During the Past 5 Years                        Trustee/1/

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                              Director, Coutts Group (March 1991-March1999); General
                              Partner, Pemco (June 1979-June 1986).

-----------------------------------------------------------------------------------------------------------
Martin J. Gruber              Nomura Professor of Finance, Leonard N. Stern School of            27
7/15/37                       Business, New York University (since 1964); Trustee,
Trustee BT Institutional      CREF (since 2000); Director, S.G. Cowen Mutual Funds
Funds and Cash Management     (since 1985); Director, Japan Equity Fund, Inc. (since
Portfolio since 1999.         1992); Director, Thai Capital Fund, Inc. (since 2000);
                              Director, Singapore Fund, Inc. (since 2000).

-----------------------------------------------------------------------------------------------------------
Richard J. Herring            Jacob Safra Professor of International Banking and                 27
2/18/46                       Professor, Finance Department, The Wharton School,
Trustee BT Institutional      University of Pennsylvania (since 1972); Director,
Funds since 1990 and Cash     Lauder Institute of International Management Studies
Management Portfolio since    (since 2000); Co-Director, Wharton Financial
1999.                         Institutions Center (since 2000).

-----------------------------------------------------------------------------------------------------------
Bruce E. Langton              Formerly Assistant Treasurer of IBM Corporation (until             27
5/10/31                       1986); Trustee and Member, Investment Operations
Trustee BT Institutional      Committee, Allmerica Financial Mutual Funds (1992 to
Funds since 1990 and Cash     2001); Member, Investment Committee, Unilever US
Management Portfolio since    Pension and Thrift Plans (1989 to 2001)/2/; Retired
1999.                         (since 1987); Director, TWA Pilots Directed Account
                              Plan and 401(k) Plan (1988 to 2000).

-----------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.          Principal, Philip Saunders Associates (Economic and                27
10/11/35                      Financial Consulting) (since 1998); former Director,
Trustee BT Institutional      Financial Industry Consulting, Wolf & Company
Funds since 1999 and Cash     (1987-1988); President, John Hancock Home Mortgage
Management Portfolio since    Corporation (1984-1986); Senior Vice President of
1990.                         Treasury and Financial Services,
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

    Name, Birth date and                                                                  Number of Funds
     Position with each                                                                     in the Fund
       Trust and the                   Business Experience and Directorships            Complex Overseen by
         Portfolio                            During the Past 5 Years                        Trustee/1/

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                              John Hancock Mutual Life Insurance Company, Inc.
                              (1982-1986).

-----------------------------------------------------------------------------------------------------------
Harry Van Benschoten          Retired (since 1987); Corporate Vice President, Newmont            27
2/18/28                       Mining Corporation (prior to 1987); Director, Canada
Trustee BT Institutional      Life Insurance Corporation of New York (since 1987).
Funds and Cash Management
Portfolio since 1999.

-----------------------------------------------------------------------------------------------------------
Interested Trustee
------------------
-----------------------------------------------------------------------------------------------------------
Richard T. Hale/3/            Managing Director, Deutsche Banc Alex. Brown Inc.                  27
7/17/45                       (formerly DB Alex. Brown LLC) and Deutsche Asset
Trustee BT Institutional      Management Americas (1999 to present); Director and
Funds and Cash Management     President, Investment Company Capital Corp. (registered
Portfolio since 1999.         investment advisor) (1996 to present).
                              Director/Trustee and President, Deutsche Asset
                              Management Mutual Funds (1989 to present); Director,
                              Deutsche Global Funds, Ltd. (2000 to present);
                              Director, CABEI Fund (2000 to present); Director, North
                              American Income Fund (2000 to present); Vice President,
                              Deutsche Asset Management, Inc. (2000 to present).
                              Chartered Financial Analyst.  Formerly, Director, ISI
                              Family of Funds.

-----------------------------------------------------------------------------------------------------------
Officers
--------
-----------------------------------------------------------------------------------------------------------
Richard T. Hale               See information provided under Interested Trustees.
President

-----------------------------------------------------------------------------------------------------------
Daniel O. Hirsch              Director, Deutsche Asset Management (1999 to present).
3/27/54                       Formerly, Principal, BT Alex. Brown Incorporated,
Vice President/               (Deutsche Banc Alex. Brown Inc.), 1998-1999; Assistant
Secretary                     General Counsel, United States Securities and
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------

    Name, Birth date and                                                                  Number of Funds
     Position with each                                                                     in the Fund
       Trust and the                   Business Experience and Directorships            Complex Overseen by
         Portfolio                            During the Past 5 Years                        Trustee/1/

-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                              Exchange Commission, 1993-1998.
-----------------------------------------------------------------------------------------------------------
Charles A. Rizzo              Director, Deutsche Asset Management (April 2000 to
8/5/57                        present); Certified Public Accountant; Certified
Treasurer                     Management Accountant. Formerly, Vice President and
                              Department Head, BT Alex. Brown Incorporated (Deutsche
                              Banc Alex. Brown Inc.), 1998-1999; Senior Manager,
                              Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP),
                              1993-1998.

-----------------------------------------------------------------------------------------------------------
Amy Olmert                    Director, Deutsche Asset Management (formerly BT. Alex.
5/14/63                       Brown Inc.) ;(January 1999 to present); Certified
Assistant Secretary           Public Accountant (1989 to present).  Formerly, Vice
                              President, BT Alex. Brown Incorporated, (Deutsche Banc
                              Alex. Brown Inc.), (1997-1999); Senior Manager
                              (1992-1997), Coopers & Lybrand L.L.P.
                              (PricewaterhouseCoopers LLP), (1988-1992).

-----------------------------------------------------------------------------------------------------------

----------
/1/. As of December 31, 2001 the total number of Funds in the Deutsche Asset Management Fund Complex (the "Fund Complex") is 71.
/2/. A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
/3/. Mr. Hale is a trustees who is an 'Interested Person' within the meaning of
Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Portfolio's investment advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

Trustee Ownership in the Fund

-----------------------------------------------------------------------------
                                                    Aggregate Dollar Range of
                                                         Ownership as of
                                                     December 31, 2001 in all
                                                        Funds Overseen by
                       Dollar Range of Beneficial      Director in the Fund
       Trustee          Ownership in the Fund/1/            Complex/2/
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Independent Trustees
--------------------
-----------------------------------------------------------------------------
Charles P. Biggar      None                         None
-----------------------------------------------------------------------------
S. Leland Dill         None                         $50,001-$100,000
-----------------------------------------------------------------------------
Martin J. Gruber       None                         None
-----------------------------------------------------------------------------
Richard J. Herring     None                         $50,001-$100,000
-----------------------------------------------------------------------------
Bruce E. Langton       None                         Over $100,000
-----------------------------------------------------------------------------
Philip Saunders, Jr.   None                         $10,001-$50,000
-----------------------------------------------------------------------------
Harry Van Benschoten   None                         None
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Interested Trustee
------------------
-----------------------------------------------------------------------------
Richard T. Hale        None                         Over $100,000
-----------------------------------------------------------------------------

/1/. Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the '1934 Act') include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,001.

/2/. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000,
over $100,001. The funds overseen by the trustees in the Fund Complex consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

As of April 9, 2002, the Trustees and Officers of the Trust and the Portfolio owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together).

OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund(s) and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund(s) (including Deutsche Bank AG).

--------------------------------------------------------------------------------------
                                                              Value of     Percent of
                                                              Securities   Class on
                       Owner and                              on an        an
                       Relationship to             Title of   Aggregate    Aggregate
Trustee                Trustee           Company   Class      Basis        Basis

--------------------------------------------------------------------------------------
Charles P. Biggar      N/A                                    None
--------------------------------------------------------------------------------------
S. Leland Dill         N/A                                    None
--------------------------------------------------------------------------------------
Martin J. Gruber       N/A                                    None
--------------------------------------------------------------------------------------
Richard J. Herring     N/A                                    None
--------------------------------------------------------------------------------------
Bruce E. Langton       N/A                                    None
--------------------------------------------------------------------------------------
Philip Saunders, Jr.   N/A                                    None
--------------------------------------------------------------------------------------
Harry Van Benschoten   N/A                                    None
--------------------------------------------------------------------------------------

                           Trustee Compensation Table

-----------------------------------------------------------------------------------
                       Aggregate
                       Compensation           Aggregate          Total Compensation
                       from BT                Compensation       from
Trustee                Institutional Funds*   from Portfolio**   Fund Complex***
-----------------------------------------------------------------------------------
Charles P. Biggar             $11,399              $1,425              $62,000
-----------------------------------------------------------------------------------
S. Leland Dill                $11,399              $1,425              $62,000
-----------------------------------------------------------------------------------
Martin Gruber                 $11,399              $1,425              $62,000
-----------------------------------------------------------------------------------
Richard J. Herring            $11,399              $1,425              $62,000
-----------------------------------------------------------------------------------
Bruce E. Langton              $11,399              $1,425              $62,000
-----------------------------------------------------------------------------------
Philip Saunders, Jr.          $11,399              $1,425              $62,000
-----------------------------------------------------------------------------------
Harry Van Benschoten          $11,399              $1,425              $62,000
-----------------------------------------------------------------------------------

* The information provided is for the BT Institutional Funds, which is comprised of eight funds, for the year ended December 31, 2001.

** The information provided is for Cash Management Portfolio for the Portfolio's most recent fiscal year ended December 31, 2001.

*** Aggregated information is furnished for the Fund Complex which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 2001.

As of April 9, 2002, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Fannie Mae Cust FBO Lehman Borthers, Attn:
Chu Pang, MS 2H-3W-08, 4000 Wisconsin Ave NW, Washington DC 20016 (8.36%).

Information Concerning Committees and Meetings of Trustees

The Board of Trustees of the Trust and Portfolio met 5 times during the fiscal year ended December 31, 2001 and each Trustee attended at least 80% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten, comprise the Valuation Committee which was constituted to consider and act upon all questions relating to valuation of the securities in the Portfolio which may arise between meetings of the Trustees. The Trusts and Portfolio have an Audit Committee consisting of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. All of the members of the Audit Committee are 'independent' as provided for in the applicable requirements of the 1940 Act. Mr. Dill serves as Chairman of the Audit Committee. During the fiscal year ended December 31, 2001, the Audit Committee met 4 times. In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Portfolio and Funds. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Funds'/Portfolio's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Funds/Portfolio, its investment advisor and affiliates by the independent public accountants.

The Nominating Committee, which meets when necessary, consists of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee did not meet during the fiscal year ended December 31, 2001.

                                 Code of Ethics

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Fund's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

The Fund's advisor, DeAM, Inc., has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.

The Fund's principal underwriter, ICC Distributors, has adopted a Code of Ethics applicable to ICC Distributor's distribution services to registered investment companies such as the Fund. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout" period" surrounding trades by funds for which such investment personnel made investment recommendations, subject to certain exceptions. The distributor's Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                               Investment Advisor

The Fund has not retained the services of an investment advisor since the Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio. The Portfolio has retained the services of DeAM, Inc. as Advisor.

DeAM, Inc. (or, the 'Advisor') serves as the Portfolio's investment advisor. Prior to April 30, 2001, Deutsche Bank Trust Company Americas ('DBT Co.'), formerly Bankers Trust Company, served as the Portfolio's investment advisor.The Advisor is a wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

The Advisor may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Advisor has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, the Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of the Advisor, its parent or its subsidiaries or affiliates. Also, in dealing with its customers, the Advisor, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by the Advisor or any such affiliate

The Advisor, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. The Advisor may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment advisor. All orders for investment transactions on behalf of the Portfolio are placed by the Advisor with brokers, dealers and other financial intermediaries that it selects, including those affiliated with the Advisor. An affiliate of the Advisor will be used in connection with a purchase or sale of an investment for the Portfolio only if the Advisor believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which the Advisor or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of the Advisor.

Under the Advisory Agreement, DeAM, Inc. receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Portfolio.

For the period April 30, 2001 through December 31, 2001, DeAM, Inc. earned $9,960,309 as compensation for investment advisory services provided to the Portfolio. During the same period, DeAM, Inc. reimbursed $1,367,226 to the Portfolio to cover expenses.

For the period January 1, 2001 through April 29, 2001, DBT Co. earned $4,328,500 as compensation for investment advisory services provided to the Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $12,843,718 and $10,613,250, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, DBT Co. reimbursed $678,910, $1,881,361 and $1,445,608, respectively, to the Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of the Advisor's investment advisory fees and the Administrator's administration and service fees, including waivers thereof. The Advisor and the Administrator may not recoup any of their waived investment advisory or administration and services fees.

Advisory Contract Approval

     The Investment Advisory Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority of the outstanding voting securities of the Portfolio, and in either event, by a majority of the Independent Trustees of the Portfolio's Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose, (as defined under "Capital Stock"). In approving the continuation of the Portfolio's investment advisory agreement, the Board, including the Independent Trustees, carefully considered (1) the nature and quality of services to be provided to the Portfolio; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Portfolio through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Portfolio and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Portfolio. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of advisory agreement was in the best interests of the Portfolio and its shareholders. The Portfolio or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

                                  Administrator

Investment Company Capital Corp ('ICCC' or the 'Administrator') serves as the administrator to the Fund and the Portfolio. Prior to July 1, 2002, DBT Co. served as the administrator to the Fund and the Portfolio.Under its Administration and Services Agreement with the Trust, ICCC calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the average daily net assets of the Fund.

Under Administration and Services Agreement with the Portfolio, the Administrator calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provide for the Portfolio to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the Administration and Services Agreement, the Administrator may delegate one or more of its responsibilities to others, including affiliates of ICCC, at the Administrator's expense.

Under the Administration and Services Agreement, ICCC is obligated on a continuous basis to provide such administrative services as the Board of Trustees of each Trust and the Portfolio reasonably deems necessary for the proper administration of each Trust and the Portfolio. ICCC will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolio), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Fund's and the Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the NAV, net income and realized capital gains or losses of the Fund; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

For the period July 1, 2001 through December 31, 2001 ICCC earned $1,158,172 as compensation for administrative and other services provided to the Fund. During the same period ICCC reimbursed $1,307,693 to the Fund to cover expenses.

For the period January 1, 2001 through June 30, 2001 DBT Co. earned $973,982 as compensation for administrative and other services provided to the Fund. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $1,798,213 and $1,551,734, respectively, as compensation for administrative and other services provided to the Fund. During the same periods, DBT Co. reimbursed $1,031,432, $2,187,105 and $1,656,779, respectively, to the Fund to cover expenses.

For the period July 1, 2001 through December 31, 2001 ICCC earned $2,511,797 as compensation for administrative and other services provided to the Portfolio.

For the period January 1, 2001 through June 30, 2001 DBT Co. earned $2,251,139 as compensation for administrative and other services provided to the Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned compensation of $4,281,239 and $3,539,131, respectively, for administrative and other services provided to the Portfolio.

                                   Distributor

ICC Distributors is the principal Distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with the Advisor and the Administrator. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101. In addition to ICC Distributors's duties as Distributor, ICC Distributors and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Fund.

                                  Service Agent

The Administrator acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Administrator from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, performing shareholder sub-accounting, answering client inquiries regarding the Fund, investing client cash account balances automatically in Fund shares and processing redemption transactions at the request of clients, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Service Agent, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies, arranging for bank wires and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with the Administrator, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                                    Custodian

DBT Co., 100 Plaza One, Jersey City, New Jersey 07311, serves as custodian for the Trust and as custodian for the Portfolio. As custodian, DBT Co. holds the Fund's and the Portfolio's assets. For such services, DBT Co. receives monthly fees from the Fund and the Portfolio, which are included in the administrative services fees discussed above. DBT Co. will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                 Transfer Agent

ICCC, One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Fund for its out-of-pocket expenses.

                                    Expenses

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                       Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and from time to time provides certain legal services to the Advisor and the Administrator. PricewaterhouseCoopers LLP, 250
W. Pratt Street, Baltimore, Maryland 21201 has been selected as Independent Accountants for the Trust.

                            ORGANIZATION OF THE TRUST

BT Institutional Funds was organized on March 26, 1990 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses and statements of additional information. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The Trust may create and issue additional series of shares. Each Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Upon liquidation of the Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

The Portfolio is a subtrust (or "series") of BT Investment Portfolios, an open-end management investment company. BT Investment Portfolios was organized as a master trust fund under the laws of the State of New York. BT Investment Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. The interests in BT Investment Portfolios are divided into separate series, such as the Portfolio. No series of BT Investment Portfolios has any preference over any other series.

Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

The series of BT Investment Portfolios will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series of BT Investment Portfolios could control the outcome of these votes.

As of April 9, 2002, no shareholders of record owned 25% or more of the voting securities of the Fund, and, therefore, were not deemed to control the Fund.

                                      TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

The Fund is designed to provide investors with current income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

The Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that the Fund is a regulated investment company, the Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long- and short-term capital gains, if any, are distributed to its shareholders. Although the Trust expects the Fund to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolio is not subject to the Federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

The Fund declares dividends from its net income daily and pays the dividends monthly. The Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of the Fund's pro rata share of the Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs the Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of the Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from the Fund during that year. Shareholders should consult their tax advisors to assess the consequences of investing in the Fund under state and local laws and to determine whether dividends paid by the Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a backup withholding tax at the current rate with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

                             PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," and/or "effective yield" for the Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The Trust may include this information in sales material and advertisements for the Fund.

Yield is a function of the quality, composition and maturity of the securities held by the Portfolio and operating expenses of the Fund and the Portfolio. In particular, the Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of the Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested by the Portfolio in instruments producing higher yields than the balance of the Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of the Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Fund might be compared with, for example, the IBC First Tier Institutions Only All Taxable Money Fund Average, which is an average compiled by IBC Money Fund Report, a widely recognized, independent publication that monitors the performance of money market mutual funds. Similarly, the yield of the Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of the Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Fund, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the

"beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

     The yields are then calculated as follows:

     Base Period Return     =   Net Change in Account Value
                                ---------------------------
                                Beginning Account Value

     Current Yield          =   Base Period Return x 365/7

     Effective Yield        =   [(1 + Base Period Return)/365/7/] - 1

     Tax Equivalent Yield   =   Current  Yield
                                --------------
                                (1 - Tax Rate)

For the seven days ended December 31, 2001, the Fund's Current Yield was 2.18% and the Fund's Effective Yield was 2.20%.

                         Economic and Market Information

Advertising and sales literature of the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.

                              FINANCIAL STATEMENTS

The financial statements for the Fund and the Portfolio for the period ended December 31, 2001, are incorporated herein by reference to the Annual Report to shareholders for the Fund dated December 31, 2001. A copy of the Fund's Annual Report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

                                    APPENDIX

                        Description of Securities Ratings

Description of S&P's corporate bond ratings:

AAA--Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch Investors Service's corporate bond ratings:

AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

Description of Duff & Phelps' corporate bond ratings:

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Description of S&P's municipal bond ratings:

AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's municipal bond ratings:

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P's municipal note ratings:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's municipal note ratings:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Description of S&P commercial paper ratings:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch Investors Service's commercial paper ratings:

F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

Description of Duff & Phelps' commercial paper ratings:

Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Description of Thomson Bank Watch Short-Term Ratings:

T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thomson BankWatch Long-Term Ratings:

AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade

(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2002

Investment Advisor of the Portfolio
DEUTSCHE ASSET MANAGEMENT, INC.
280 Park Avenue
New York, NY 10017

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

Custodian
DEUTSCHE BANK TRUST COMPANY AMERICAS
100 Plaza One
Jersey City, NJ 07311

Administrator and Transfer Agent
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD 21201

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY 10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                   ----------

Cusip #055924872
1687SA1 (4/02)

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  April 30, 2002
BT INSTITUTIONAL FUNDS
Equity 500 Index Fund--Premier Class ('Equity 500 Index')

BT ADVISOR FUNDS
US Bond Index Fund--Premier Class ('US Bond Index')
EAFE(R)Equity Index Fund--Premier Class ('EAFE(R) Equity Index')

BT Advisor Funds (the 'Trust') is comprised of a series of three different funds. The funds listed above (each, a 'Fund' and together the 'Funds') are, with the exception of Equity 500 Index, each a series of the Trust. Equity 500 Index is a series of BT Institutional Funds (the 'Institutional Trust') (together with the Trust, the 'Trusts').

Unlike other mutual funds, the Trusts seek to achieve the investment objective of each Fund by investing all the investable assets of each Fund in a diversified open-end management investment company (or a series thereof) having the same investment objective as the Fund. These investment companies are, respectively, BT Investment Portfolios and Equity 500 Index Portfolio. US Bond Index Portfolio and EAFE(R) Equity Index Portfolio are each a series of BT Investment Portfolios (each, a 'Portfolio' and collectively, the 'Portfolios').

The Prospectuses for each Fund, dated April 30, 2002, provide the basic information investors should know before investing. This Statement of Additional Information ('SAI'), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trusts and should be read in conjunction with the Prospectuses. You may request a copy of a Prospectus or an SAI free of charge by calling the Trusts at the telephone number listed below or by contacting the Deutsche Asset Management Service Center ('Service Center'). Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in each Fund's Prospectus. The financial statements for each Fund and the corresponding Portfolio for the fiscal year ended December 31, 2001, are incorporated herein by reference to the Annual Report to shareholders for each Fund and each Portfolio dated December 31, 2001. A copy of each Fund's and the corresponding Portfolio's Annual Report may be obtained without charge by calling each Fund at 1-800-730-1313.

                                TABLE OF CONTENTS

                                                                                                Page
                                                                                                ----
INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS..................................................2
   Investment Objectives..........................................................................2
   Investment Policies............................................................................2
   Equity Securities..............................................................................1
   Fixed Income Securities and Money Market Instruments...........................................4
   Mortgage-Backed and Asset-Backed Securities....................................................8
   Securities of Non-US Issuers..................................................................14
   Derivative Securities.........................................................................14
   Derivative Securities: Options................................................................15
   Derivative Securities: Futures Contracts and Options on Futures Contracts.....................19
   Derivative Securities: Swap Agreements........................................................23
   Derivative Securities: Hedging Strategies.....................................................25
   Currency Management...........................................................................26
   Additional Limitations and Risk Factors.......................................................30
   Other Investments and Investments Practices...................................................35
   Investment Restrictions.......................................................................43
   Portfolio Transactions and Brokerage Commissions..............................................46
PERFORMANCE INFORMATION..........................................................................48
   Standard Performance Information..............................................................49
   Comparison of Fund Performance................................................................51
   Economic and Market Information...............................................................56
VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND.......................................57
   Valuation of Securities.......................................................................57
   Purchase of Shares............................................................................58
   Redemption of Shares..........................................................................58
   Redemptions and Purchases in Kind.............................................................59
   Trading in Foreign Securities.................................................................61
MANAGEMENT OF THE TRUSTS AND THE PORTFOLIOS......................................................61
   Trustees and Officers.........................................................................57
   Trustee Ownership in the Funds................................................................61
   Trustee Compensation Table....................................................................67
   Code of Ethics................................................................................69
   Investment Advisor............................................................................70
   Administrator.................................................................................72
   Distributor...................................................................................74
   Service Agent.................................................................................74
   Custodian and Transfer Agent..................................................................74
   Expenses......................................................................................75
   Counsel and Independent Accountants...........................................................75
ORGANIZATION OF THE TRUSTS.......................................................................75
TAXATION.........................................................................................77
   Taxation of the Funds.........................................................................77
   Taxation of the Portfolios....................................................................78
   Distributions.................................................................................78
   Backup Withholding............................................................................78
   Foreign Shareholders..........................................................................79
   Other Taxation................................................................................79
   Foreign Withholding Taxes.....................................................................79
FINANCIAL STATEMENTS.............................................................................79
APPENDIX.........................................................................................80

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              Investment Objectives

The following is a description of each Fund's investment objective. There can, of course, be no assurance that any Fund will achieve its investment objective(s).

Equity 500 Index Fund seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the 'S&P 500 Index') which emphasizes stocks of large US Companies. Under normal circumstances, the Fund will invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index.

US Bond Index Fund seeks to replicate as closely as possible, before expenses, the performance of the Lehman Brothers Aggregate Bond Index (the 'Lehman Bond Index'), which emphasizes government mortgage-backed and corporate investment grade debt securities. Under normal circumstances, the Fund will invest at least 80% of its assets, determined at the time of purchase, in securities included in the Lehman Bond Index and in derivative instruments, such as futures contracts and options, that provide exposure to the securities listed in the Lehman Bond Index

EAFE(R) Equity Index Fund seeks to replicate as closely as possible, before expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE(R) Index ('EAFE(R) Index'), which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. Under normal circumstances, the Fund will invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the EAFE Index and in derivative instruments, such as futures contracts, options and forward currency contracts, that provide exposure to the stocks of the companies in the EAFE Index.

                               Investment Policies

Each Fund seeks to achieve its investment objective by investing all of its assets in its corresponding Portfolio. The Trusts may withdraw a Fund's investment from the corresponding Portfolio at any time if the Board of Trustees of the respective Trust determines that it is in the best interests of the Fund to do so.

The following is a discussion of the various types of securities and investment strategies employed by each Fund. Unless otherwise indicated, the Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future. If the Funds' investment in a particular type of security is limited to a certain percentage of the Funds' assets, that percentage limitation is listed in the chart. Following the chart, there is a description of how each type of security and investment strategy may be used by the Funds.

-------------------------------------------------------------------------------------------

INVESTMENT PRACTICE                                    US Bond    Equity 500      EAFE(R)
                                                        Index       Index      Equity Index
                                                        Fund        Fund         Fund
===========================================================================================
KEY TO TABLE:

[X]  Permitted without stated limit
[ ]  Permitted without stated limited, but not expected to be used to a significant extent
 X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

-------------------------------------------------------------------------------------------
EQUITY SECURITIES
-------------------------------------------------------------------------------------------
Common Stock                                           X          [X]          [X]
-------------------------------------------------------------------------------------------
Warrants  Listed  on the New  York  Stock  Exchange
('NYSE') and the American Stock Exchange ('ASE')       X           X           5%
-------------------------------------------------------------------------------------------
Warrants Not Listed on NYSE & ASE                      X           X           2%
-------------------------------------------------------------------------------------------
Preferred Stock                                        X          [X]          [X]
-------------------------------------------------------------------------------------------
Convertible Securities                                [X]         [X]          [X]
-------------------------------------------------------------------------------------------
Small Capitalization Stocks                            X           X
----------------------------------------------------------------------------   At Least
Medium Capitalization Stocks                           X          At least     80%
---------------------------------------------------------------   80%
Large Capitalization Stocks                            X
-------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES & MONEY MARKET INSTRUMENTS
-------------------------------------------------------------------------------------------
Short-Term Instruments                                [X]         [ ]          [ ]
-------------------------------------------------------------------------------------------
Obligations   of   Banks   and   Other    Financial
Institutions                                          [ ]         [ ]          [ ]
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

                                                       US Bond    Equity 500     EAFE(R)
                                                        Index       Index      Equity Index
INVESTMENT PRACTICE                                     Fund        Fund          Fund
============================================================================================
KEY TO TABLE:

[X]  Permitted without stated limit
[ ]  Permitted without stated limited, but not expected to be used to a significant extent
 X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

--------------------------------------------------------------------------------------------
Certificates of Deposit and Banker's Acceptances      [ ]         [ ]          [ ]
--------------------------------------------------------------------------------------------
Commercial Paper                                      [ ]         [ ]          [ ]
--------------------------------------------------------------------------------------------
Variable Rate Securities                              [ ]         [ ]          [ ]
--------------------------------------------------------------------------------------------
U.S. Government Securities                            [X]         [ ]          [ ]
--------------------------------------------------------------------------------------------
Zero Coupon Securities and Deferred Interest Bonds    [ ]          X           X
--------------------------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------------------
Government Guaranteed Mortgage-Backed Securities      [X]          X           X
--------------------------------------------------------------------------------------------
Ginnie Mae Certificates                               [X]          X           X
--------------------------------------------------------------------------------------------
Fannie Mae Certificates                               [X]          X           X
--------------------------------------------------------------------------------------------
Freddie Mac Certificates                              [X]          X           X
--------------------------------------------------------------------------------------------
Multi-Class  Mortgage-Backed  Securities  (CMOs and
REMICs)                                               [X]          X           X
--------------------------------------------------------------------------------------------
Mortgage Pass-Through Securities                      [X]          X           X
--------------------------------------------------------------------------------------------
Stripped-Mortgage Backed Securities                   [X]          X           X
--------------------------------------------------------------------------------------------
Adjustable Rate Mortgages                             [X]          X           X
--------------------------------------------------------------------------------------------
Asset-Backed Securities                               [X]          X           X
--------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES (OPTIONS)
--------------------------------------------------------------------------------------------
Options on Securities                                 [ ]         [ ]          [ ]
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

                                                       US Bond    Equity 500     EAFE(R)
                                                        Index       Index      Equity Index
INVESTMENT PRACTICE                                     Fund        Fund          Fund
============================================================================================
KEY TO TABLE:

[X]  Permitted without stated limit
[ ]  Permitted without stated limited, but not expected to be used to a significant extent
 X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Yield Curve Options                                   [ ]          X           [ ]
-------------------------------------------------------------------------------------------
Spreadlocks                                           [ ]          X           [ ]
-------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES (FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS)
-------------------------------------------------------------------------------------------
Futures Contracts                                     [ ]         [ ]          [ ]
-------------------------------------------------------------------------------------------
Futures Contracts on Securities Indices               5% Net      5% Net       5% Net
-------------------------------------------------------------------------------------------
Options on Futures Contracts  (including  Contracts
on Security Indices)                                  5% Net      5% Net       5% Net
-------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES
-------------------------------------------------------------------------------------------
Swaps                                                 10%         X            10%
-------------------------------------------------------------------------------------------
Options on Securities Indices                         15% OTC     15% OTC      [ ]
                                                      Options     Options
-------------------------------------------------------------------------------------------
Options on Non-US Securities Indices                   X          X            [ ]
-------------------------------------------------------------------------------------------
Hedging Strategies                                    [ ]         [ ]          [ ]
-------------------------------------------------------------------------------------------
SECURITIES OF NON-U.S. ISSUERS
-------------------------------------------------------------------------------------------
Foreign Corporate Debt Securities                      X          [ ]          [ ]
-------------------------------------------------------------------------------------------
Foreign Government Debt Securities                     X          [ ]          [ ]
-------------------------------------------------------------------------------------------
Investments in Emerging Markets                        X          X            [ ]
-------------------------------------------------------------------------------------------
CURRENCY MANAGEMENT
-------------------------------------------------------------------------------------------
Currency Exchange Transactions                        [ ]         [ ]          [ ]
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

                                                       US Bond    Equity 500     EAFE(R)
                                                        Index       Index      Equity Index
INVESTMENT PRACTICE                                     Fund        Fund          Fund
============================================================================================
KEY TO TABLE:

[X]  Permitted without stated limit
[ ]  Permitted without stated limited, but not expected to be used to a significant extent
 X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

-------------------------------------------------------------------------------------------
Forward Currency Exchange Contracts                   [ ]         [ ]          [ ]
-------------------------------------------------------------------------------------------
Options on Foreign Currencies                          X          X            [ ]
-------------------------------------------------------------------------------------------
OTHER INVESTMENTS AND INVESTMENT PRACTICES
-------------------------------------------------------------------------------------------
Illiquid Securities                                   15%         15%          15%
-------------------------------------------------------------------------------------------
When-Issued and Delayed Delivery Securities           15%         15%          15%
-------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                         [ ]         [ ]          [ ]
-------------------------------------------------------------------------------------------
Lending of Portfolio Securities                       30%         30%          30%
-------------------------------------------------------------------------------------------
Other Investment Companies                            10%         10%          10%
-------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                  At least    N/A          N/A
                                                      80%
-------------------------------------------------------------------------------------------
S&P 500 Index                                         N/A         At least     N/A
                                                                  80%
-------------------------------------------------------------------------------------------
Morgan  Stanley  Capital   International   ('MSCI')   N/A         N/A          At least
EAFE(R)Index                                                                   80%
-------------------------------------------------------------------------------------------

                                Equity Securities

General. (All Funds except the US Bond Index) Each equity Portfolio may invest in equity securities listed on any domestic or non-US securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, 'equity securities' include common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities (except Equity 500 Index) and convertible securities consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock.

Common Stocks. (All Funds except the US Bond Index) Common stocks, the most familiar type of equity securities, represent an equity (i.e., ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, as well as, changes in overall market and economic conditions. This affects the value of the shares of the Portfolios, and thus the value of your investment. Smaller companies are especially sensitive to these factors.

Preferred Stock. (All Funds except US Bond Index) The Portfolios may invest in preferred stock. Preferred stock has a preference (i.e., ranks higher) in liquidation (and generally dividends) over common stock but is subordinated (i.e., ranks lower) in liquidation to fixed income securities. Dividends on preferred stock may be cumulative, and in such cases, all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights moves inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (e.g., common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.

All preferred stocks are also subject to the same types of credit risks as corporate bonds. In addition, because preferred stock is subordinate to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Ratings Group ('S&P') and Moody's Investors Service, Inc. ('Moody's') although there is no minimum rating which a preferred stock must have to be an eligible investment for the Portfolios. Generally, however, the preferred stocks in which the Portfolios invest will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

Warrants. (All equity Funds -- except Equity 500 Index -- may invest up to 5% of its total assets in warrants listed on the New York Stock Exchange or American Stock Exchange (2 % of its total assets in warrants not listed on the New York Stock Exchange or American Stock Exchange). Warrants are securities that give the holder the right but not the obligation to buy a specified number of shares of common stock at a specified price, which is often higher than the market price at the time of issuance, for a specified period (or in perpetuity). Warrants may be issued in units with other securities or separately, and may be freely transferable and traded on exchanges. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus is a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant.

While the market value of a warrant tends to be more volatile than that of the securities underlying the warrant, changes in the market value of a warrant may not necessarily correlate with that of the underlying security. A warrant ceases to have value if it is not exercised prior to the expiration date, if any, to which the warrant is subject. The purchase of warrants involves a risk that the Portfolios could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Also, warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company.

Convertible Securities. The Portfolios may invest in convertible securities. A convertible security is a bond or preferred stock, which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are generally subordinate to non-convertible debt securities. While providing a fixed income stream, generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security, a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

In general, the market value of a convertible security is the greater of its investment value (its value as a fixed income security) or its conversion values (the value of the underlying shares of common stock if the security is converted). Because a convertible security is a fixed income security, its market value generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security also generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

              Fixed Income Securities and Money Market Instruments

General. (US Bond Index only - but only for domestic fixed income securities) The Portfolio may invest in a broad range of domestic fixed income (debt) securities. Fixed income securities, including (but not limited to) bonds, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.

The value of fixed income securities in the Portfolio generally varies inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

In periods of declining interest rates, the yield (the income generated over a stated period of time) of the Portfolio that invests in fixed income securities may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Portfolio may tend to be lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of the Fund investing in fixed income securities can generally be expected to change as general levels of interest rates fluctuate.

Fixed Income Security Risk. (US Bond Index only) Fixed income securities generally expose the Portfolio to five types of risk: (1) interest rate risk (the potential for fluctuations in bond prices due to changing interest rates);
(2) income risk (the potential for a decline in the Portfolio's income due to falling market interest rates); (3) credit risk (the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Portfolio); (4) prepayment risk or call risk (the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid, or 'called' prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates); and (5) extension risk (the likelihood that as interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, which will have the effect of locking in a below-market interest rate, increasing the security's duration and reducing the value of the security).

Short-Term Instruments. When the Portfolios experience large cash inflows, for example, through the sale of securities or of its shares and attractive investments are unavailable in sufficient quantities, the Portfolios may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such investments.

Short-term instruments consist of foreign and domestic: (1) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (2) other investment grade short-term debt securities; (3) investment grade commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (5) repurchase agreements. At the time the Portfolios invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt, commercial paper or bank obligations rated investment grade; or , if no such ratings are available, the instrument must be deemed to be of comparable quality in the opinion of the Advisor. These instruments may be denominated in US dollars or in foreign currencies.

At the time the Portfolios invest in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Advisor. These instruments may be denominated in US dollars or in foreign currencies.

Obligations of Banks and Other Financial Institutions. The Portfolios may invest in US dollar-denominated fixed rate or variable rate obligations of US or foreign financial institutions, including banks. Obligations of domestic and foreign financial institutions in which the Portfolios may invest include (but are not limited to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other US dollar-denominated instruments issued or supported by the credit of US or foreign financial institutions, including banks.

For purposes of a Portfolio's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of US banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. The Portfolios may invest in obligations of foreign banks or foreign branches of US banks, which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of US domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of US banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of US banks.

Certificates of Deposit and Bankers' Acceptances. The Portfolios may invest in certificates of deposit and bankers' acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then 'accepted' by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. The Portfolios may invest in fixed rate or variable rate commercial paper, issued by US or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by US or foreign corporations in order to finance their current operations. Any commercial paper issued by a foreign entity corporation and purchased by the Portfolios must be US dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

Commercial paper when purchased by the Portfolios must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of US and foreign banks.

Variable Rate Securities. The Portfolios may also invest in variable rate master demand notes. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this SAI.

US Government Securities. The Portfolios may invest in obligations issued or guaranteed by the US government such as direct obligations of the US Treasury. Included among direct obligations of the US are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance.

US Bond Index only. Included among the obligations issued by agencies and instrumentalities of the US are: instruments that are supported by the full faith and credit of the US (such as certificates issued by the Government National Mortgage Association ('GNMA' or 'Ginnie Mae')); instruments that are supported by the right of the issuer to borrow from the US Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ('FNMA' or 'Fannie Mae') and Federal Home Loan Mortgage Corporation ('FHLMC' or 'Freddie Mac')).

Other US government securities the Portfolio may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the US, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the US government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolios will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

Zero Coupon Securities and Deferred Interest Bonds. (US Bond Index only) The Portfolio may invest in zero coupon securities and deferred interest bonds. Zero coupon and deferred interest bonds are debt obligations that are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities are redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security, and the accrual constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.

While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash.

The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations. See 'Taxes.'

                   Mortgage-Backed and Asset-Backed Securities

General Characteristics. (US Bond Index only) The Portfolio may invest in mortgage-backed securities. A mortgage-backed security consists of a pool of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties.

The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed-income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. As a result, if the Portfolio purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will decrease both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if the Portfolio purchase mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease yield to maturity and market values. To the extent that the invests in mortgage-backed securities, the Advisor may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

Government Guaranteed Mortgage-Backed Securities. (US Bond Index only) The Portfolio's investments in mortgage-backed securities may include securities issued or guaranteed by the US government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as Ginnie Mae, Fannie Mae and Freddie Mac. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ('REMIC Certificates'), collateralized mortgage obligations and stripped mortgage-backed securities. The Portfolio is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

Ginnie Mae Certificates. (US Bond Index only) Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the 'Housing Act'), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ('FHA Loans'), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ('VA Loans'), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the US government is pledged to the payment of all amounts that may be required to be paid under any Ginnie Mae guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the US Treasury with no limitations as to amount.

The Ginnie Mae Certificates in which the Portfolio may invest will represent a pro rata interest in one or more pools of the following types of mortgage loans:
(1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ('buy down' mortgage loans); (8) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

Fannie Mae Certificates. (US Bond Index only) Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the US government. Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage
                                                             ----
loans that are not insured or guaranteed by any governmental agency) of the following types: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans;
(4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and
(6) fixed-rate and adjustable mortgage loans secured by multifamily projects.

Freddie Mac Certificates. (US Bond Index only) Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the 'FHLMC Act'). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the US government. Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a 'Freddie Mac Certificate group') purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participating interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Stripped Mortgage-Backed Securities. (US Bond Index only) The Portfolio may purchase stripped mortgage-backed securities ('SMBS'), which are derivative multi-class mortgage securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from the mortgaged assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. See 'Illiquid Securities.'

In accordance with a requirement imposed by the staff of the Commission, the Advisor will consider privately-issued fixed rate IOs and POs to be illiquid securities for purposes of the Portfolio's limitation on investments in illiquid securities. Unless the Advisor determines that a particular government-issued fixed rate IO or PO is liquid, it will also consider these IOs and POs to be illiquid.

Adjustable Rate Mortgages-Interest Rate Indices. (US Bond Index only) Adjustable rate mortgages in which the Portfolio invests may be adjusted on the basis of one of several indices. The One Year Treasury Index is the figure derived from the average weekly quoted yield on US Treasury Securities adjusted to a constant maturity of one year. The Cost of Funds Index reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the 'FHLB Eleventh District') that are member institutions of the Federal Home Loan Bank of San Francisco (the 'FHLB of San Francisco'), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

A number of factors affect the performance of the Cost of Funds Index and may cause the Cost of Funds Index to move in a manner different from indices based upon specific interest rates, such as the One Year Treasury Index. Because of the various origination dates and maturities of the liabilities of members of the FHLB Eleventh District upon which the Cost of Funds Index is based, among other things, at any time the Cost of Funds Index may not reflect the average prevailing market interest rates on new liabilities of similar maturities. There can be no assurance that the Cost of Funds Index will necessarily move in the same direction or at the same rate as prevailing interest rates, since as longer term deposits or borrowings mature and are renewed at market interest rates, the Cost of Funds Index will rise or fall depending upon the differential between the prior and the new rates on such deposits and borrowings. In addition, dislocations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds Index as compared to other indices based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the Cost of Funds Index. To the extent that the Cost of Funds Index may reflect interest changes on a more delayed basis than other indices, in a period of rising interest rates, any increase may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates, the Cost of Funds Index may remain higher than other market interest rates which may result in a higher level of principal prepayments on mortgage loans which adjust in accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

LIBOR, the London interbank offered rate, is the interest rate that the most creditworthy international banks dealing in US dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one, three, six or twelve month intervals.

Asset-Backed Securities. (US Bond Index only) The Portfolio may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, pools of consumer loans (unrelated to mortgage loans), trade receivables or other types of loans held in a trust. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination typically supports payments of principal and interest. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate-holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the certificate-holder generally has no recourse against the entity that originated the loans.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as (but not limited to) motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and trade receivables. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The market for privately issued asset-backed securities is smaller and less liquid than the market for US government mortgage-backed securities. The asset-backed securities in which the Portfolio may invest are limited to those which are readily marketable dollar-denominated and rated investment grade by S&P or Moody's.

The yield characteristics of the asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Mortgage-Backed Securities and Asset-Backed Securities--Types of Credit Support. (US Bond Index only) Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties; through various means of structuring the transaction; or through a combination of such approaches. The Portfolios will not usually pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include 'senior-subordinated securities' (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of 'reserve funds' (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and 'over-collateralization' (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or losses in excess of that which is anticipated could adversely affect the return on an investment in such a security.

                          Securities of Non-US Issuers

Investments in American, European, Global and International Depository Receipts. (All index funds except US Bond Index) The Portfolios may invest in non-US securities in the form of American Depositary Receipts ('ADRs'), European Depositary Receipts ('EDRs'), Global Depositary Receipts ('GDRs') and International Depository Receipts ('IDRs') or other similar securities representing ownership of securities of non-US issuers held in trust by a bank or similar financial institution. ADRs are receipts typically issued by a US bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and IDRs are receipts issued in Europe typically by non-US banking and trust companies that evidence ownership of either foreign or US securities. GDRs are receipts issued by either a US or non-US banking institution evidencing ownership of the underlying non-US securities. Generally, ADRs, in registered form, are designed for use in US securities markets and EDRs, GDRs and IDRs, in bearer form, are designed for use in European and international securities markets. An ADR, EDR, GDR or IDR may be denominated in a currency different from the currency in which the underlying foreign security is denominated. ADRs, EDRs, GDRs and IDRs are alternatives to the purchase of the underlying securities in their national markets and currencies, but are subject to the same risks as the non-US securities to which they relate.

General. The Portfolios may invest in various instruments that are commonly known as 'derivatives.' Generally, a derivative is a financial arrangement, the value of which is based on, or 'derived' from, a traditional security, asset or market index. Some 'derivatives' such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile and/or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. For example, the Portfolios may use futures and options as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities, for speculative purposes, and for traditional hedging purposes to attempt to protect the Portfolios from exposure to changing interest rates, securities prices or currency exchange rates and for cash management or other investment purposes

                              Derivative Securities

There is a range of risks associated with those uses. The use of derivatives may result in leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Portfolios will limit the leverage created by its use of derivatives for investment purposes by 'covering' such positions as required by The Securities and Exchange ('Commission'). The Advisor may use derivatives in circumstances where the Advisor believes they offer an economical means of gaining exposure to a particular asset class. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves could not be purchased for the Portfolios. The use of derivatives for non-hedging purposes may be considered speculative.

The Portfolio's investment in options, futures or forward contracts, swaps and similar strategies (collectively, 'derivatives') depends on the Advisor's judgment as to the potential risks and rewards of different types of strategies. Derivatives can be volatile investments and may not perform as expected. If the Advisor applies a hedge at an inappropriate time or judges price trends incorrectly, derivative strategies may lower the Portfolio's return. The Portfolios could also experience losses if the prices of its derivative positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to the Portfolios in the event of default by the other party to the contract.

                         Derivative Securities: Options

Options on Securities. Each Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ('covered options') in an attempt to increase income. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

Each Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ('covered options') in an attempt to increase income through the premiums it receives for writing the option(s). However, in return for the premium, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

A call option written by the Fund is 'covered' if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is segregated by the Fund in cash or liquid securities.

When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the 'exercise price') by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ('net premium'), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Fund may continue to hold a security that might otherwise have been sold to protect against depreciation in the market price of the security.

A put option written by the Fund is 'covered' when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken. When the Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. Each Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

Each Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a 'closing purchase transaction.' Each Portfolio will realize a profit or loss on a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund, may enter into a 'closing sale transaction' that involves liquidating the Fund's position by selling the option previously purchased. Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received.

Each Portfolio may also purchase call and put options on any securities in which it may invest. Each Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. Each Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

Each Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ('protective puts') or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held by the Fund at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities that the Fund does not own. Each Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Each Portfolio may enter into closing transactions in order to offset an open option position prior to exercise or expiration by selling an option it has purchased or by entering into an offsetting option. If the Fund cannot effect closing transactions, it may have to retain a security in its portfolio it would otherwise sell or deliver a security it would otherwise retain. Each Portfolio may purchase and sell options traded on recognized foreign exchanges. Each Portfolio may also purchase and sell options traded on US exchanges and, to the extent permitted by law, options traded over-the-counter.

Each Portfolio may also engage in options transactions in the over-the-counter ('OTC') market with broker-dealers who make markets in these options. Each Portfolio will engage in OTC options only with broker-dealers deemed by the Advisor to be creditworthy. The ability to terminate OTC option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from a counter party approved for these purposes by the Advisor. The Advisor will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions.

The Portfolio intends to treat OTC options as not readily marketable and therefore subject to the Portfolio's 15% limit on investments in illiquid securities. See 'Illiquid Securities' under 'Other Investments and Investment Practices'.

Options on Securities Indices. Each Portfolio may also purchase and write exchange-listed and OTC put and call options on securities indices. The Portfolio intends to treat OTC options as not readily marketable and therefore subject to the Portfolio's 15% limit on investments in illiquid securities. See Illiquid Securities under 'Other Investments and Investment Practices'. Securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.

EAFE Equity Index Portfolio may, to the extent allowed by federal and state securities laws, enter into options on securities indices instead of investing directly in individual foreign securities.

Options on securities indices are similar to options on securities except that
(1) the expiration cycles of securities index options are monthly, while those of US exchange traded securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash 'exercise settlement amount' equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed 'index multiplier.' Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be terminated by entering into offsetting closing transactions as described above for securities options.

Each Portfolio will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading such options is no greater than the risk of trading options on securities.

As discussed in 'Options on Securities,' the Fund would normally purchase a call option in anticipation of an increase in the market value of the relevant index. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to receive upon exercise a cash payment based on the level of the index on the exercise date. Each Portfolio would ordinarily have a gain if the value of the index increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the index remained at or below the exercise price during the option period.

As discussed in 'Options on Securities,' the Fund would normally purchase 'protective puts' in anticipation of a decline in the market value of the relevant index. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to receive upon exercise a cash payment based on the level of the index on the exercise date. The purchase of protective puts is generally designed to offset or hedge against a decline in the market value of the index. Each Portfolio would ordinarily recognize a gain if the value of the index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the index.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the securities market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. Accordingly, successful use by the Fund of options on securities indices will be subject to the Advisor's ability to predict correctly movements in the direction of the securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Fund generally will only purchase or write such an option if the Advisor believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. Each Portfolio will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Each Portfolio's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

    Derivative Securities: Futures Contracts and Options on Futures Contracts

General. Each Portfolio may enter into futures contracts on securities, securities indices, foreign currencies and interest rates, and purchase and write (sell) options thereon which are traded on exchanges designated by the Commodity Futures Trading Commission (the 'CFTC') or, if consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of, among other things, a commodity, a non-US currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

Each Portfolio will engage in futures and related options transactions only for bona fide hedging or other non-hedging purposes as permitted by CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. Each Portfolio may, for example, enter into futures contracts and options on futures contracts on securities, securities indices and currencies to manage its exposure to changing interest rates, security prices and currency exchange rates or as an efficient means of managing allocations between asset classes. All futures contracts entered into by the Fund are traded on US exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges approved by the CFTC. Each Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities or instruments held by the Fund or securities or instruments that they expect to purchase. Aggregate initial margin and premiums required to establish positions other than those considered by the CFTC to be 'bona fide hedging' will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

Each Portfolio's futures transactions may be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are denominated) that the Fund intends to purchase. As evidence of this hedging intent, the Fund expects that, on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

The successful use of futures contracts and options thereon draws upon the Advisor's skill and experience with respect to such instruments and are subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or currency in the Fund. Successful use of futures or options contracts is further dependent on the Advisor's ability to predict correctly movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct.

The Board of Trustees of the Fund has adopted the requirement that futures contracts and options on futures contracts be used as a hedge and may also use stock index futures on a continual basis, to equitize cash so that the Fund may maintain 100% equity exposure.

Futures Contracts. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity or index at a fixed time and place in the future. US futures contracts have been designed by exchanges which have been designated 'contract markets' by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Each Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income or equity securities, foreign currencies, or financial indices including any index of US or foreign securities, US government securities, foreign government securities or corporate debt securities or municipal securities. Futures contracts on foreign currencies may be used for speculative purposes or to hedge the value of securities that are denominated in foreign currencies.

At the same time a futures contract is entered into, the Fund must allocate cash or liquid securities as a good faith deposit to maintain the position ('initial margin'). Daily thereafter, the futures contract is valued and the payment of 'variation margin' may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

Although futures contracts (other than those that settle in cash, such as index futures) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in an identical futures contract on the commodities exchange on which the futures contract was entered into (or a linked exchange) calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it engages in these transactions.

One purpose of the acquisition or sale of a futures contract, in cases where the Fund holds or intends to acquire fixed-income or equity securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates or in securities prices without actually buying or selling fixed-income or equity securities or foreign currencies. For example, if interest rates were expected to increase (which thus would cause the prices of debt securities to decline), the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Each Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline (thus increasing the value of debt securities), futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. The segregated assets maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash or liquid securities in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price, general interest rate or currency exchange rate trends by the Advisor may still not result in a successful transaction.

In addition, futures contracts entail significant risks. Although the Advisor believes that use of such contracts will benefit the Fund, if the Advisor's investment judgment about the general direction of securities prices, currency rates, interest rates or an index is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates or a decrease in an index which would adversely affect the value of securities held in its portfolio and interest rates decrease or securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. Each Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Futures Contracts on Securities Indices. The Portfolios may also enter into futures contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of US or non-US securities. Index futures may be used for speculative purposes, as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future changes in general market prices which otherwise might either adversely affected the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio or as an efficient means of managing allocation between asset classes. An index futures contract may also be entered into to close out or offset an existing futures position.

When used for hedging purposes, each transaction in futures contracts on a securities index involves the establishment of a position which, the Advisor believes, will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions take for the Portfolio will rise in value of the portion Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

Options on Futures Contracts (Including Futures Contracts on Securities Indices). The Board of Trustees of the Equity 500 Index Fund has adopted the requirement that index futures contracts and options on index futures contracts be used only for cash management purposes. The other Portfolios may purchase and write (sell) options on futures contracts for hedging purposes. For example, as with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on an interest rate sensitive futures contract to hedge against a potential price increase on debt securities due to declining interest rates.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an index or individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the underlying portfolio securities which are the same as or correlate with the security or foreign currency futures contract that is deliverable upon exercise of the option on that futures contract. If the futures price at expiration of the option is below the exercise price specified in the option, the Fund will retain the full amount of the net premium (the premium received for writing the option less any commission), which provides a partial hedge against any decline that may have occurred in the Fund's holdings.

The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities or foreign currency that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option net premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase.

If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a call or put option on a futures contract with respect to an index is similar in some respects to the purchase of a call or protective put option on an index. For example, the Fund may purchase a put option on an index futures contract to hedge against the risk of declining securities values.

The amount of risk the Fund assumes when it purchases an option on an index futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

                     Derivative Securities: Swap Agreements

General. (All index funds except the Equity 500 Index) The Portfolios may enter into swaps relating to indices, currencies, interest rates, equity and debt interests to the extent that obligations under such agreements represent not more than 10% of the Portfolio's total assets. A swap transaction is an agreement between the Fund and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Index swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

The Portfolios may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Portfolios may also use such transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances, for example, where the subject security is illiquid, is unavailable for direct investment or is available only on less attractive terms. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. See 'Illiquid Securities.'

The Portfolios will usually enter into swaps on a net basis (i.e. the two
                                                             ----
payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make or receive. If the counter party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, the Advisor believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. Where swaps are entered into for other than hedging purposes, the Fund will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

Whether the use of swap agreements will be successful in furthering the Fund's investment objective will depend on the Advisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. The Portfolios will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, the Fund will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (the 'CEA') and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by eligible participants, which includes the following, provided the participant's total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have asset exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a 'safe harbor' for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (1) have individually tailored terms; (2) lack exchange style offset and the use of a clearing organization or margin system; (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public. Restrictions adopted by the CFTC may in the future restrict the Portfolio's ability to enter into swap transactions.

The Portfolios will not enter into any swap, cap or floor transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Advisor. If there is default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the interbank market. See 'Illiquid Securities.'

Options on Non-US Securities Indices. The Fund may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Fund will write call options only if they are 'covered.' The Fund may also purchase and write OTC options on foreign securities indices.

The Fund may, to the extent allowed by federal and state securities laws, invest in options on non-US securities indices instead of investing directly in individual non-US securities. The Fund may also use foreign securities index options for bona fide hedging and non-hedging purposes.

Yield Curve Options. The Fund may enter into options on the yield spread or yield differential between two securities. These options are referred to as yield curve options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Spreadlocks. The Portfolios may enter into spreadlocks. A spreadlock is a form of swap contract that involves an exchange of a one time cash payment based on specific financial index, between the Portfolio and another party. A spreadlock allows an interest rate swap user to lock in the forward differential between the interest rate swap rate and the yield of the government bond underlying the swap. Essentially, a spreadlock allows the investor to buy or sell the spread forward by entering into a forward contract on the swap spread (i.e., the spread between the government yield and the swap rate (or yield)) for a given maturity. The price of a spreadlock is determined by the yield spread between a forward starting fixed/floating swap and a forward transaction in a government bond. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation until the agreement matures, at which time the cash payment, based on the value of the swap on the maturity date, is exchanged between the two parties.

                    Derivative Securities: Hedging Strategies

Hedging Strategies. Each Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These 'hedging' strategies involve derivative contracts, including (but not limited to) futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of securities.

Each Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Advisor is incorrect in its judgment on market values, interest rates, currency rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

..    the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;
..    the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;
..    possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain 'cover' or to segregate securities; and
..    the possibility that the Portfolio will be unable to close out or liquidate its hedged position.

A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time; however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of derivative transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. With respect to futures contracts, since the value of portfolio securities will generally far exceed the value of the futures contracts sold by the Portfolio, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Portfolio's assets.

In hedging transactions based on an index, whether the Portfolio will realize a gain or loss depends upon movements in the level of securities prices in the securities market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Portfolio's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Portfolio's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such 'over hedging' or 'under hedging' may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that would distort the normal relationship between the securities index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in a securities index and movements in the price of securities index futures, a correct forecast of general market trends by the Advisor still may not result in a successful hedging transaction.

To the extent that the Portfolio engages in the strategies described above, the Portfolio may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits and the Portfolio may be unable to close out a position without incurring substantial losses, if at all. Each Portfolio is also subject to the risk of default by a counterpart to an off-exchange transaction. See 'Illiquid Securities.'

                               Currency Management

General. In connection with the Portfolio's investments denominated in foreign currencies, the Advisor may choose to utilize a variety of currency management (hedging) strategies. The Advisor seeks to take advantage of different yield, risk and return characteristics that different currency; currency denominations and countries can provide to US investors. In doing so, the Advisor will consider such factors as the outlook for currency relationships; current and anticipated interest rates; levels of inflation within various countries; prospects for relative economic growth; and government policies influencing currency exchange rates and business conditions. Although the Advisor may attempt to manage currency exchange rate risks, there is no assurance that the Advisor will do so, or do so at an appropriate time or that the Advisor will be able to predict exchange rates accurately.

Currency Exchange Transactions. Because the Portfolio may buy and sell securities denominated in currencies other than the US dollar and receives interest, dividends and sale proceeds in currencies other than the US dollar, the Portfolio from time to time may enter into currency exchange transactions to convert to and from different currencies and to convert foreign currencies to and from the US dollar. Each Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange
        ----
market or uses forward currency exchange contracts (discussed below) to purchase or sell currencies. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks and brokerages) and their customers. A forward currency exchange contract may not have a deposit requirement and may be traded at a net price without commission. Each Portfolio maintains a segregated account of cash or liquid securities in an amount at least equal to its obligations under each forward currency exchange contract.

Each Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or changes in currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Advisor's long-term investment decisions, the Portfolio will not routinely enter into currency hedging transactions with respect to security transactions; however, the Advisor believes that it is important to have the flexibility to enter into currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the US dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency forward contracts may not eliminate fluctuations in the underlying US dollar equivalent value of the prices of or rates of return on the Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject the Portfolio to certain risks.

The matching of the increase in value of a forward contract and the decline in the US dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Portfolio may not always be able to enter into currency forward contracts at attractive prices, and this will limit the Portfolio's ability to use such contracts to hedge or cross-hedge its assets. Also, with regard to the Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the US dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

Each Portfolio will segregate cash or liquid securities in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward currency contracts requiring the Portfolio to purchase foreign currencies or forward contracts entered into for non-hedging purposes. If the value of the segregated securities declines, additional cash or liquid securities will be segregated on a daily basis so that the value of the assets will equal the amount of the Portfolio's commitments with respect to such contracts. The segregated assets will be marked-to-market on a daily basis.

Each Portfolio may also utilize forward foreign currency contracts to establish a synthetic investment position designed to change the currency characteristics of a particular security without the need to sell such security. Synthetic investment positions will typically involve the purchase of US dollar-denominated securities together with a forward contract to purchase the currency to which the Portfolio seeks exposure and to sell US dollars. This may be done because the range of highly liquid short-term instruments available in the US may provide greater liquidity to the Portfolio than actual purchases of foreign currency-denominated securities in addition to providing superior returns in some cases. Depending on (a) the Portfolio's liquidity needs, (b) the relative yields of securities denominated in different currencies and (c) spot and forward currency rates, a significant portion of the Portfolio's assets may be invested in synthetic investment positions, subject to compliance with the tax requirements for qualification as a regulated investment company.

There is a risk in adopting a synthetic investment position. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of the US dollar-denominated security is not exactly matched with the Portfolio's obligation under a forward currency contract on the date of maturity, the Portfolio may be exposed to some risk of loss from fluctuations in the value of the US dollar. Although the Advisor will attempt to hold such mismatching to a minimum, there can be no assurance that the Advisor will be able to do so.

Options on Foreign Currencies. (EAFE(R) Equity Index only) The Portfolio may write covered put and call options and purchase put call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may also use currency options to achieve a desired currency weighting in a cost-effective manner. The Portfolio may use options on currencies to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition the Portfolio may purchase call options on currency when the Advisor anticipates that the currency will appreciate in value.

The Portfolio may also write options on foreign currencies for the same types of hedging or currency management purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

The Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is 'covered' if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration identified on the Portfolio's books) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is segregated by the Portfolio in cash or liquid securities.

The Portfolio also may write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the US dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by segregating cash or liquid securities in an amount not less than the value of the underlying foreign currency in US dollars marked to market daily.

There is no assurance that a liquid secondary market will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

Certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. In some circumstances, the Portfolio's ability to terminate OTC options may be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC options transactions will not fulfill their obligations. See 'Illiquid Securities.'

                     Additional Limitations and Risk Factors

In addition to the risks discussed above, the Portfolio's investments may be subject to the following limitations and risk factors:

Additional Risks Related to Transactions in Options, Futures Contracts, Options on Futures Contracts, Swaps and Forward Foreign Currency Exchange Contracts. The Portfolio's active management techniques involve (1) liquidity risk (contractual positions cannot be easily closed out in the event of market changes or generally in the absence of a liquid secondary market), (2) correlation risk (changes in the value of hedging positions may not match the securities market and foreign currency fluctuations intended to be hedged), and (3) market risk (an incorrect prediction of securities prices or exchange rates by the Advisor may cause the Portfolio to perform worse than if such positions had not been taken). In addition, the ability to terminate OTC derivatives is more limited than with exchange traded derivatives and may involve the risk that the counterpart to the option will not fulfill its obligations.

Asset Coverage. Each Portfolio will comply with the segregation or coverage guidelines established by the SEC and other applicable regulatory bodies with respect to certain transactions, including (but not limited to) options written on securities and indexes; currency, interest rate and security index futures contracts and options on these futures contracts; forward currency contracts; and swaps, caps, floors and collars. These guidelines may, in certain instances, require segregation by the Portfolio of cash or liquid securities to the extent the Portfolio's obligations with respect to these strategies are not otherwise covered through ownership of the underlying security or financial instrument, by other portfolio positions or by other means consistent with applicable regulatory policies. Unless the transaction is covered, the segregated assets must at all times equal or exceed the Portfolio's obligations with respect to these strategies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

The Board of Trustees of each Portfolio has adopted the requirement that futures contracts and options on futures contracts be used as a hedge and may also use stock index futures on continual basis. In compliance with current CFTC regulations, a Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio (other than those entered into for bona fide hedging purposes) would exceed 5% of the Portfolio's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

For example, a call option written on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. Each Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If the Portfolio holds a futures contract, the Portfolio could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held. Each Portfolio may enter into fully or partially offsetting transactions so that its net position coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

The use of derivatives is a highly specialized activity that involves investment techniques and risks that are different from those associated with ordinary portfolio transactions. Gains and losses on these derivatives depend on the Advisor's ability to predict the direction of stock prices, interest rates, currency movements and other economic factors. The loss that may be incurred by the Portfolio in entering into futures contracts, written options, forward currency contracts and certain swaps is potentially unlimited. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain facilities of an options clearing entity or other entity performing the regulatory and liquidity functions of an options clearing entity inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. Most futures exchanges limit the amount of fluctuation permitted in a futures contract's prices during a single trading day. Once the limit has been reached no further trades may be made that day at a price beyond the limit. The price limit will not limit potential losses, and may in fact prevent the prompt liquidation of futures positions, ultimately resulting in further losses. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to the Portfolio in the event of default by the other party to the contract.

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

Except as set forth above under 'Derivative Securities: Futures Contracts and Options on Futures Contracts', there is no limit on the percentage of the assets of the Portfolio that may be at risk with respect to futures contracts and related options or forward currency contracts. Each Portfolio's transactions in options, forward currency contracts, futures contracts, options on futures contracts and swaps may be limited by the requirements for qualification of the Portfolio as a regulated investment company for tax purposes. See 'Taxes.' There can be no assurance that the use of these portfolio strategies will be successful.

Special Considerations Concerning the Pacific Basin. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (1) authoritarian governments or military involvement in political and economic decision-making; (2) popular unrest associated with demands for improved political, economic and social conditions; (3) internal insurgencies;
(4) hostile relations with neighboring countries; and (5) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment, by the Portfolio. Similarly, volume and liquidity in the bond markets in Asia are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. Each Portfolio's inability to dispose fully and promptly of positions in declining markets will cause the Portfolio's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities. Also, many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. See 'Illiquid Securities.'

The EAFE Equity Index Portfolio invests in securities denominated in currencies of Asian countries. Accordingly, changes in the value of these currencies against the US dollar will result in corresponding changes in the US dollar value of the Portfolio's assets denominated in those currencies.

Furthermore, the Portfolio may invest in securities denominated in currencies of Asian countries. Accordingly, changes in the value of these currencies against the US dollar will result in corresponding changes in the US dollar value of the Portfolio's assets denominated in those currencies.

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences might result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Deutsche Asset Management Service Center at 1-800-730-1313.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution 'in kind' of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

Each Portfolio may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment advisor to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

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

Each Portfolio's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.

Rating Services. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of Portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix A to this SAI.

                   Other Investments and Investment Practices

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the '1933 Act'), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule 144A securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-US securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Rule 144A under the 1933 Act allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a 'safe harbor' from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-US issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Advisor determines that the Rule 144A securities are liquid. In reaching liquidity decisions, the Advisor may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolio. The Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A securities, although the Board will retain ultimate responsibility for any liquidity determinations.

When-Issued and Delayed Delivery Securities. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a 'when, as and if issued' basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to the Portfolio until settlement takes place.

At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered being advantageous.

Lending of Portfolio Securities. Each Portfolio has the authority to lend up to 30% of the total value of its portfolio securities (taken at market value) to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Portfolio's Board of Trustees. A Portfolio will not lend securities to the Advisor, the Distributor or their affiliates, except as may be permitted by the 1940 Act or an order from the SEC. The Board of Trustees will make a determination that the fee paid to the placing broker is reasonable. Cash must collateralize these loans or liquid securities at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when irrevocable letters of credit and US government obligations are used as collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a 'finder'.

Each Portfolio will adhere to the following conditions whenever its securities are loaned: (1) the Portfolio must receive at least 100% collateral consisting of cash or equivalent securities of the type discussed above at least equal to the market value of the securities loaned plus accrued interest from the borrower; (2) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (3) the Portfolio must be able to terminate the loan at any time;
(4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Portfolio must retain the right to terminate the loan and recall and vote the securities.

During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market Portfolio managed by the Advisor (or one of its affiliates) and the Advisor (or one of its affiliates) may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Other Investment Companies. The Portfolios may invest in the aggregate no more than 10% of its total assets, calculated at the time of purchase, in the securities of other US-registered investment companies. In addition, the Portfolios may not invest more than 5% of its total assets in the securities of any one such investment company or acquire more than 3% of the voting securities of any other such investment company.

The Portfolios will indirectly bear a proportionate share of any management or other fees paid by investment companies in which it invests, in addition to its own fees.

Reverse Repurchase Agreements. Each Portfolio may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under 'Repurchase Agreements' and to repurchase them at a mutually agreed date and price (a 'reverse repurchase agreement'). Each Portfolio may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time the Portfolio enters into a reverse repurchase agreement it will segregate cash or liquid securities having a value equal to the repurchase price, including accrued interest. The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). Each Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by the Portfolio.

                             Investment Restrictions

Fundamental Policies. The following investment restrictions are 'fundamental policies' of each Fund and each Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a 'majority of the outstanding voting securities' of the Fund or the Portfolio, as the case may be. 'Majority of the outstanding voting securities' under the 1940 Act, and as used in this SAI and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by that Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

As a matter of fundamental policy, no Portfolio (or Fund) may (except that no investment restriction of a Fund shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

(1) borrow money or mortgage or hypothecate assets of the Portfolio (Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption 'Additional Restrictions' below (as an operating policy, the Portfolios may not engage in dollar roll transactions);

(2) underwrite securities issued by other persons except insofar as the Portfolios (Trust or the Funds) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

(3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

(4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

(5) concentrate its investments in any particular industry (excluding US Government securities), but if it is deemed appropriate for the achievement of a Portfolio's (Fund's) investment objective(s), up to 25% of its total assets may be invested in any one industry; and

(6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

(7) with respect to 75% of the Fund's (Portfolio's) total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, US government securities and the securities of other investment companies) or own more than 10% of the voting securities of any issuer.

Additional Restrictions. In order to comply with certain statutes and policies each Portfolio (or the Trust, on behalf of each Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

(i) borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Portfolio
     (Fund), and the value of securities of any one issuer in which the Portfolio (Fund) is short exceeds the lesser of 2.0% of the value of the Portfolio's (Fund's) net assets or 2.0% of the securities of any class of any US issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities of the Portfolio (Fund) contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (the Portfolios (Funds) have no current intention to engage in short selling);

(v)  invest for the purpose of exercising control or management;

(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund), unless permitted to exceed these imitations by an exemptive order of the SEC; provided further that, except in the case of a merger or consolidation, the Portfolio (Fund) shall not purchase any securities of any open-end investment company unless the Portfolio (Fund)
     (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each Portfolio will not invest in another open-end registered investment company);

(vii) invest more than 15% of the Portfolio's (Fund's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Portfolio's (Fund's) Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's (Fund's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

(viii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the Investment Practices of the Portfolio (Fund) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-US entities or listed on non-US securities or commodities exchanges;
     (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio
     (Fund) until the call has been exercised, has lapsed, or the Portfolio

     (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) establishes a segregated account with its custodian consisting of cash or short-term US government securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

(ix) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-US entities or listed on non-US securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's (Fund's) total assets.

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

                Portfolio Transactions and Brokerage Commissions

The Advisor is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Deutsche Bank Trust Company Americas or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Portfolio are frequently placed by the Advisor with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Advisor seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for a Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Advisor reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Advisor is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term 'research, market or statistical information' includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers and such other policies as the Trustees of the Portfolio may determine, the Advisor may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions. The Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. The Advisor may use this research information in managing each Portfolio's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to a Portfolio and to the Advisor, it is the opinion of the management of the Portfolios that such information is only supplementary to the Advisor's own research effort, since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Portfolios, and not all such information is used by the Advisor in connection with the Portfolios. Conversely, such information provided to the Advisor by brokers and dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Portfolios.

In certain instances there may be securities that are suitable for a Portfolio as well as for one or more of the Advisor's other clients. Investment decisions for a Portfolio and for the Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned. However, it is believed that the ability of a Portfolio to participate in volume transactions will produce better executions for the Portfolio.

For the fiscal years ended December 31, 2001, 2000 and 1999, Equity 500 Index Portfolio paid brokerage commissions in the amount of $536,156, $810,824 and $678,820, respectively. For the year ended December 31, 2001, the Portfolio paid $0 in brokerage commissions to, an affiliate of the Fund and Portfolio. For the years ended December 31, 2000 and 1999, the Equity 500 Index Portfolio did not pay brokerage commissions to an affiliate.

For the fiscal years ended December 31, 2001, 2000 and 1999 , the EAFE(R) Equity Index Portfolio, paid brokerage commissions in the amount of $139,935, $216,227 and $45,361, respectively. For the year ended December 31, 2001, the Portfolio paid $0 in affiliate brokerage commission for the Fund and Portfolio. For the years ended December 31, 2000 and 1999, the EAFE Equity Index Portfolio did not pay brokerage commissions to an affiliate.

For the fiscal years ended December 31, 2001, 2000 and 1999, US Bond Index Portfolio did not pay any brokerage commissions. For the fiscal years ended December 31, 2001, 2000 and 1999 the US Bond Index Portfolio did not pay brokerage commissions to an affiliate.

                             PERFORMANCE INFORMATION

                                      YIELD

From time to time, a Fund may advertise its yield and its tax-equivalent yield. Yield and tax-equivalent yield are calculated separately for each class of shares of a Fund. Each type of share is subject to differing yields for the same period. The yield of shares of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated for each like period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

YIELD  =  2  [  ( a-b +  1  ) 6 -1 ]
                  ---
                  cd
Where:

a  =  dividends and interest earned by the Fund during the  period;

b  =  net expenses accrued for the period;

c  =  average daily number of shares outstanding during the period entitled to receive dividends; and

d  =  maximum offering price per share on the last day of the period.

Tax-equivalent yield is computed by dividing the portion of the yield that is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax exempt. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors. Yields are one basis upon which investors may compare a Fund with other mutual funds; however, yields of other mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The following table sets forth the yield for the US Bond Index Fund for the 30-day period ended December 31, 2001:

----------------------------------------------------------------------------------
                Premier Class Shares (with fee   Premier Class Shares (without fee
                waivers and/or reimbursements)   waivers and/or reimbursements)
----------------------------------------------------------------------------------
US Bond Index               4.57                             4.72
----------------------------------------------------------------------------------

                        Standard Performance Information

The Funds' performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Funds' investment results and/or comparisons of its investment results to the Lipper Flexible Funds Average, S&P 500 Index, Salomon Broad Investment Grade Bond Index, Salomon US Dollar T Bill Index and various unmanaged indices (or a blended rate of several of such indices) or results of other mutual funds or investment or savings vehicles. The Funds' investment results as used in such communications will be calculated on a yield or total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

Total returns are based on past results and are not an indication of future performance. Any total return quotation provided for the Funds should not be considered as representative of the performance of the Funds in the future since the NAV and public offering price of shares of a Fund will vary based not only on the type, quality and maturities of the securities held in a Fund, but also on changes in the current value of such securities and on changes in the expenses of a Fund and its Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of a Fund will vary depending upon interest rates, the current market value of the securities held by a Portfolio and changes in a Fund's expenses. In addition, during certain periods for which total return or yield quotations may be provided, the Advisor, Service Agent or Administrator may have voluntarily agreed to waive portions of its fees on a month to month basis. Such waivers will have the effect of increasing a Fund's net income (and therefore its total return or yield) during the period such waivers are in effect.

Shareholders will receive financial reports semi annually that include the Funds' financial statements, including listings of investment securities held by the Portfolios at those dates. Annual reports are audited by independent accountants.

From time to time, quotations of the Funds performance may be included in advertisements, sales literature or shareholder reports. Mutual fund performance is commonly measured as total return and/or yield. Each Fund's performance is affected by its expenses. These performance figures are calculated in the following manner:

Total Return: The Funds calculate total return separately for each class of its shares. Each type of share is subject to different fees and expenses and, consequently, may have different total returns for the same period. The Funds may advertise the following types of performance information: average annual total returns (before taxes), average annual total returns (after taxes on distributions), average annual total returns (after taxes on distributions and redemption), and aggregate total returns (before taxes).

Average Annual Total Returns (Before Taxes)
------------------------------------------
Each Fund, when advertising average annual total return before taxes for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

P (1 + T)n  =  ERV

Where:
P  =    hypothetical initial payment of $1,000;
T  =    average annual total return;
n  =    period covered by the computation, expressed in years;
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of a Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value

(variable 'ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges and the applicable deferred sales charge at the end of the measuring period.

Average Annual Total Return (After Taxes on Distributions)
---------------------------------------------------------
Each Fund, when advertising average annual total return after taxes on distributions for a class of its shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

P (1 + T)n  =  ATVD

Where:
P =     hypothetical initial payment of $1,000;
T =     average annual total return (after taxes on distributions);
n =     period covered by the computation, expressed in years.
ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of a Fund's shares), and
(4) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. Each Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending redeemable value (variable 'ATVD' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. Each Fund assumes that the redemption has no tax consequences.

Each Fund calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law.

Each Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. Each Fund has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

Average Annual Total Return (After Taxes on Distributions and Redemption)
-------------------------------------------------------------------------
Each Fund, when advertising average annual total return after taxes on distributions and redemption for a class of its shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

P (1 + T)n  =  ATVDR

Where:
P =     hypothetical initial payment of $1,000;
T =     average annual total return (after taxes on distributions and redemption);
n =     period covered by the computation, expressed in years.
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and redemption.

The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment;
(2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of a Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. Each Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees.

Each Fund calculates the taxes due on any distributions as described above under 'Average Annual Total Returns After Taxes on Distributions'.

The ending redeemable value (variable 'ATV//DR//' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges, the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit at the end of the measuring period. Each Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). Each Fund separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, a Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. A Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Each Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. Each Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Aggregate Total Returns (Before Taxes)
--------------------------------------
Each Fund, when advertising aggregate total return before taxes for a class of its shares, computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return =        [(ERV) - 1]
                                  ---
                                   P
Where:
P  =    hypothetical initial payment of $1,000;
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

The calculation for aggregate total returns before taxes is made assuming that
(1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of a Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable 'ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges and the applicable deferred sales charge at the end of the measuring period.

Other Non-Standardized Total Return Calculations
------------------------------------------------

Each Fund may also from time to time include in advertising total return figures that are not calculated according to the formulas set forth above to compare more accurately a Fund's performance with other measures of investment return. For example, a Fund may calculate its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in a class of shares of the Fund and assuming the reinvestment of each distribution at net asset value on the reinvestment date.

For this alternative computation, each Fund assumes that the full amount of an investor's investment is invested in Shares (i.e., sales charges are not deducted from an investor's investment). This differs from the computation required by the SEC where the $1,000 payment is reduced by sales charges before being invested in shares. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return computed at net asset value for the periods ended December 31, 2001 are set forth in the tables below.

As of December 31, 2001

--------------------------------------------------------------------------
                               1-Year   5-Year   10-Year   Since Inception
--------------------------------------------------------------------------
Average Annual Returns (Before Taxes)
--------------------------------------------------------------------------
Equity 500 Index Premier      (12.04)%  10.59      N/A           13.44%
Class                                                        (12/31/92)
--------------------------------------------------------------------------
US Bond Index Premier Class     8.19%     N/A      N/A            7.46%
                                                             (06/30/97)
--------------------------------------------------------------------------
EAFE(R)Equity Index Premier   (21.75)%   0.76%     N/A            1.83%
Class                                                        (01/24/96)
--------------------------------------------------------------------------
Average Annual Total Returns (After Taxes on Distributions)
--------------------------------------------------------------------------
Equity 500 Index Premier      (12.74)%   9.16      N/A           12.05%
Class                                                        (12/31/92)
--------------------------------------------------------------------------
US Bond Index Premier Class     5.64%     N/A      N/A            4.83%
                                                             (06/30/97)
--------------------------------------------------------------------------
EAFE(R)Equity Index Premier   (22.05)%  (0.36)%    N/A            4.91%
Class                                                        (01/24/96)
--------------------------------------------------------------------------
Average Annual Total Returns (After Taxes on Distributions and Redemption)
--------------------------------------------------------------------------
Equity 500 Index Premier       (7.14)%   8.40%     N/A           10.95%
Class                                                        (12/31/92)
--------------------------------------------------------------------------
US Bond Index Premier Class     4.96%    N/A       N/A            4.65%
                                                             (06/30/97)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                               1-Year   5-Year   10-Year   Since Inception
--------------------------------------------------------------------------
EAFE(R)Equity Index Premier   (13.13)%   0.13%     N/A            1.03%
Class                                                        (01/24/96)
--------------------------------------------------------------------------
Cumulative Total Returns (Before Taxes)
--------------------------------------------------------------------------
Equity 500 Index Premier      (12.17)%  64.21%     N/A          206.44%
Class                                                        (12/31/92)
--------------------------------------------------------------------------
US Bond Index Premier Class     8.19%      NA      N/A           38.25%
                                                             (06/30/97)
--------------------------------------------------------------------------
EAFE(R)Equity Index Premier   (21.75)%   3.85%     N/A           11.35%
Class                                                        (01/24/96)
--------------------------------------------------------------------------

                         Comparison of Fund Performance

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include the following:

Asian Wall Street Journal, a weekly Asian newspaper that often reviews US mutual
-------------------------
funds investing internationally.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that
--------
periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the
-------------
performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, The Kiplinger Magazine, a monthly investment advisory
--------------------------------------
publication that periodically features the performance of a variety of securities.

Consumer Digest, a monthly business/financial magazine that includes a 'Money
---------------
Watch' section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time
---------------
articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a 'Market
---------------
Watch' department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the
------
performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance
-------
of a variety of mutual funds.

Global Investor, a European publication that periodically reviews the
---------------
performance of US mutual funds investing internationally.

Investor's Daily, a daily newspaper that features financial, economic and
----------------
business news.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly
-------------------------------------------------------------------
publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds
-----
and the mutual fund industry as a whole.

Morningstar Inc., a publisher of financial information and mutual fund research.
----------------

New York Times, a nationally distributed newspaper which regularly covers
--------------
financial news.

Personal Investing News, a monthly news publication that often reports on
-----------------------
investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a
-----------------
'Mutual Funds Outlook' section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Success, a monthly magazine targeted to the world of entrepreneurs and growing
-------
business, often featuring mutual fund performance data.

US News and World Report, a national business weekly that periodically reports
------------------------
mutual fund performance data.

Value Line, a biweekly publication that reports on the largest 15,000 mutual
----------
funds.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly
-------------------
covers financial news.

Weisenberger Investment Companies Services, an annual compendium of information
------------------------------------------
about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

Working Women, a monthly publication that features a 'Financial Workshop'
-------------
section reporting on the mutual fund/financial industry.

                         Economic and Market Information

Advertising and sales literature of a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute

('ICI'). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.

           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

                             Valuation of Securities

Each Fund is open for business each day the New York Stock Exchange, Inc. ('NYSE') is open (a 'Valuation Day'). Each Fund's net asset value ('NAV') per share is calculated at the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the 'Valuation Time'). The NAV per share is computed by dividing the value of each Fund's assets (i.e., the value of its investment in the corresponding Portfolio and other assets), less all liabilities attributable to the shares, by the total number of shares outstanding. EAFE(R) Equity Index will not process orders on any day when the NYSE is closed. Orders received on such days will be priced on the next day the Fund computes its NAV. As such, investors may experience a delay in purchasing or redeeming shares of the Fund.

Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

When valuing securities for which market quotations are not readily available or for which the market quotations that are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board of Trustees. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at some other value. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ('FRR 1' (formerly Accounting Series Release No. 113)) which concludes that there is 'no automatic formula' for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

          type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that a Portfolio purchases securities which are restricted as to resale or for which current market quotations are not available, the Advisor of the Portfolio will value such securities based upon all relevant factors as outlined in FRR 1.

                               Purchase of Shares

Each Trust accepts purchase orders for shares of the Funds at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisors (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trusts' Transfer Agent (the 'Transfer Agent'), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Trusts and Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Deutsche Bank Trust Company Americas ('DBT Co.') is the Custodian and Investment Company Capital Corp., an affiliate is the Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with the Transfer Agent to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

The Trusts and DBT Co. have authorized one or more brokers to accept on the Trusts' behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trusts' behalf. The Transfer Agent will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at a Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee.

                              Redemption of Shares

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after the Transfer Agent receives an order. Customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent should transmit redemption requests. Redemption requests for shares received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

..    Your account registration has changed within the last 30 days,

..    The check is being mailed to a different address than the one on your account (record address),

..    The check is being made payable to someone other than the account owner,

..    The redemption proceeds are being transferred to a Deutsche Asset
     Management account with a different registration, or

..    You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

                           Tax-Saving Retirement Plans

Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact the Deutsche Asset Management Service Center for further information. The Transfer Agency can set up your new account in the Fund under a number of several tax-savings or tax-deferred plans. Minimums may differ from those listed elsewhere in this SAI.

                        Redemptions and Purchases in Kind

The Trusts, on behalf of each Fund, and each Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, or the

Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, the shareholder may incur transaction expenses in converting these securities into cash. The Trusts, on behalf of each Fund, and each Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund and each Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

Each Portfolio has agreed to make a redemption in kind to the corresponding Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the corresponding Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals that are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under 'Net Asset Value' as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Deutsche Bank Trust Company Americas, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. When securities are used as payment for shares or as a redemption in kind from the fund, the transaction fee will not be assessed. However, the shareholder will be charged the costs associated with receiving or delivering the securities. These costs include security movement costs and taxes and registration costs. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

Each Fund and Portfolio, each reserve the right to redeem all of their shares, if the Board of Trustees vote to liquidate the Fund and/or Portfolio.

                          Trading in Foreign Securities

With respect to the EAFE(R) Equity Index--Premier Class, trading in foreign cities may be completed at times that vary from the closing of the NYSE. In computing the net asset values, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Similarly, foreign securities quoted in foreign currencies are translated into US dollars at the foreign exchange rates.

Occasionally, events that affect values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although others may do the actual calculation.

                   MANAGEMENT OF THE TRUSTS AND THE PORTFOLIOS

Trustees and Officers

The overall business and affairs of the Trusts and the Portfolios are managed by their respective Board of Trustees. The Boards approve all significant agreements between the Trusts/Portfolios and persons or companies furnishing services to the Funds/Portfolios, including the Funds'/Portfolios' agreements with its investment advisor, distributor, custodian and transfer agent. The Boards of Trustees and the executive officers are responsible for managing the Funds'/Portfolios' affairs and for exercising the Funds'/Portfolios' powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Trustee holds office until he resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee and Officer of each Trust's and each Portfolios' Board as of the end of the most recently completed calendar year. The first section of the table lists information for each Trustee who is not an 'interested person' of the Trusts or Portfolios (as defined in the 1940 Act) (an 'Independent Trustee'). Information for each Non-Independent Trustee (the 'Interested Trustee') follows. The Interested Trustees are considered to be interested persons as defined by the 1940 Act because of their employment with either the Funds'/Portfolios' advisor and/or underwriter. The mailing address for the Trustees and Officers with respect to Trust/Portfolio operations is One South Street, Baltimore, Maryland, 21202.

                  INFORMATION CONCERNING TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------

    Name, Birth date and                                                                   Number of Funds
     Position with each                                                                      in the Fund
       Trust and the                    Business Experience and Directorships            Complex Overseen by
         Portfolio                             During the Past 5 Years                        Trustee/1/

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------
------------------------------------------------------------------------------------------------------------
Charles P. Biggar              Retired (since 1987); formerly Vice President,                     27
10/13/30                       International Business Machines (`IBM') (1975-1978) and
Trustee of BT Institutional    President, National Services and the Field Engineering
Funds since 1990 Equity 500    Divisions of IBM (1976-1987).
Index Portfolio since 1991,
BT Advisor Funds since 1999
and BT Investment
Portfolios since 1993.

-----------------------------------------------------------------------------------------------------------
S. Leland Dill                 Trustee, Phoenix Zweig Series Trust (since September               27
March 28, 1930                 1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee of BT Institutional    (since May 1998); Retired (since 1986); formerly
Funds since 1999, Equity 500   Partner, KPMG Peat Marwick (June 1956-June 1986);
Index Portfolio since 1991,    Director, Vintners International Company Inc. (June
BT Advisor Funds since 1986    1989-May 1992); Director, Coutts (USA) International
and BT Investment Portfolio    (January 1992-March 2000); Director, Coutts Trust
since 1993.                    Holdings Ltd., Director, Coutts Group (March 1991-March
                               1999); General Partner, Pemco (June 1979-June 1986).

------------------------------------------------------------------------------------------------------------
Martin J. Gruber               Nomura Professor of Finance, Leonard N. Stern School of            27
July 15, 1997                  Business, New York University (since 1964); Trustee,
Trustee of BT Institutional    CREF (since 2000); Director, S.G. Cowen Mutual Funds
Funds since 1999, Equity 500   (since 1985); Director, Japan Equity Fund, Inc. (since
Index Portfolio since 1999,    1992); Director, Thai Capital Fund, Inc. (since 2000);
BT Advisor Funds since 1992    Director, Singapore Fund, Inc. (since 2000).
and BT Investment Portfolio
since 1999.

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

    Name, Birth date and                                                                   Number of Funds
     Position with each                                                                      in the Fund
       Trust and the                    Business Experience and Directorships            Complex Overseen by
         Portfolio                             During the Past 5 Years                        Trustee/1/

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Richard J. Herring             Jacob Safra Professor of International Banking and                 27
February 18, 1946              Professor, Finance Department, The Wharton School,
Trustee of BT Institutional    University of Pennsylvania (since 1972); Director,
Funds since 1990, Equity 500   Lauder Institute of International Management Studies
Index Portfolio since 1999,    (since 2000); Co-Director, Wharton Financial
BT Advisor Funds since 1995    Institutions Center (since 2000).
and BT Investment Portfolio
since 1999.

------------------------------------------------------------------------------------------------------------
Bruce E. Langton               Formerly Assistant Treasurer of IBM Corporation (until             27
May 10, 1931                   1986); Trustee and Member, Investment Operations
Trustee of BT Institutional    Committee, Allmerica Financial Mutual Funds (1992 to
Funds since 1990, Equity 500   2001); Member, Investment Committee, Unilever US
Index Portfolio since 1999,    Pension and Thrift Plans (1989 to 2001)/2/; Retired
BT Advisor Funds since 1995    (since 1987); Director, TWA Pilots Directed Account
and BT Investment Portfolio    Plan and 401(k) Plan (1988 to 2000).
since 1999.

------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.           Principal, Philip Saunders Associates (Economic and                27
October 11, 1935               Financial Consulting) (since 1998); former Director,
Trustee of BT Institutional    Financial Industry Consulting, Wolf & Company
Funds since 1999, Equity 500   (1987-1988); President, John Hancock Home Mortgage
Index Portfolio since 1991,    Corporation (1984-1986); Senior Vice President of
BT Advisor Funds since 1986    Treasury and Financial Services, John Hancock Mutual
and BT Investment Portfolio    Life Insurance Company, Inc. (1982-1986).
since 1993.

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

    Name, Birth date and                                                                   Number of Funds
     Position with each                                                                      in the Fund
       Trust and the                    Business Experience and Directorships            Complex Overseen by
         Portfolio                             During the Past 5 Years                        Trustee/1/

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Harry Van Benschoten           Retired (since 1987); Corporate Vice                               27
February 18, 1928              President, Newmont Mining Corporation
Trustee of BT Institutional    (prior to 1987); Director, Canada
Funds since 1999, Equity 500   Life Insurance Corporation of New
Index Portfolio since 1999,    York (since 1987).
BT Advisor Funds since 1992
and BT Investment Portfolio
since 1999.

------------------------------------------------------------------------------------------------------------
Interested Trustee
------------------
------------------------------------------------------------------------------------------------------------
Richard T. Hale/3/             Managing Director, Deutsche Bank Securities, Inc.                  27
July 17, 1945                  (Deutsche Banc Alex. Brown Inc.) and Deutsche Asset
Trustee of BT Institutional    Management Americas (1999 to present); Director and
Funds since 1999, Equity 500   President, Investment Company Capital Corp. (registered
Index Portfolio since 1999,    investment advisor) (1996 to present).Director/Trustee
BT Advisor Funds since 1999    and President, Deutsche Asset Management Mutual Funds
and BT Investment Portfolio    (1989 to present); Director, Deutsche Global Funds,
since 1999.                    Ltd. (2000 to present); Director, CABEI Fund (2000 to
                               present); Director, North American Income Fund (2000 to
                               present); Vice President, Deutsche Asset Management,
                               Inc. (2000 to present). Chartered Financial Analyst.
                               Formerly, Director, ISI Family of Funds.

------------------------------------------------------------------------------------------------------------
Officers
--------
------------------------------------------------------------------------------------------------------------
Richard T. Hale                See information provided under Interested Trustees.                N/A
President

------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch               Managing Director, Deutsche Asset Management (1999 to              N/A
March 27, 1954                 present).  Formerly, Principal, BT Alex. Brown Inc.
Vice President/                (Deutsche
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

    Name, Birth date and                                                                   Number of Funds
     Position with each                                                                      in the Fund
       Trust and the                    Business Experience and Directorships            Complex Overseen by
         Portfolio                             During the Past 5 Years                        Trustee/1/

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Secretary                      Bank Securities, Inc.), 1998-1999; Assistant
                               General Counsel, United States Securities and Exchange
                               Commission, 1993-1998.

------------------------------------------------------------------------------------------------------------
Charles A. Rizzo               Director, Deutsche Asset Management (April 2000 to                 N/A
August 5, 1957                 present); Certified Public Accountant; Certified
Treasurer                      Management Accountant.  Formerly, Vice President and
                               Department Head, BT Alex. Brown Inc. (Deutsche Bank
                               Securities, Inc.), 1998-1999; Senior Manager, Coopers &
                               Lybrand L.L.P. (PricewaterhouseCoopers LLP), 1993-1998.

------------------------------------------------------------------------------------------------------------
Amy Olmert                     Director, Deutsche Asset Management (formerly BT. Alex.            N/A
May 14, 1963                   Brown Inc.); (January 1999 to present); Certified
Assistant Secretary            Public Accountant (1989 to present).  Formerly, Vice
                               President, Deutsche Banc Alex. Brown Inc.., (Deutsche
                               Bank Securities, Inc.), (1997-1999); Senior Manager
                               (1992-1997), Coopers & Lybrand L.L.P.
                               (PricewaterhouseCoopers LLP), (1988-1992).

------------------------------------------------------------------------------------------------------------

----------
/1/. As of December 31, 2001 the total number of Funds in the Deutsche Asset Management Fund Complex (the 'Fund Complex') is 71.

/2/. A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

/3/. Mr. Hale is a trustee who is an `Interested Person' within the meaning of
Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Portfolio's investment advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

Messrs. Hale, Hirsch and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

Trustee Ownership in the Funds/1/

-----------------------------------------------------------------------------
                                                    Aggregate Dollar Range of
                                                         Ownership as of
                                                     December 31, 2001 in all
                                                        Funds Overseen by
                       Dollar Range of Beneficial      Director in the Fund
       Trustee           Ownership in the Funds             Complex/2/
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Independent Trustees
--------------------
-----------------------------------------------------------------------------
Charles P. Biggar      None                         None
-----------------------------------------------------------------------------
S. Leland Dill         None                         $50,001-$100,000
-----------------------------------------------------------------------------
Martin J. Gruber       None                         None
-----------------------------------------------------------------------------
Richard J. Herring     $50,000-$100,000             $50,001-$100,000
-----------------------------------------------------------------------------
Bruce E. Langton       None                         Over $100,000
-----------------------------------------------------------------------------
Philip Saunders, Jr.   None                         $10,001-$50,000
-----------------------------------------------------------------------------
Harry Van Benschoten   None                         None
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Interested Trustee
------------------
-----------------------------------------------------------------------------
Richard T. Hale        None                         Over $100,000
-----------------------------------------------------------------------------

/1/. Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the `1934 Act') include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,001.

/2/. The funds overseen by the trustees in the Fund Complex consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund(s) and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund(s)

(including Deutsche Bank AG).

--------------------------------------------------------------------------------------
                                                              Value of     Percent of
                                                              Securities   Class on
                       Owner and                              on an        an
                       Relationship to             Title of   Aggregate    Aggregate
Trustee                Trustee           Company   Class      Basis        Basis

--------------------------------------------------------------------------------------
Charles P. Biggar      N/A
--------------------------------------------------------------------------------------
S. Leland Dill         N/A
--------------------------------------------------------------------------------------
Martin J. Gruber       N/A
--------------------------------------------------------------------------------------
Richard J. Herring     N/A
--------------------------------------------------------------------------------------
Bruce E. Langton       N/A
--------------------------------------------------------------------------------------
Philip Saunders, Jr.   N/A
--------------------------------------------------------------------------------------
Harry Van Benschoten   N/A
--------------------------------------------------------------------------------------

                           Trustee Compensation Table

------------------------------------------------------------------------------------

                       Aggregate        Aggregate        Aggregate
                       Compensation     Compensation     Compensation   Total
                       from Equity      from US Bond     from EAFE      Compensation
                       500 Index Fund   Index Fund and   Equity Index   from
                       and the          the Portfolio    Fund and the   Fund
Trustee                Portfolio                         Portfolio      Complex***
------------------------------------------------------------------------------------
Charles P. Biggar         $2,849.65        $2,849.63       $2,849.68       $62,000
------------------------------------------------------------------------------------
S. Leland Dill            $2,849.65        $2,849.63       $2,849.68       $62,000
------------------------------------------------------------------------------------
Martin J. Gruber          $2,849.65        $2,849.63       $2,849.68       $62,000
------------------------------------------------------------------------------------
Richard J. Herring        $2,849.65        $2,849.63       $2,849.68       $62,000
------------------------------------------------------------------------------------

----------
1 The 'Fund Complex' consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

     The compensation provided is for the calendar year ended December 31, 2001.

------------------------------------------------------------------------------------
Bruce E. Langton          $2,849.65        $2,849.63       $2,849.68       $62,000
------------------------------------------------------------------------------------
Philip Saunders, Jr.      $2,849.65        $2,849.63       $2,849.68       $62,000
------------------------------------------------------------------------------------
Harry Van Benschoten      $2,849.65        $2,849.63       $2,849.68       $62,000
------------------------------------------------------------------------------------

As of April 1, 2002, the following shareholders of record owned 5% or more of the outstanding shares of Equity 500 Index Premier:

Charles Schwab & Co., Omnibus Account Reinvest, Attn: Mutual Fund Account Management Team, 101 Montgomery Street 333-8, San Fransisco, CA 94104 (7.74%)

As of April 1, 2002, the following shareholders of record owned 5% or more of the outstanding shares of EAFE(R) Equity Index--Premier Class:

Charlers Scwab 101 Montgomery Street 333-8, San Francisco, CA 94104 (36.73%);

Daimler Chrysler Serp, Chrysler Corp Serp, 100 Plaza One MIS 3048, Jersey City, NJ 07311 (22.76%);

Wells Fargo Bank MN NA Cust, CK Blandin Residency, A/C 11596200, PO Box 1533, Minneapolis, MN 55480-1533 (8.59%).

Hoechst Celanesr Corp., Executive Pension Plan, Attn: Frances Bobadilla, Bankers Trust Co., 100 Plaza One, MS 3048, Jersey City, NJ 07311-3901 (8.15%)

McKinsey & Company, Inc., Attn Grace Laudato, 114 W 47th Street Fl 20, New York, NY 10036-1525 (7.92%);

As of April 1, 2002, the following shareholders of record owned 5% or more of the outstanding shares of US Bond Index--Premier Class:

Hoechst Celanese Corp., Executive Pension Plan, Attn. Francis Bobadilla, Bankers Trust Co, 100 Plaza One, Mail stop 3048, Jersey City, NJ 07311 (18.49%);

IUOE & Pipe Line Employers, H & W Fund, 1125 17th Street NW, Washington DC 20036-4707 (13.80%); Mac & Co., FBO Bell Atlantic Master Trust, A/C NYFF1759442, Mutual Fund Operations, PO Box 3198, Pittsburgh, PA 15230-3198 (10.70%);

Charles Schwab & Co., Omnibus Account Reinvest, Attn: Mutual Fund Account Management Team, 101 Montgomery Street 333-8, San Fransisco, CA 94104 (9.59%);

FTC & Co. Datalynx House Acct, P. O. Box 173736, Denver, Co. 80217-3736 (7.95%);

Mac & Co, FBO Bell Atlantic Master Trust, A/C NYFF1759442, Mutual Fund Operations, PO Box 3198, Pittsburgh, PA 15230 (6.31%)

Baptist Health Systems Inc. P. O. Box 830605, Atn: Linda Culverhouse, Birmingham, AL 35283-0605 (6.03%);

The San Diego Foundation, 1420 Kettner Blvd Ste 500, San Diego, CA 92101-2434 (5.36%).

           Information Concerning Committees and Meetings of Trustees

The Board of Trustees of the Trust and Portfolio met 4 times during the fiscal year ended December 31, 2001 and each Trustee attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten, comprise the Valuation Committee which was constituted to consider and act upon all questions relating to valuation of the securities in the Portfolio which may arise between meetings of the Trustees. The Trusts and Portfolio have an Audit Committee consisting of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. All of the members of the Audit Committee are 'independent' as provided for in the applicable requirements of the 1940 Act. Mr. Dill serves as Chairman of the Audit Committee. During the fiscal year ended December 31, 2001, the Audit Committee met 4 times. In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Portfolio and Funds. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Funds'/Portfolio's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Funds/Portfolio, its investment advisor and affiliates by the independent public accountants.

The Nominating Committee, which meets when necessary, consists of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee did not meet during the fiscal year ended December 31, 2001.

                                 Code of Ethics

The Board of Trustees of each Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each Portfolio's Code of Ethics permits Fund personnel to invest in securities that may be purchased or held by the Fund for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Funds' Code of Ethics provides for trading 'blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. Each Portfolio's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

Each Portfolio's advisor, DeAM, Inc., has also adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics allows personnel to invest in securities that may be purchased or held by the Fund for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including 'blackout periods' and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to US public offerings) and requires prior approval for purchases of securities in private placements.

Each Fund's principal underwriter, ICC Distributors, Inc. ('ICC'), is not required to adopt a Code of Ethics as it meets the exception provided by Rule 17j-1 (c)(3) under the 1940 Act.

                               Investment Advisor

Each Trust has not retained the services of an investment advisor since the Trusts seek to achieve the investment objectives of the Funds by investing all the assets of the Funds in the Portfolio.

The Shareholders and the Trustees approved a proposal to change the advisor from Bankers Trust Company (now Deutsche Bank Trust Company Americas) to Deutsche Asset Management, Inc. ('DeAM, Inc.'). Under the new advisory agreement with DeAM, Inc., the service provided by DeAM, Inc. is the same as under the advisory agreement with Bankers Trust Company. There will be no change in portfolio managers, fund operations or management oversight of the funds as a result of the change in advisor. As of April 30, 2001, DeAM, Inc. is the investment advisor.

Bankers Trust Company and DeAM, Inc. are indirect wholly-owned subsidiaries of Deutsche Bank AG. Deutsche Bank AG is a banking company with limited liability and organized under the laws of the Federal Republic of Germany. Deutsche Bank AG is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., 280 Park Avenue, New York, New York 10017, acts as the investment advisor to the Portfolio pursuant to the terms of its Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement, the Advisor supervises and assists in the management of the assets of the Portfolio and furnishes the Portfolio with research, statistical, advisory and managerial services. The Advisor pays the ordinary office expenses of the Portfolio and the compensation, if any, of all officers and employees of the Portfolio and all Trustees who are 'interested persons' (as defined in the 1940 Act) of the Advisor.

The Investment Advisory Agreements provide for each Portfolio to pay DeAM, Inc. a fee, accrued daily and paid monthly, equal on an annual basis to 0.15% of the average daily net assets of the US Bond Index Portfolio and 0.05% of the average daily net assets of the Equity 500 Index Portfolio and 0.25% of the average daily net assets of the EAFE(R) Equity Index Portfolio.

For the period April 30, 2001 through December 31, 2001, DeAM, Inc. earned $1,247,667 as compensation for investment advisory services provided to the Equity 500 Index Portfolio. During the same period DeAM, Inc. reimbursed $0 to the Portfolio to cover expenses.

For the period January 1, 2001 through April 30, 2001, Bankers Trust Company earned $1,195,852 as compensation for investment advisory services provided to the Equity 500 Index Portfolio. For the fiscal years ended December 31, 2000 and 1999, Bankers Trust Company earned $4,136,851 and $5,134,906, respectively, as compensation for investment advisory services provided to the Equity 500 Index Portfolio. During the same periods, Deutsche Bank

Trust Company Americas reimbursed $0 in 2001 to the Portfolio to cover expenses, and did not reimburse in 2000 and 1999.

For the period April 30, 2001 through December 31, 2001, DeAM, Inc. earned $255,046 for investment advisory services provided to EAFE(R) Equity Index Portfolio. During the same period DeAM, Inc. reimbursed $93,688 to the Portfolio to cover expenses.

For the period January 1, 2001 through April 30, 2001, Bankers Trust Company earned $135,434 for investment advisory services provided to EAFE(R) Equity Index Portfolio. For the fiscal years ended December 31, 2000 and 1999, Bankers Trust Company earned $458,843 and $165,995, respectively, for investment advisory services provided to the EAFE(R) Equity Index Portfolio. During the same periods, Bankers Trust Company reimbursed $26,524, $190,450 and $41,277, respectively, to the Portfolio to cover expenses.

For the period April 30, 2001 through December 31, 2001, DeAM, Inc. earned $94,488 for investment advisory services provided to the US Bond Index Portfolio. During the same period DeAM, Inc. reimbursed $94,056 to the Portfolio to cover expenses.

For the period January 1, 2001 through April 30, 2001, Bankers Trust Company earned $62,629 for investment advisory services provided to the US Bond Index Portfolio. For the fiscal years ended December 31, 2000 and 1999, Bankers Trust Company earned $180,985 and $120,330, respectively, for investment advisory services provided to the US Bond Index Portfolio. During the same periods, Bankers Trust Company reimbursed $76,180, $214,004 and $104,491, to the Portfolio to cover expenses.

The prospectus contains disclosure as to the amount of DeAM, Inc.'s investment advisory and administration and services fees, including waivers thereof. DeAM, Inc. may not recoup any of its waived investment advisory or administration and services fees.

                           Advisory Contract Approval

The Investment Advisory Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Trustees or by a majority of the outstanding voting securities of the Fund, and in either event, by a majority of the Independent Trustees of the Fund's Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding Shares (as defined under 'Capital Stock'). In approving the continuation of the Portfolio"s investment advisory agreement, the Board, including the Independent Trustees, carefully considered (1) the nature and quality of services to be provided to the Portfolio; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Portfolio through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Portfolio and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from (i) arrangements to sweep Portfolio's excess cash at the end of the day into an affiliated money market fund and (ii) the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Portfolio. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of advisory agreement was in the best interests of the Fund and its shareholders. The Fund or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

                                  Administrator

The Trustees approved a proposal to change the administrator to Investment Company Capital Corp. ('ICCC') from Bankers Trust Company (now Deutsche Bank Trust Company Americas). As of July 1, 2001, ICCC is the administrator to the Trusts. Under its Administration Agreements with the Trusts, ICCC calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trusts in all aspects of the administration and operation of the Trusts. The Administration Agreements provides for each Trust to pay a fee, computed daily and paid monthly, equal on an annual basis to 0.20% of the average daily net assets of US Bond Index Fund--Premier Class (contractually waived to 0.05%), 0.05% of the average daily net assets of the Equity 500 Index Fund--Premier Class and 0.15% of the average daily net assets of the EAFE(R) Equity Index Fund--Premier Class (contractually waived to 0.05%).

Under Administration Agreements with each Portfolio, the Administrator calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration Agreements provide for each Portfolio to pay the Advisor a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the average daily net assets of the US Bond Index Portfolio and 0.10% of the average daily net assets of the EAFE(R) Equity Index Portfolio. Under the Administration Agreements, the Advisor may delegate one or more of its responsibilities to others at the Advisor's expense.

Under the Administration Agreements, ICCC is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trusts and the Portfolios reasonably deem necessary for the proper administration of the Trusts or the Portfolios. ICCC will: generally assist in all aspects of each class of shares of each Funds' and Portfolios' operations; supply and maintain office facilities (which may be in Deutsche Bank Trust Company Americas's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

For the period July 1, 2001 through December 31, 2001 ICCC earned $118,326 as compensation for administrative and other services provided to EAFE(R) Equity Index Fund--Premier Class. During the same period ICCC reimbursed $123,573 to the Fund to cover expenses.

For the period January 1, 2001 through June 30, 2001 Bankers Trust Company earned $125,031 as compensation for administrative and other services provided to EAFE(R) Equity Index Fund--Premier Class. For the fiscal years ended December 31, 2000 and 1999, Bankers Trust Company earned $275,276 and $105,151, respectively, as compensation for administrative and other services provided to EAFE(R) Equity Index Fund--Premier Class. During the same periods, Bankers Trust Company reimbursed $127,719, $268,190 and $180,142, respectively, to EAFE(R) Equity Index Fund--Premier Class to cover expenses.

For the period July 1, 2001 through December 31, 2001 ICCC earned $362,778 as compensation for administrative and other services provided to Equity 500 Index Fund--Premier Class. During the same period ICCC reimbursed $34,066 to the Fund to cover expenses.

For the period January 1, 2001 through June 30, 2001 Bankers Trust Company earned $441,542 as compensation for administrative and other services provided to Equity 500 Index Fund--Premier Class. For the fiscal years ended December 31, 2000 and 1999, Bankers Trust Company earned $1,318,147 and $1,296,608, respectively, for administrative and other services provided to Equity 500 Index Fund--Premier Class. During the same periods, Bankers Trust Company reimbursed $53,027, $399,285 and $917,524, respectively to Equity 500 Index Fund--Premier Class to cover expenses.

For the period July 1, 2001 through December 31, 2001 ICCC earned $113,386 as compensation for administrative and other services provided to US Bond Index Fund--Premier Class. During the same period ICCC reimbursed $126,327 to the Fund to cover expenses.

For the period January 1, 2001 through June 30, 2001, Bankers Trust Company earned $111,789 as compensation for administrative and other services provided to US Bond Index Fund--Premier Class. For the fiscal years ended December 31, 2000 and 1999, Bankers Trust Company earned $207,029 and $124,261, respectively, for administrative and other services provided to US Bond Index--Premier Class. During the same periods, Bankers Trust Company reimbursed $139,335, $244,553 and $182,731, respectively, to US Bond Index Fund--Premier Class to cover expenses.

For the period July 1, 2001 through December 31, 2001 ICCC earned $78,912 as compensation for administrative and other services provided to EAFE(R) Equity Index Portfolio. During the same period ICCC reimbursed $46,516 to the Portfolio to cover expenses.

For the period January 1, 2001 through June 30, 2001, Bankers Trust Company earned $83,361 as compensation for administrative and other services provided to the EAFE(R) Equity Index Portfolio. For the fiscal years ended December 31, 2000 and 1999, Bankers Trust Company earned $183,537 and $70,051, respectively, as compensation for administrative and other services provided by the EAFE(R) Equity Index Portfolio.

For the period July 1, 2001 through December 31, 2001 ICCC earned $0 as compensation for administrative and other services provided to Equity 500 Index Portfolio. During the same period ICCC reimbursed $0 to the Portfolio to cover expenses.

For the period January 1, 2001 through June 30, 2001, Bankers Trust Company earned $0 as compensation for administrative and other services provided to the Equity 500 Index Portfolio. For the fiscal years ended December 31, 2000 and 1999, Bankers Trust Company earned $100,992 and $344,960, respectively, as compensation for administrative and other services provided to the Equity 500 Index Portfolio.

For the period July 1, 2001 through December 31, 2001 ICCC earned $31,877 as compensation for administrative and other services provided to US Bond Index Portfolio. During the same period ICCC reimbursed $61,779 to the Portfolio to cover expenses.

For the period January 1, 2001 through June 30, 2001, Bankers Trust Company earned $30,992 as compensation for administrative and other services provided to the US Bond Index Portfolio. For the fiscal years ended December 31, 2000 and 1999, Bankers Trust Company earned $94,989 and $43,596, respectively, as compensation for administrative and other services provided to the US Bond Index Portfolio.

                                   Distributor

ICC Distributors , Inc. ('ICCD') is the principal distributor for shares of the Funds. ICCD is a registered broker/dealer and is unaffiliated with the Advisor and the Administrator. The principal business address of ICCD is Two Portland Square, Portland, Maine 04101. In addition to ICCD's duties as distributor, ICCD and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Funds.

                                  Service Agent

The Administrator acts as a Service Agent pursuant to its Administration and Services Agreements with the Trusts and receives no additional compensation from the Funds for such shareholder services. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trusts, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trusts executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreements with the Administrator, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                          Custodian and Transfer Agent

Deutsche Bank Trust Company Americas (formerly Bankers Trust Company), 100 Plaza One, Jersey City, New Jersey 07311, serves as Custodian for the Trust and the Portfolio pursuant to an administration and services agreement. As Custodian, it holds the Fund's and Portfolio's assets. Deutsche Bank Trust Company Americas will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Investment Company Capital Corp. ('ICCC'), One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust and of the Portfolio pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses.

                                    Expenses

Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by the Advisor or ICCD, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Each Portfolio bears its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by the Advisor or ICCD, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                       Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trusts and each Portfolio. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201 acts as Independent Accountants of the Trusts and each Portfolio.

                           ORGANIZATION OF THE TRUSTS

The Trust was organized on July 24, 1995 and the Institutional Trust was organized on March 26, 1990 under the laws of the Commonwealth of Massachusetts. Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a separate series of the Trust except for Equity 500 Index Premier that is a separate series of the Institutional Trust. The Trusts offer shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trusts are offered through separate prospectuses and statements of additional information. No series of shares has any preference over any other series. The Trusts also reserve the right to issue more than one class of shares of each Fund.

The Trusts are entities commonly known as 'Massachusetts business trusts.' Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trusts. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of such Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. Each Declaration of Trust provides for indemnification from such Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and each Trust itself was unable to meet its obligations, a possibility that the Trusts believe is remote. Upon payment of any liability incurred by the Trusts, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trusts. The Trustees intend to conduct the operations of each Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trusts.

Each of the US Bond Index Portfolio and EAFE(R) Equity Index Portfolio is a separate series of BT Investment Portfolios, a New York master trust fund. The Equity 500 Index Portfolio is a New York trust. The Trusts, BT Investment Portfolios and the Equity 500 Index Portfolio each reserve the right to add additional series in the future.

The Declarations of Trust of the BT Investment Portfolios and the Equity 500 Index Portfolio provide that each Fund and other entities investing in the corresponding Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trusts believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund's investing in the corresponding Portfolio.

The Trusts or Portfolios may hold special meetings and mail proxy materials. These meetings may be called to elect or remove trustees, change fundamental policies, approve a Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Trusts' Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate fractional votes for fractional shares held. A separate vote of each Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of each Fund are not entitled to vote on trust matters that do not affect the Fund. All series of a Trust will vote together on certain matters, such as electing trustees. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office, will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

Each series in a Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of a Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

Shares of the Trusts do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

As of April 1, 2002, no shareholders of record owned 25% or more of the voting securities of Equity 500 Index--Premier Class, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

As of April 1, 2002, no shareholders of record owned 25% or more of the voting securities of US Bond Index--Premier Class, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

As of April 1, 2002, no shareholders of record owned 25% or more of the voting securities of EAFE(R) Equity Index--Premier Class, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

                                    TAXATION

                              Taxation of the Funds

The following is only a summary of certain tax considerations generally affecting each Trust and Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

As a regulated investment company, a Fund will not be subject to US Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore do not anticipate incurring Federal income tax liability.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

A Fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a 'hedging transaction' nor part of a 'straddle,' 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.

A Fund's shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income status of his dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions.

                           Taxation of the Portfolios

The Portfolios are not subject to the Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

                                  Distributions

The Funds (except US Bond Index Fund--Premier Class) distributes income dividends annually. US Bond Index--Premier Class declares income dividends daily and distributes such dividends monthly. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of a Fund.

A Fund intends to qualify as a regulated investment company, as defined in the Code. Provided a Fund meets the requirements imposed by the Code and distributes all of its income and gains, a Fund will not pay any federal income or excise taxes.

Distributions from a Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. A Fund's capital gain distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared to shareholders of record in October, November or December and paid as if paid in January are taxable on December 31. A Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received during the past year.

On the ex-date for a distribution from capital gains, a Fund's share value is reduced by the amount of the distribution. If you buy shares just before the ex-date ('buying a dividend'), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

                               Backup Withholding

The Funds may be required to withhold US Federal income tax at the current rate of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's US Federal income tax liability.

                              Foreign Shareholders

The tax consequences to a foreign shareholder of an investment in each Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

A foreign shareholder is a shareholder that, for U.S. federal income tax purposes, is not a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust. Dividends (other than capital gains dividends and exempt-interest dividends) distributed to a foreign shareholder whose ownership of Fund shares is not "effectively connected" with a U.S. trade or business carried on by such foreign shareholder generally will be subject to a U.S. federal withholding tax of 30% unless such rate is reduced by an applicable tax treaty. However, if a foreign shareholder's ownership of Fund shares is "effectively connected" with a U.S. trade or business carried on by such foreign shareholder, then none of the dividends distributed to that shareholder will be subject to such withholding and all of such dividends (other than exempt-interest dividends) will instead be subject to U.S. federal income tax on a net-income basis at the rates which are applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders that are treated as corporations for U.S. federal income tax purposes also may be subject to the 30% federal branch profits tax.

Capital gains realized by foreign shareholders on the sale of Fund shares and distributions (and deemed distributions) to foreign shareholders of the Fund's net capital gains (the excess of the Fund's net long-term capital gains over its net short-term capital losses) generally will not be subject to U.S. federal income or withholding tax if the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status unless the foreign shareholder is a nonresident alien individual who is physically present in the United States for more than 182 days during the taxable year.

                                 Other Taxation

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Each Portfolio is organized as a New York trust. Each Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.

                            Foreign Withholding Taxes

Income received by a Portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries.

                              FINANCIAL STATEMENTS

The financial statements for the Funds and the Portfolios for the period ended December 31, 2001, are incorporated herein by reference to the Funds' Annual Reports dated December 31, 2001. A copy of a Fund's Annual Report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

                                    APPENDIX

Description of Moody's Corporate Bond Ratings:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Corporate Bond Ratings:

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

AAA - Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C -The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2002

Investment Advisor
DEUTSCHE ASSET MANAGEMENT, INC.
280 Park Avenue
New York, NY 10017

Custodian
DEUTSCHE BANK TRUST COMPANY AMERICAS
100 Plaza One
Jersey City, New Jersey 07311

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

Administrator and Transfer Agent
INVESTMENT COMPANY CAPITAL CORPORATION
One South Street
Baltimore, Maryland 21202

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY 10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusips:   055924500   COMBINXSAI (04/02)
          05576L700
          05576L874

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  April 30, 2002
BT Institutional Funds

Liquid Assets Fund Institutional

BT Institutional Funds (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information ("SAI") relates to Liquid Assets Fund Institutional (the "Fund").

The Fund's investment objective is to seek a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of high quality money market instruments. The Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Liquid Assets Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The Portfolio is a series of BT Investment Portfolios.

Shares of the Fund are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ("DeAM, Inc."), the Portfolio's investment advisor (the "Advisor"), and to clients and customers of other organizations.

The Fund's Prospectus, dated April 30, 2002, provides the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Fund's Prospectus. You may request a copy of the Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed. This SAI is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus. The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 2001, are incorporated herein by reference to the Annual Report to shareholders for the Fund and Portfolio dated December 31, 2001. A copy of the Fund's and the Portfolio's Annual Report may be obtained without charge by calling the Fund at the telephone number listed below.

                         Deutsche Asset Management, Inc.
                       Investment Advisor of the Portfolio

                        Investment Company Capital Corp.
                     Administrator of the Fund and Portfolio

                             ICC Distributors, Inc.
                                   Distributor

                                 1-800-730-1313

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS...............................1
   Investment Policies........................................................1
   Additional Risk Factors....................................................8
   Investment Restrictions....................................................9
   Portfolio Turnover........................................................12
   Portfolio Transactions....................................................12

NET ASSET VALUE..............................................................13

PURCHASE AND REDEMPTION INFORMATION..........................................14
   Redemption of Shares......................................................14

MANAGEMENT OF THE TRUST AND PORTFOLIO........................................15
   Trustees of the Trust and Portfolio.......................................16
   Trustee Ownership in the Fund.............................................19
   Trustee Compensation Table................................................21
   Code of Ethics............................................................22
   Investment Adviser........................................................23
   Administrator.............................................................25
   Distributor...............................................................26
   Service Agent.............................................................26
   Custodian and Transfer Agent..............................................26
   Expenses..................................................................27
   Counsel and Independent Accountants.......................................27

ORGANIZATION OF THE TRUST....................................................27

TAXES........................................................................29

PERFORMANCE INFORMATION......................................................30
   Economic and Market Information...........................................32

FINANCIAL STATEMENTS.........................................................32

APPENDIX.....................................................................33

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The Fund's investment objective is to seek a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of high quality money market instruments. There can, of course, be no assurance that the Fund will achieve its investment objective.

                               Investment Policies

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. The Portfolio, in pursuing its investment objective, will comply with Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940 (the "1940 Act"). Thus, descriptions of investment techniques and Portfolio instruments are qualified by the provisions and limitations of Rule 2a-7.

Obligations of Banks and Other Financial Institutions. The Portfolio may invest in U.S. dollar-denominated investment grade fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor to be of comparable quality. Obligations of domestic and foreign financial institutions in which the Portfolio may invest include (but are not limited to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.

For purposes of the Portfolio's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks, which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards that those applicable to domestic branches of U.S. banks.

Under normal market conditions, the Portfolios will invest a significant portion of its assets in the bank and other financial institution obligations. The Portfolio's concentration of its investments in the obligations of banks and other financial institutions will cause the Portfolio to be subject to the risks peculiar to these industries to a greater extent than if its investments were not so concentrated.

Commercial Paper. The Portfolio may invest in commercial paper. The Portfolio may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by U.S. or foreign entities in order to finance their current operations.

Commercial paper when purchased by the Portfolio must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign banks. Any commercial paper issued by a foreign entity and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

The Portfolio may also invest in variable rate master demand notes. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this SAI.

U.S. Government Securities. The Portfolio may invest in obligations issued or guaranteed by the U.S. government and include: (1) direct obligations of the U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac")).

Other U.S. government securities the Portfolio may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if the

Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

The Portfolio may also invest in separately traded principal and interest component of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. government. STRIPS are sold as zero coupon securities. See "Zero Coupon Securities."

Other Debt Obligations. The Portfolio may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the Portfolio's minimum credit quality standards, are comparable in priority and security to other securities of such issuer which have been rated in the top three highest long-term rating categories by the NRSROs rating such security or, if unrated, are determined by the Advisor to be of comparable quality.

Asset-Backed Securities.

The Portfolio may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, pools of consumer loans, trade receivables or other types of loans held in a trust. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate-holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the certificate-holder generally has no recourse against the entity that originated the loans.

The underlying assets of asset-backed securities include assets such as (but not limited to) first liens on mortgages, motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and trade receivables. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The asset-backed securities in which the Portfolio may invest are limited to those which satisfy the requirements contained in Rule 2a-7.

The yield characteristics of the asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Repurchase Agreements. The Portfolio may engage in repurchase agreement transactions with members of the Federal Reserve System, certain non-U.S. banks and certain non-bank entities, including governmental securities dealers approved by the Portfolio's Advisor. Under the terms of a typical repurchase agreement, the Portfolio would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Portfolio bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Portfolio may be delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolio could experience a loss. The Advisor reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements. The Portfolio may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Portfolio may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time the Portfolio enters into a reverse repurchase agreement it will identify on its books cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be marked on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by the Portfolio.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to the Portfolio until settlement takes place.

At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Investment in Other Investment Companies. In accordance with applicable law, the Portfolio may invest its assets in other money market funds with comparable investment objectives. In general, the Portfolio may not (1) purchase more than 3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission (the "SEC").

Illiquid Securities. The Portfolio may not invest more than 10% of its net assets in securities which are illiquid or otherwise not readily marketable. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-U.S. securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-U.S. issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's limit on the purchase of illiquid securities unless the Advisor determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Advisor may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolio. The Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

Lending of Portfolio Securities. The Portfolio has the authority to lend up to 20% of the total value of its portfolio securities (taken at market value) to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Portfolio's Board of Trustees. The Portfolio will not lend securities to the Advisor, the Distributor or their affiliates, except as may be permitted by the 1940 Act or an order from the SEC. The Board of Trustees will make a determination that the fee paid to the placing broker is reasonable. These loans must be collateralized by cash or liquid securities at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when irrevocable letters of credit and U.S. government obligations are used as collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder".

The Portfolio will adhere to the following conditions whenever its securities are loaned: (1) the Portfolio must receive at least 100% collateral consisting of cash or equivalent securities of the type discussed above at least equal to the market value of the securities loaned plus accrued interest from the borrower; (2) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (3) the Portfolio must be able to terminate the loan at any time;
(4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Portfolio must retain the right to terminate the loan and recall and vote the securities.

During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by the Advisor (or one of its affiliates) and the Advisor (or one of its affiliates) may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Quality and Maturity of the Portfolio's Securities. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees of the Portfolio, will also determine that all securities purchased by the Portfolio present minimal credit risks. The Advisor will cause the Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in lower yield than instruments with a lower quality or longer term.

Additional Risk Factors

In addition to the risks discussed above, the Portfolio's investments may be subject to the following risk factors:

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Advisor at 1-800-730-1313.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment advisor to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.

Rating Services. The ratings of Moody's, Standard & Poor's Ratings Services ("S&P") and Fitch's Investors Service represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

                             Investment Restrictions

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to the Fund and by the Portfolio as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, to which it relates, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

As a matter of fundamental policy, the Portfolio (or Fund) may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

     1.   Borrow money or mortgage or hypothecate assets of the Portfolio
          (Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below. (As an operating policy, the Portfolio may not engage in dollar roll transactions);

     2. Underwrite securities issued by other persons except insofar as the Portfolio (Trust or the Fund) may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in selling a portfolio security;

     3. Make loans to other persons except (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 20% of the Portfolio's (Fund's) total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

     4. Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

     5. Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Portfolio's (Fund's) investment objective, up to 25% of its total assets may be invested in any one industry; and

     6. Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

     7. With respect to the Fund's (Portfolio's) total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) or own more than 10% of the voting securities of any issuer.

Additional Restrictions. In order to comply with certain statutes and policies, the Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

     (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

     (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

     (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

     (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

     (v)  invest for the purpose of exercising control or management;

     (vi) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling).

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

The Fund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Fund, or any other registered investment company investing in the Portfolio, is registered.

                               Portfolio Turnover

The Portfolio may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. However, this policy does not result in higher brokerage commissions to the Portfolio as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolio's turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

                             Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for the Portfolio are made by the Advisor, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by the Advisor, investments of the type the Portfolio may make may also be made by these other accounts. When the Portfolio and one or more or accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, the Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisor is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research, services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor's fees under its agreements with the Portfolio are not reduced by reason of its receiving brokerage services.

                                 NET ASSET VALUE

The net asset value ("NAV") per share is calculated on each day on which the Fund is open (each such day being a "Valuation Day").

The NAV per share of the Fund is calculated on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. The Fund may close early under certain circumstances, as described in the Fund's current Prospectus. The Fund's NAV per share will normally be $1.00.

The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its NAV. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the NAV of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate NAV of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                       PURCHASE AND REDEMPTION INFORMATION

The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined on each Valuation Day. There is no sales charge on the purchase of shares. Service Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of the Fund will receive, on any Valuation Day, the NAV next determined following receipt by the Service Agent and transmission to ICCC, as the Trust's Transfer Agent (the "Transfer Agent") of such order. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent prior to 4:00 p.m. Eastern time (or earlier, should the NYSE close earlier) and if payment in the form of federal funds is received on that day by Deutsche Bank Trust Company Americas, as the Trust's custodian (the "Custodian"), the shareholder will receive the dividend declared on that day. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 4:00 p.m. Eastern time, the shareholder will receive the dividend declared on the following day even if the Custodian receives federal funds on that day. The Trust and Transfer Agent reserve the right to reject any purchase order. If the markets for the primary investments in the Fund close early, the Fund will cease taking purchase orders at that time.

Shares must be purchased in accordance with procedures established by the Transfer Agent and Service Agents ('Service Agent', which is any broker, financial advisor, bank, dealer or other institution or financial intermediary), including ICCC, in connection with customers' accounts. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments on behalf of its customers in a timely manner, and a shareholder must settle with the Service Agent his or her entitlement to an effective purchase or redemption order as of a particular time. Because the Custodian and Transfer Agent of the Trust are affiliates, funds may be transferred directly from or to a customer's account with the Transfer Agent to or from the Fund without the additional costs or delays associated with the wiring of federal funds.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

                              Redemption of Shares

Shareholders may redeem shares at the NAV per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares received by the Service Agent and transmitted to the Transfer Agent prior to the close of the NYSE (currently 4:00 p.m., Eastern time or earlier should the NYSE close earlier) on each Valuation Day will be redeemed at the NAV per share next determined and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on that day; no dividend will be paid on the day of redemption. Redemption requests received by the Service Agent and transmitted to the Transfer Agent after 4:00 p.m. Eastern time or after the close of the NYSE on each Valuation Day will be redeemed at the NAV per share next determined and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent the following day; shares redeemed in this manner will receive the dividend declared on the day of the redemption. Payments for redemptions will in any event be made within seven calendar days following receipt of the request.

Service Agents may allow redemptions by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption privilege. The Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. The Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a current value of less than $100,000.

The Fund may accept purchase or sale orders when the New York Stock Exchange is closed in certain limited circumstances, such as in response to an unexpected situation that causes the New York Stock Exchange to be closed, if the 'Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.

The Fund may suspend the right of redemption or postpone the date of payment for shares of the Fund during any period when: (a) trading in the Fund's primary market is restricted by applicable rules and regulations of the SEC; (b) the Fund's primary market is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

The Fund and Portfolio reserve the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund and/or Portfolio.

                      MANAGEMENT OF THE TRUST AND PORTFOLIO

The Trust and the Portfolio are each governed by a Board of Trustees which is responsible for protecting the interests of investors. A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and the Portfolios.

The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or Portfolio. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

The Trustees and officers of the Trust and Portfolio, their birthdate and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.

                       Trustees of the Trust and Portfolio

-------------------------------------------------------------------------------------------------------

   Name, Birth date and                                                                 Number of Funds
    Position with each                                                                    in the Fund
      Trust and the                   Business Experience and Directorships                 Complex
        Portfolio                            During the Past 5 Years                      Overseen by
                                                                                           Trustee/1/

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------
-------------------------------------------------------------------------------------------------------
Charles P. Biggar             Retired (since 1987); formerly Vice President,                  27
10/13/30                      International Business Machines ('IBM') (1975-1978) and
Trustee of BT Institutional   President, National Services and the Field Engineering
Funds since 1990 and BT       Divisions of IBM (1976-1987).
Investment Portfolios since
1993.

-------------------------------------------------------------------------------------------------------
S. Leland Dill                Trustee, Phoenix Zweig Series Trust (since September            27
3/28/30                       1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee BT Institutional      (since May 1998); Retired (since 1986); formerly
Funds since 1999 and BT       Partner, KPMG Peat Marwick (June 1956-June 1986);
Investment Portfolios since   Director, Vintners International Company Inc. (June
1993.                         1989-May 1992); Director, Coutts (USA) International
                              (January 1992-March 2000); Director, Coutts Trust
                              Holdings Ltd., Director, Coutts Group (March 1991-March
                              1999); General Partner, Pemco (June 1979-June 1986).

-------------------------------------------------------------------------------------------------------
Martin J. Gruber              Nomura Professor of Finance, Leonard N. Stern School of         27
7/15/37                       Business, New York University (since 1964); Trustee,
Trustee BT Institutional      CREF (since 2000); Director, S.G. Cowen Mutual Funds
Funds and BT Investment       (since 1985); Director, Japan Equity Fund, Inc. (since
Portfolios since 1999.        1992); Director, Thai Capital Fund, Inc.

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

   Name, Birth date and                                                                 Number of Funds
    Position with each                                                                    in the Fund
      Trust and the                   Business Experience and Directorships                 Complex
        Portfolio                            During the Past 5 Years                      Overseen by
                                                                                           Trustee/1/

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                              (since 2000); Director, Singapore Fund, Inc.
                              (since 2000).

-------------------------------------------------------------------------------------------------------

Richard J. Herring            Jacob Safra Professor of International Banking and              27
2/18/46                       Professor, Finance Department, The Wharton School,
Trustee BT Institutional      University of Pennsylvania (since 1972); Director,
Funds since 1990 and BT       Lauder Institute of International Management Studies
Investment Portfolios since   (since 2000); Co-Director, Wharton Financial
1999.                         Institutions Center (since 2000).

-------------------------------------------------------------------------------------------------------
Bruce E. Langton              Formerly Assistant Treasurer of IBM Corporation (until          27
5/10/31                       1986); Trustee and Member, Investment Operations
Trustee BT Institutional      Committee, Allmerica Financial Mutual Funds (1992 to
Funds since 1990 and BT       2001); Member, Investment Committee, Unilever US
Investment Portfolios since   Pension and Thrift Plans (1989 to 2001)/2/; Retired
1999.                         (since 1987); Director, TWA Pilots Directed Account
                              Plan and 401(k) Plan (1988 to 2000).

-------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.          Principal, Philip Saunders Associates (Economic and             27
10/11/35                      Financial Consulting) (since 1998); former Director,
Trustee BT Institutional      Financial Industry Consulting, Wolf & Company
Funds since 1999 and BT       (1987-1988); President, John Hancock Home Mortgage
Investment Portfolios since   Corporation (1984-1986); Senior Vice President of
1993.                         Treasury and Financial Services, John Hancock Mutual
                              Life Insurance Company, Inc. (1982-1986).

-------------------------------------------------------------------------------------------------------
Harry Van Benschoten          Retired (since 1987); Corporate Vice President, Newmont         27
2/18/28                       Mining Corporation (prior to 1987); Director, Canada
Trustee BT Institutional      Life Insurance Corporation of New York (since 1987).
Funds and BT Investment
Portfolios since 1999.

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

   Name, Birth date and                                                                 Number of Funds
    Position with each                                                                    in the Fund
      Trust and the                   Business Experience and Directorships                 Complex
        Portfolio                            During the Past 5 Years                      Overseen by
                                                                                           Trustee/1/

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Interested Trustee
------------------
-------------------------------------------------------------------------------------------------------
Richard T. Hale/3/            Managing Director, Deutsche Banc Alex. Brown Inc.               27
7/17/45                       (formerly DB Alex. Brown LLC) and Deutsche Asset
Trustee BT Institutional      Management Americas (1999 to present); Director and
Funds since 1999.             President, Investment Company Capital Corp. (registered
                              investment advisor) (1996 to present).
                              Director/Trustee and President, Deutsche Asset
                              Management Mutual Funds (1989 to present); Director,
                              Deutsche Global Funds, Ltd. (2000 to present);
                              Director, CABEI Fund (2000 to present); Director, North
                              American Income Fund (2000 to present); Vice President,
                              Deutsche Asset Management, Inc. (2000 to present).
                              Chartered Financial Analyst.  Formerly, Director, ISI
                              Family of Funds.

-------------------------------------------------------------------------------------------------------
Officers
--------
-------------------------------------------------------------------------------------------------------
Richard T. Hale               See information provided under Interested Trustees.
President

-------------------------------------------------------------------------------------------------------
Daniel O. Hirsch              Director, Deutsche Asset Management (1999 to present).
3/27/54                       Formerly, Principal, BT Alex. Brown Incorporated,
Vice President/               (Deutsche Banc Alex. Brown Inc.), 1998-1999; Assistant
Secretary                     General Counsel, United States Securities and Exchange
                              Commission, 1993-1998.

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

   Name, Birth date and                                                                 Number of Funds
    Position with each                                                                    in the Fund
      Trust and the                   Business Experience and Directorships                 Complex
        Portfolio                            During the Past 5 Years                      Overseen by
                                                                                           Trustee/1/

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Charles A. Rizzo              Director, Deutsche Asset Management (April 2000 to
8/5/57                        present); Certified Public Accountant; Certified
Treasurer                     Management Accountant.  Formerly, Vice President and
                              Department Head, BT Alex. Brown Incorporated (Deutsche
                              Banc Alex. Brown Inc.), 1998-1999; Senior Manager,
                              Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP),
                              1993-1998.

-------------------------------------------------------------------------------------------------------
Amy Olmert                    Director, Deutsche Asset Management (formerly BT. Alex.
5/14/63                       Brown Inc.) ;(January 1999 to present); Certified
Assistant Secretary           Public Accountant (1989 to present).  Formerly, Vice
                              President, BT Alex. Brown Incorporated, (Deutsche Banc
                              Alex. Brown Inc.), (1997-1999); Senior Manager
                              (1992-1997), Coopers & Lybrand L.L.P.
                              (PricewaterhouseCoopers LLP), (1988-1992).

-------------------------------------------------------------------------------------------------------

-----------

/1/. As of December 31, 2001 the total number of Funds in the Deutsche Asset
     Management Fund Complex (the "Fund Complex") is 71.
/2/. A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
/3/. Mr. Hale is a trustees who is an 'Interested Person' within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Portfolio's investment advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

Trustee Ownership in the Fund

-----------------------------------------------------------------------------
                                                    Aggregate Dollar Range of
                                                         Ownership as of
                                                     December 31, 2001 in all
                                                        Funds Overseen by
                       Dollar Range of Beneficial      Director in the Fund
       Trustee          Ownership in the Fund/1/            Complex/2/
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Independent Trustees
--------------------
-----------------------------------------------------------------------------
Charles P. Biggar      None                         None
-----------------------------------------------------------------------------
S. Leland Dill         None                         $50,001-$100,000
-----------------------------------------------------------------------------
Martin J. Gruber       None                         None
-----------------------------------------------------------------------------
Richard J. Herring     None                         $50,001-$100,000
-----------------------------------------------------------------------------
Bruce E. Langton       None                         Over $100,000
-----------------------------------------------------------------------------
Philip Saunders, Jr.   None                         $10,001-$50,000
-----------------------------------------------------------------------------
Harry Van Benschoten   None                         None
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Interested Trustee
------------------
-----------------------------------------------------------------------------
Richard T. Hale        None                         Over $100,000
-----------------------------------------------------------------------------

/1/. Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the '1934 Act') include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,001.

/2/. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000,
over $100,001. The funds overseen by the trustees in the Fund Complex consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

As of April 9, 2002, the Trustees and Officers of the Trust and the Portfolio owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together).

OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund(s) and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund(s) (including Deutsche Bank AG).

--------------------------------------------------------------------------------------
                                                              Value of     Percent of
                                                              Securities   Class on
                       Owner and                              on an        an
                       Relationship to             Title of   Aggregate    Aggregate
Trustee                Trustee           Company   Class      Basis        Basis

--------------------------------------------------------------------------------------
Charles P. Biggar      N/A                                    None
--------------------------------------------------------------------------------------
S. Leland Dill         N/A                                    None
--------------------------------------------------------------------------------------
Martin J. Gruber       N/A                                    None
--------------------------------------------------------------------------------------
Richard J. Herring     N/A                                    None
--------------------------------------------------------------------------------------
Bruce E. Langton       N/A                                    None
--------------------------------------------------------------------------------------
Philip Saunders, Jr.   N/A                                    None
--------------------------------------------------------------------------------------
Harry Van Benschoten   N/A                                    None
--------------------------------------------------------------------------------------

                           Trustee Compensation Table

-----------------------------------------------------------------------------------
                       Aggregate
                       Compensation           Aggregate          Total Compensation
                       from BT                Compensation       from
Trustee                Institutional Funds*   from Portfolio**   Fund Complex***
-----------------------------------------------------------------------------------
Charles P. Biggar      $11,399                $1,425              $62,000
-----------------------------------------------------------------------------------
S. Leland Dill         $11,399                $1,425              $62,000
-----------------------------------------------------------------------------------
Martin Gruber          $11,399                $1,425              $62,000
-----------------------------------------------------------------------------------
Richard J. Herring     $11,399                $1,425              $62,000
-----------------------------------------------------------------------------------
Bruce E. Langton       $11,399                $1,425              $62,000
-----------------------------------------------------------------------------------
Philip Saunders, Jr.   $11,399                $1,425              $62,000
-----------------------------------------------------------------------------------
Harry Van Benschoten   $11,399                $1,425              $62,000
-----------------------------------------------------------------------------------

* The information provided is for the BT Institutional Funds, which is comprised of eight funds, for the year ended December 31, 2001.

** The information provided is for Liquid Assets Portfolio for the Portfolio's most recent fiscal year ended December 31, 2001.

*** Aggregated information is furnished for the Fund Complex which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 2001.

As of April 9, 2002, the following shareholders of record owned 5% or more of the outstanding voting shares of the Fund: Bankers Trust Company Fund Valuation Group, 34 Exchange Place, Jersey City, NJ (77.23%); Bankers Trust CO/CTAS Cust,
Attn: Joseph Lobosco, Deutsche Bank, Jersey Plaza One, Jersey City, NJ 07302 (12.42%); BTCO as agent for various investors, 130 Liberty St #2216, New York, NY 10006 (6.62%).

Information Concerning Committees and Meetings of Trustees

The Board of Trustees of the Trust and Portfolio met 5 times during the fiscal year ended December 31, 2001 and each Trustee attended at least 80% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten, comprise the Valuation Committee which was constituted to consider and act upon all questions relating to valuation of the securities in the Portfolio which may arise between meetings of the Trustees. The Trusts and Portfolio have an Audit Committee consisting of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. All of the members of the Audit Committee are 'independent' as provided for in the applicable requirements of the 1940 Act. Mr. Dill serves as Chairman of the Audit Committee. During the fiscal year ended December 31, 2001, the Audit Committee met 4 times. In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Portfolio and Funds. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Funds'/Portfolio's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Funds/Portfolio, its investment advisor and affiliates by the independent public accountants.

The Nominating Committee, which meets when necessary, consists of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee did not meet during the fiscal year ended December 31, 2001.

                                 Code of Ethics

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Fund's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

The Fund's advisor, DeAM, Inc., has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.

The Fund's principal underwriter, ICC Distributors, has adopted a Code of Ethics applicable to

ICC Distributor's distribution services to registered investment companies such as the Fund. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout" period" surrounding trades by funds for which such investment personnel made investment recommendations, subject to certain exceptions. The distributor's Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                               Investment Advisor

The Fund has not retained the services of an investment advisor since the Fund seeks to achieve its investment objective by investing all its assets in the Portfolio. The Portfolio has retained the services of DeAM, Inc. as Advisor.

DeAM, Inc. (or, the 'Advisor') serves as the Portfolio's investment advisor. Prior to April 30, 2001, Deutsche Bank Trust Company Americas ('DBT Co.'), formerly Bankers Trust Company, served as the Portfolio's investment advisor. The Advisor is a wholly owned subsidiary of Deutsche Bank A.G. ("Deutsche Bank"). Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

The Advisor may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Advisor has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, the Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of the Advisor, its parent or its subsidiaries or affiliates. Also, in dealing with its customers, the Advisor, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by the Advisor or any such affiliate

The Advisor, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. The Advisor may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment advisor. All orders for investment transactions on behalf of the Portfolio are placed by the Advisor with brokers, dealers and other financial intermediaries that it selects, including those affiliated with the Advisor. A the Advisor affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if the Advisor believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which the Advisor or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of the Advisor.

Under the Advisory Agreement, DeAM, Inc. receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Portfolio. For the period April 30, 2001 through December 31, 2001, DeAM, Inc earned $3,201,158 as compensation for investment advisory services provided to the Portfolio. During the same period, DeAM, Inc. reimbursed $1,937,612 to the Portfolio to cover expenses.

For the period January 1, 2001 through April 29, 2001, DBT Co. earned $1,754,182 as compensation for investment advisory services provided to the Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $5,753,688 and $5,208,458, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, DBT Co. reimbursed $1,091,031, $3,546,572 and $3,175,751, respectively, to the Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of the Advisor's investment advisory fees and the Administrator's administration and service fees, including waivers thereof. The Advisor and the Administrator may not recoup any of their waived investment advisory or administration and services fees.

Advisory Contract Approval

     The Investment Advisory Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority of the outstanding voting securities of the Portfolio, and in either event, by a majority of the Independent Trustees of the Portfolio's Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose, (as defined under "Capital Stock"). In approving the continuation of the Portfolio's investment advisory agreement, the Board, including the Independent Trustees, carefully considered (1) the nature and quality of services to be provided to the Portfolio; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Portfolio through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Portfolio and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Portfolio. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of advisory agreement was in the best interests of the Portfolio and its shareholders. The Portfolio or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

                                  Administrator

Investment Company Capital Corp ('ICCC' or the 'Administrator') serves as the administrator to the Fund and the Portfolio. Prior to July 1, 2002, DBT Co. served as the administrator to the Fund and the Portfolio. Under its Administration and Services Agreement with the Trust, ICCC calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the average daily net assets of the Fund.

Under Administration and Services Agreement with the Portfolio, the Administrator calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provide for the Portfolio to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the Administration and Services Agreement, the Administrator may delegate one or more of its responsibilities to others, including affiliates of ICC Distributors, at the Administrator's expense.

Under the Administration and Services Agreement, ICCC is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deems necessary for the proper administration of the Trust and the Portfolio. ICCC will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolio), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with each Trust's and the Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the NAV, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

For the period July 1, 2001 through December 31, 2001 ICCC earned $764,634 as compensation for administrative and other services provided to the Fund. During the same period ICCC reimbursed $20,188 to the Fund to cover expenses.

For the period January 1, 2001 through June 30, 2001 DBT Co. earned $879,341 as compensation for administrative and other services provided to the Fund. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $1,925,476 and $1,726,694, respectively, as compensation for administrative and other services provided to the Fund. During the same periods, DBT Co. reimbursed $73,433, $153,349 and $94,025, respectively, to the Fund to cover expenses.

For the period July 1, 2001 through December 31, 2001 ICCC earned $770,033 as compensation for administrative and other services provided to the Portfolio.

For the period January 1, 2001 through June 30, 2001 DBT Co. earned $881,747 as compensation for administrative and other services provided to the Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $1,976,654 and $1,736,153, respectively, for administrative and other services provided to the Portfolio.

                                   Distributor

ICC Distributors is the principal Distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with The Advisor and the Administrator. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101. In addition to ICC Distributors's duties as Distributor, ICC Distributors and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Fund.

                                  Service Agent

ICCC acts as a service agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Administrator from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, performing shareholder sub-accounting, answering client inquiries regarding the Trust, investing client cash account balances automatically in Fund shares and processing redemption transactions at the request of clients, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Service Agent, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies, arranging for bank wires and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with the Administrator, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                          Custodian and Transfer Agent

DBT Co., 100 Plaza One, Jersey City, New Jersey 07311, serves as custodian for the Portfolio and the Trust. As custodian, DBT Co. holds the Fund's and the Portfolio's assets. For such services, DBT Co. receives monthly fees from the Fund and the Portfolio. DBT Co. will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Investment Company Capital Corp. ("ICCC"), One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Fund for its out-of-pocket expenses.

                                    Expenses

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                       Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serve as Counsel to the Trust and from time to time provides certain legal services to The Advisor and the Administrator. PricewaterhouseCoopers LLP, 250
W. Pratt Street, Baltimore, Maryland 21201 has been selected as Independent Accountants for the Trust.

                            ORGANIZATION OF THE TRUST

BT Institutional Funds was organized on March 26, 1990 as a series Trust. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses and statements of additional information. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The Trust may create and issue additional series of shares. The Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The

Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders generally vote by Fund, except with respect to the election of Trustees. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Upon liquidation of the Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

The Portfolio is a subtrust (or "series") of BT Investment Portfolios, an open-end management investment company. BT Investment Portfolios was organized as a master trust fund under the laws of the State of New York. BT Investment Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. The interests in BT Investment Portfolios are divided into separate series, such as the Portfolio. No series of BT Investment Portfolios has any preference over any other series.

Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

The series of BT Investment Portfolios will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series of BT Investment Portfolios could control the outcome of these votes.

As of April 9, 2002, the following shareholders of record owned 25% or more of the voting securities of the Fund, and, therefore, are deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: Bankers Trust Company Fund Valuation Group, 34 Exchange Place, Jersey City, NJ 07302-3885 (77.23%).

                                      TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

The Fund is designed to provide investors with current income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

The Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that the Fund is a regulated investment company, the Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long- and short-term capital gains, if any, are distributed to its shareholders. Although the Trust expects the Fund to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolio is not subject to the Federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

The Fund declares dividends from its net income daily and pays the dividends monthly. The Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of the Fund's pro rata share of the Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs the Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of the Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from the Fund during that year. Shareholders should consult their tax advisors to assess the consequences of investing in the Fund under state and local laws and to determine whether dividends paid by the Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a backup withholding tax at the current rate with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

                             PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," and/or "effective yield" for the Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The Trust may include this information in sales material and advertisements for the Fund.

Yield is a function of the quality, composition and maturity of the securities held by the Portfolio and operating expenses of the Fund and the Portfolio. In particular, the Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of the Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested by the Portfolio in instruments producing higher yields than the balance of the Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of the Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Fund might be compared with, for example, the IBC First Tier Institutions Only All Taxable Money Fund Average, which is an average compiled by IBC Money Fund Report, a widely recognized, independent publication that monitors the performance of money market mutual funds. Similarly, the yield of the Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of the Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Fund, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

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

     The yields are then calculated as follows:

     Base Period Return   =   Net Change in Account Value
                              ---------------------------
                              Beginning Account Value

     Current Yield        =   Base Period Return x 365/7

     Effective Yield      =   [(1 + Base Period Return)/365/7/] - 1

     Tax Equivalent Yield =   Current Yield
                              -------------
                              (1 - Tax Rate)

For the seven days ended December 31, 2001, the Fund's Current Yield was 2.30% and the Fund's Effective Yield was 2.32%.

                         Economic and Market Information

Advertising and sales literature of the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.

                              FINANCIAL STATEMENTS

The financial statements for the Fund and the Portfolio for the period ended December 31, 2001, are incorporated herein by reference to the Annual Report to shareholders for the Fund dated December 31, 2001. A copy of the Fund's Annual Report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

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

                                    APPENDIX

                        Description of Securities Ratings

Description of S&P's corporate bond ratings:

AAA--Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch Investors Service's corporate bond ratings:

AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

Description of Duff & Phelps' corporate bond ratings:

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Description of S&P's municipal bond ratings:

AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's municipal bond ratings:

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P's municipal note ratings:

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

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's municipal note ratings:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Description of S&P commercial paper ratings:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch Investors Service's commercial paper ratings:

F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

Description of Duff & Phelps' commercial paper ratings:

Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Description of Thomson Bank Watch Short-Term Ratings:

T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

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

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thomson BankWatch Long-Term Ratings:

AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade

(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2002

Investment Advisor of the Portfolio
DEUTSCHE ASSET MANAGEMENT, INC.
280 Park Avenue
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

Custodian
DEUTSCHE BANK TRUST COMPANY AMERICAS
100 Plaza One
Jersey City, NJ 07311

Administrator and Transfer Agent
INVESTMENT COMPANY CAPITAL CORP.
One South Street,
Baltimore, Maryland, 21202

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY 10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusip # 055924864
1720SAI (4/02)

PART C   OTHER INFORMATION

Item 23. Exhibits.
         ---------

(a)          Amended and Restated Declaration of Trust dated March 29, 1990; 1
       (i) Nineteenth Amended Establishment and Designation of Series of Shares of Beneficial Interest dated as of January 24, 2001; 13
(b)    By-Laws; 1
(c)    Incorporated by reference to (b) above;
(d) Investment Advisory Agreement dated April 30, 2001 on behalf of Treasury Assets Fund Institutional and Daily Assets Fund Institutional; 13
(e)    Distribution Agreement dated August 11, 1998; 3
       (i) Appendix A to Distribution Agreement dated August 11, 1998, as revised December 9, 1998; 9
       (ii) Exclusive Placement Agent Agreement dated August 11, 1998 on behalf of Institutional Treasury Assets Fund and Institutional Daily Assets Fund - filed herewith;
(f)    Bonus or Profit Sharing Contracts -- Not applicable;
(g)    Custodian Agreement dated July 1, 1996; 4
       (i) Amendment #1 to Exhibit A dated March 26, 1997 of the Custodian Agreement; 4
       (ii) Amendment #2 to Exhibit A dated October 8, 1997 of Custodian Agreement; 5
       (iii) Amendment #3 to Exhibit A dated October 31, 1997 of Custodian Agreement; 5
       (iv) Cash Services Addendum dated December 18, 1998 to Custodian Agreement; 6
       (v) Amendment #4 to Exhibit A dated December 9, 1998 of Custodian Agreement; 9
       (vi)  Custodian Agreement dated September 10, 1996 on behalf of
              Daily Assets Fund Institutional 4; as revised April 27, 2001; 13
       (vii) Delegation of Responsibilities as a Foreign Custody Manager under Rule 17-5 and Assumption by Delegate of Certain Responsibilities under Rule 17f-7 dated July 2, 2001; 14
(h)    Administration Agreement dated July 1, 2001; 14

       (i) Expense Limitation Agreement dated July 1, 2001, among BT Institutional Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, BT Investment Portfolios, Deutsche Asset Management, Inc. and Investment Company Capital Corp.; 15
(i)    Legal Opinion - Not Applicable;

(j)  Consent of Independent Accountants - filed herewith
(k)  Omitted Financial Statements - Not Applicable;
(l)  (i)   Investment representation letter of initial shareholder of Equity
           500 Index Fund; 7
     (ii) Investment representation letter of initial shareholder of Institutional Liquid Assets Fund; 1
     (iii) Investment representation letter of initial shareholder of
           Daily Assets Fund Institutional; 2
(m)  Rule 12b-1 Plans - Not Applicable;
(n)  Financial Data Schedules - Not Applicable;
(o) Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-3 dated March 26, 1997; 4
(p)  Fund, Adviser, and Distributor Codes of Ethics; 12
     (i)   Amended Fund Code of Ethics dated May 2001 - filed herewith;
     (ii)  Amended Adviser Code of Ethics dated July 1, 2001; 14
(q)  Powers of Attorney; 15.
_________________
1. Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement as filed with the Commission on July 5, 1995.
2. Incorporated by reference to Amendment No. 21 to the Registration Statement as filed with the Commission on September 24, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement as filed with the Commission on November 24, 1998.
4. Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement as filed with the Commission on September 10, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement as filed with the Commission on January 28, 1998.
6. Incorporated by reference to Amendment No. 31 to the Registration Statement as filed with the Commission on October 27, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed with the Commission on April 30, 1992.
8. Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed with the Commission on January 28, 1999.
9. Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement as filed with the Commission on February 8, 1999.
10. Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement as filed with the Commission on March 17, 1997.
11. Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement as filed with the Commission on April 30, 1999.

12. Incorporated by reference to Amendment No. 31 to the Registration Statement as filed with the Commission on April 28, 2000.
13. Incorporated by reference to Amendment No. 42 to the Registration Statement as filed with the Commission on April 30, 2001.
14. Incorporated by reference to Amendment No. 43 to the Registration Statement as filed with the Commission on October 26, 2001.
15. Incorporated by reference to Amendment No. 34 to the Registration Statement as filed with the Commission on February 28, 2002.

Item 24. Persons Controlled by or under Common Control with Registrant.
         --------------------------------------------------------------

None

Item 25. Indemnification.
         ----------------

Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the Commission on April 30, 1996.

Item 26. Business and Other Connections of Investment Adviser.
         -----------------------------------------------------

All of the information required by this item is set forth in the Form ADV, as amended, of Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.) (File No. 801-27291). The following sections of each such Form ADV are incorporated herein by reference:

(a)  Items 1 and 2 of Part II
(b)  Section 6, Business Background, of each Schedule D.

Item 27. Principal Underwriters.

(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies: BT Investment Funds, BT Advisor Funds, BT Institutional Funds, BT Pyramid Mutual Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Asset Management Portfolio, BT Investment Portfolios, Deutsche Bank Alex Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Emerging Growth Fund, Inc., Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Real Estate

Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Flag Investors Series Funds, Inc., Deutsche Investors Funds, Inc.( formerly known as Flag Investors Funds, Inc.), Deutsche Investors Portfolios Trust (formerly known as Flag Investors Portfolios Trust) and Morgan Grenfell Investment Trust.


(b) Unless otherwise stated, the principal business address for the following persons is Two Portland Square, Portland, Maine 04101.

Name and                   Positions and                      Positions and
Principal Business         Offices with                       Offices with
Address                    Distributor                        Registrant

John A. Keffer             President & Director               None
David R. Keffer            Director                           None
Ronald H. Hirsch           Treasurer                          None
Nanette K. Chern           Chief Compliance Officer           None
David I. Goldstein         Secretary                          None
Benjamin L. Niles          Vice President                     None
Frederick Skillin          Assistant Treasurer                None
Dana A. Lukens             Assistant Secretary                None

(c)  None

ITEM 28. Location of Accounts and Records.
         ---------------------------------

BT Institutional Funds:                    Deutsche Asset Management
(Registrant)                               One South Street
                                           Baltimore, MD 21202

Deutsche Asset Management, Inc.:           280 Park Avenue
(Investment Advisor)                       New York, NY 10017

ICCC:                                      One South Street
(Administrator and Transfer Agent)         Baltimore, MD 21202

ICC Distributors, Inc.:                    Two Portland Square
(Distributor)                              Portland, ME 04101

Deutsche Bank Trust Company Americas       100 Plaza One
(Custodian)                                Jersey City, New Jersey 07311

DST                                        127 West 10/th/ Street
(Sub-Transfer Agent                        Kansas City, MO 64105
and Sub-Dividend Distribution Agent)

ITEM 29. Management Services.
         --------------------

Not Applicable

ITEM 30. Undertakings.
         -------------

Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940,as amended, the Registrant, BT INSTITUTIONAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 30th day of April, 2002.

                                            BT INSTITUTIONAL FUNDS

                                            By: /s/ DANIEL O. HIRSCH
                                               --------------------------
                                                 Daniel O. Hirsch, Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                               TITLE                                   DATE
--------------------------------------------------------------------------------


/s/ DANIEL O. HIRSCH               April 30, 2002
Daniel O. Hirsch                   (Attorney in Fact for the Persons
Secretary                          Listed Below)

/s/ RICHARD T. HALE*               President, Chief Executive
Richard T. Hale                    Officer and Trustee

/s/ CHARLES A. RIZZO*              Treasurer (Principal
Charles A. Rizzo                   Financial and Accounting Officer

/s/ CHARLES P. BIGGAR*             Trustee
Charles P. Biggar

/s/ S. LELAND DILL*                Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*              Trustee
Martin J. Gruber

/s/ RICHARD J. HERRING*            Trustee
Richard J. Herring

/s/ BRUCE T. LANGTON*                     Trustee
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*                 Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN                  Trustee
Harry Van Benschoten



* By Power of Attorney - Incorporated by reference to Amendment No. 34 to the Registration Statement as filed with the Commission on February 28, 2002.

                                   SIGNATURES

     CASH MANAGEMENT PORTFOLIO, TREASURY MONEY PORTFOLIO, EQUITY 500 INDEX PORTFOLIO, and BT INVESTMENT PORTFOLIOS have duly caused this Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of BT Institutional Funds to be signed on their behalf by the undersigned authorized in the City of Baltimore and the State of Maryland on the 30th day of April, 2002.


                                CASH MANAGEMENT PORTFOLIO
                                By:  /s/ Daniel O. Hirsch
                                     --------------------
                                     Daniel O. Hirsch, Secretary

                                TREASURY MONEY PORTFOLIO
                                By:  /s/ Daniel O. Hirsch
                                     --------------------
                                     Daniel O. Hirsch, Secretary

                                EQUITY 500 INDEX PORTFOLIO
                                By:  /s/ Daniel O. Hirsch
                                     --------------------
                                     Daniel O. Hirsch, Secretary

                                BT INVESTMENT PORTFOLIOS
                                By:  /s/ Daniel O. Hirsch
                                     --------------------
                                     Daniel O. Hirsch, Secretary

This Post-Effective Amendment No. 35 to the Registration Statement of BT Institutional Funds has been signed below by the following persons in the capacities indicated with respect to CASH MANAGEMENT PORTFOLIO, TREASURY MONEY PORTFOLIO, EQUITY INDEX PORTFOLIO and BT INVESTMENT PORTFOLIOS.

NAME                           TITLE                             DATE

By:
/s/ Daniel O. Hirsch        Secretary                            April 30, 2002
--------------------
Daniel O. Hirsch            (Attorney in
                            Fact for the
                            Persons Listed
                            Below)

/s/ CHARLES A. RIZZO*       Treasurer (Principal
Charles A. Rizzo            Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR *     Trustee
Charles P. Biggar

/s/ S. LELAND DILL*         Trustee

S. Leland Dill

/s/ MARTIN J. GRUBER*          Trustee
Martin J. Gruber

/s/ RICHARD T. HALE*           Trustee, President and
Richard T. Hale                Chief Executive Officer

/s/ RICHARD R. HERRING*        Trustee
Richard R. Herring

/s/ BRUCE E. LANGTON*          Trustee
Bruce E. Langton

/s/ PHILIP SAUNDERS, JR.*      Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*      Trustee
Harry Van Benschoten

By Power of Attorney - Incorporated by reference to Amendment No. 34 to the Registration Statement as filed with the Commission on February 28, 2002.

                             RESOLUTIONS RELATING TO

                     RATIFICATION OF REGISTRATION STATEMENTS

                   (Approved by the Boards of each Investment
                 Company with a Fiscal Year End of December 31)

         RESOLVED,        that the proper officers of the Trust be, and they
                          hereby are, authorized and directed to execute, in the name and on behalf of the Trust, a Post-Effective
                          Amendment under the Securities Act of 1933 (the "1933
                          Act") and an Amendment under the Investment Company
                          Act of 1940, as amended, (the "1940 Act") to the Trust's Registration Statement on Form N-1A, and all necessary exhibits and other instruments relating thereto (collectively, the "Registration Statement"), to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Securities and Exchange Commission (the "Commission"), under the 1933 Act and the 1940 Act and to appear, together with legal counsel, on behalf of the Trust before the Commission in connection with any matter relating to the Registration Statement.

         RESOLVED,        that the proper officer of the Trust be, and he or she
                          hereby is, authorized and directed in the name and on behalf of the Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Trust under the securities laws of such of the states of the United
                          States of America or other jurisdictions, including
                          Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Trust.

          RESOLVED, that the proper and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Trust.

          RESOLVED, that the proper officers of the Portfolio Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Portfolio Trust, an Amendment under the 1940 Act to the Portfolio Trust's Registration Statement, to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Commission, and to appear, together with legal counsel, on behalf of the Portfolio Trust before the Commission in connection with any matter relating to the Registration Statement.

          RESOLVED, that the proper officer of the Portfolio Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Portfolio Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Portfolio Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Portfolio Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Portfolio Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Portfolio Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Trustees and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Portfolio Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Portfolio Trust.

          RESOLVED, that any and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Portfolio Trust.